UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-05601

                      SEI INSTITUTIONAL INTERNATIONAL TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-342-5734

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 85.8%

AUSTRALIA -- 4.4%
   AED Oil*                                              41,000   $         151
   Amcor                                                191,383           1,155
   Asciano Group                                         68,183             416
   Australia & New Zealand Banking
      Group                                              90,800           2,173
   Australian Infrastructure Fund                       633,100           1,714
   Babcock & Brown                                       36,806             866
   BHP Billiton                                         657,259          22,977
   BlueScope Steel                                      475,400           3,991
   Bradken                                                  400               3
   Brambles                                             271,599           2,727
   Centro Properties Group                               47,339              41
   Challenger Financial Services
      Group                                             915,100           3,964
   Coca-Cola Amatil                                      45,000             372
   Commonwealth Bank of Australia                        74,132           3,822
   CSL                                                   76,164           2,413
   CSR                                                  484,400           1,312
   Dominion Mining                                        2,400              12
   Downer EDI                                           222,339           1,044
   Fairfax Media                                        557,700           2,277
   Felix Resources                                       11,200              79
   Flight Centre                                         97,900           2,748
   Fortescue Metals Group*                              105,000             691
   Foster's Group                                       375,700           2,149
   Goodman Fielder                                      755,697           1,249
   Incitec Pivot                                          1,800             184
   Independence Group                                     2,500              19
   ING Industrial Fund                                  601,551           1,333
   Jubilee Mines                                         28,500             562
   Leighton Holdings                                    111,800           5,916
   Macquarie Airports                                 1,935,319           6,836
   Macquarie Group                                       42,510           2,844
   Macquarie Infrastructure Group                     1,701,909           4,501
   Minara Resources                                       6,800              37
   Mincor Resources                                      18,300              66
   Mirvac Group                                         191,104             999
   National Australia Bank                              237,921           7,837
   Newcrest Mining                                      287,090           8,278
   Nufarm                                                   600               7
   OneSteel                                              38,200             205
   Origin Energy                                        121,000             934
   Pacific Brands                                     2,044,364           5,806
   Portman*                                               4,000              37
   Qantas Airways                                     1,035,991           4,922
   QBE Insurance Group                                  530,503          15,402
   Rio Tinto                                             22,300           2,594
   Sally Malay Mining                                    37,500             173
   Santos                                               135,600           1,666
   Seven Network                                        283,100           3,160
   Sims Group                                            20,700             483
   Suncorp-Metway                                        14,812             219
   Telstra                                            2,078,000           5,746
   Telstra                                              683,786           2,802
   Toll Holdings                                        163,552           1,633
   Wesfarmers*                                           12,333             441
   Westfield Group                                       59,700           1,091
   Westpac Banking                                      158,945           3,865
   Woolworths                                           375,609          11,139
   WorleyParsons                                        119,532           5,385
   Zinifex                                              154,800           1,661
                                                                  --------------
                                                                        167,129
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
AUSTRIA -- 0.7%
   bwin Interactive Entertainment*                       20,000   $         776
   Immoeast*                                             81,069             870
   IMMOFINANZ                                            82,583             834
   OMV                                                  170,800          13,788
   Raiffeisen International Bank
      Holding                                            12,801           1,924
   Schoeller-Bleckmann Oilfield
      Equipment                                           6,700             601
   Telekom Austria                                       42,400           1,171
   Voestalpine                                           60,279           4,320
   Wienerberger                                          14,500             799
                                                                  --------------
                                                                         25,083
                                                                  --------------
BELGIUM -- 1.3%
   Belgacom                                              42,727           2,105
   Compagnie Maritime Belge                              60,400           5,225
   D'ieteren                                              2,800           1,006
   Delhaize Group                                        22,500           1,975
   Dexia                                                133,137           3,343
   Fortis                                               447,215          11,708
   Fortis (Netherlands Line)                            123,556           3,244
   Gimv                                                  24,800           1,697
   InBev                                                 16,300           1,355
   KBC Groep                                             13,047           1,836
   Solvay                                                15,134           2,117
   UCB                                                   52,430           2,380
   Umicore                                               40,700          10,086
                                                                  --------------
                                                                         48,077
                                                                  --------------
BRAZIL -- 0.1%
   Gerdau ADR                                            19,375             562
   Uniao de Bancos Brasileiros GDR                       13,800           1,927
                                                                  --------------
                                                                          2,489
                                                                  --------------
CANADA -- 2.7%
   Barrick Gold                                         361,600          15,205
   Cameco                                               175,400           7,032
   Canadian Imperial Bank of
      Commerce                                           32,100           2,295
   Canadian National Railway                             27,600           1,305
   Canadian Natural Resources                            34,100           2,508
   Eastern Platinum*                                  1,176,550           3,421
   EnCana                                                95,700           6,545
   Fairfax Financial Holdings                             3,800           1,105
   Gildan Activewear*                                    19,100             792
   HudBay Minerals*                                      49,200             972
   Inmet Mining                                          24,700           2,016
   Methanex                                              81,700           2,281
   Nexen                                                      1              --
   Petro-Canada                                          60,600           3,270
   Potash Saskatchewan                                  109,100          15,862
   Power of Canada                                       31,800           1,293
   Research In Motion*                                   99,530          11,287
   Rogers Communications, Cl B                          175,230           7,988
   Royal Bank of Canada                                  59,200           3,044
   Shoppers Drug Mart                                    24,500           1,322
   Sun Life Financial                                    40,400           2,280
   Suncor Energy                                         21,700           2,373
   Teck Cominco, Cl B                                   116,500           4,182
   TELUS                                                 75,577           3,676
                                                                  --------------
                                                                        102,054
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
CHINA -- 0.4%
   Alibaba.com*                                         121,500   $         431
   Belle International Holdings                          80,000             120
   China Life Insurance                               1,245,900           6,368
   China Petroleum & Chemical                         2,176,000           3,226
   China Shenhua Energy, Cl H                           240,000           1,414
   Industrial & Commercial Bank of
   China, Cl H                                        1,994,000           1,415
   Tencent Holdings                                     256,000           1,912
                                                                  --------------
                                                                         14,886
                                                                  --------------
CYPRUS -- 0.2%
   Marfin Popular Bank                                  593,450           7,902
                                                                  --------------
CZECH REPUBLIC -- 0.2%
   CEZ                                                   87,350           6,493
                                                                  --------------
DENMARK -- 1.1%
   A P Moller - Maersk, Cl A                                340           3,596
   A P Moller - Maersk, Cl B                              1,049          11,203
   Carlsberg, Cl B                                       37,971           4,571
   D/S Norden                                             4,012             445
   Danisco                                                6,895             487
   Danske Bank                                           97,512           3,811
   East Asiatic                                          14,788           1,145
   H Lundbeck                                             4,600             124
   Novo Nordisk, Cl B                                    46,000           3,003
   Sydbank                                                5,978             256
   Vestas Wind Systems*                                 117,907          12,732
                                                                  --------------
                                                                         41,373
                                                                  --------------
FINLAND -- 1.5%
   Kemira                                                32,000             670
   Kone, Cl B                                             2,411             168
   Konecranes*                                           22,973             783
   Metso                                                    184              10
   Nokia                                              1,039,909          39,951
   Nokian Renkaat                                        42,500           1,475
   OKO Bank, Cl A                                        94,709           1,806
   Outokumpu                                             63,744           1,960
   Rautaruukki                                           24,500           1,047
   Sampo, Cl A                                           90,238           2,382
   Stora Enso, Cl R                                     165,200           2,466
   UPM-Kymmene                                          117,962           2,387
   Wartsila, Cl B                                        20,500           1,551
                                                                  --------------
                                                                         56,656
                                                                  --------------
FRANCE -- 7.8%
   Accor                                                 13,317           1,065
   Air France-KLM                                       100,034           3,496
   Air Liquide                                           14,705           2,188
   Alstom                                                11,848           2,545
   April Group                                           10,600             715
   Arkema*                                               47,266           3,104
   Atos Origin*                                             600              31
   AXA                                                  208,028           8,294
   BNP Paribas                                          232,607          25,238
   Bouygues                                             114,014           9,474
   Cap Gemini                                            42,100           2,645
   Carbone Lorraine                                       7,600             524
   Carrefour                                             16,900           1,315
   Casino Guichard Perrachon                             13,699           1,490
   Christian Dior                                        10,165           1,336
   Cie de Saint-Gobain                                   93,318           8,794

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cie Generale de Geophysique-
   Veritas*                                              26,365   $       7,458
   Ciments Francais                                       7,040           1,208
   CNP Assurances                                        15,110           1,966
   Compagnie Generale des
      Etablissements Michelin, Cl B                      81,800           9,352
   Credit Agricole                                      262,050           8,841
   Dassault Systemes                                     28,862           1,708
   Electricite de France                                 12,800           1,525
   Financiere de L'Odet                                   1,387             605
   France Telecom                                       479,966          17,217
   Groupe Danone                                         51,614           4,626
   Haulotte Group                                         9,000             269
   L'Oreal                                               50,225           7,192
   Lafarge                                               44,071           8,003
   Lagardere S.C.A.                                      68,313           5,116
   Natixis                                                1,869              36
   PagesJaunes Groupe                                    29,500             590
   Pernod-Ricard                                          3,600             831
   Peugeot                                              105,094           7,963
   Publicis Groupe                                       21,100             825
   Renault                                              112,324          15,930
   Rhodia*                                               33,900           1,309
   Sanofi-Aventis                                       333,674          30,545
   Sanofi-Aventis (Germany Line)                          2,125             195
   Schneider Electric                                    47,337           6,411
   SCOR                                                  46,789           1,197
   Sequana Capital                                          334              11
   Societe Generale                                      98,905          14,305
   Sodexho Alliance                                       1,500              92
   Suez*                                                 39,942           2,719
   Technip                                               16,500           1,312
   Thales                                                42,944           2,558
   Thomson                                               60,000             848
   Total                                                411,092          34,039
   Veolia Environnement                                  54,056           4,924
   Vinci                                                174,735          12,923
   Vivendi                                              140,714           6,461
   Wendel                                                 6,289             908
                                                                  --------------
                                                                        294,272
                                                                  --------------
GERMANY -- 9.2%
   Allianz                                              162,151          34,934
   Altana                                                12,688             307
   BASF                                                 189,964          28,170
   Bayer                                                245,926          22,490
   Bayerische Motoren Werke                              46,341           2,875
   Commerzbank                                          188,541           7,173
   Continental                                           24,000           3,140
   Daimler                                              334,501          32,420
   Deutsche Bank*                                       130,680          17,064
   Deutsche Beteiligungs                                 53,100           1,671
   Deutsche Boerse                                       34,700           6,849
   Deutsche Lufthansa                                   303,292           8,085
   Deutsche Post                                         14,128             485
   Deutsche Telekom                                     285,700           6,288
   E.ON                                                 189,143          40,211
   Fresenius Medical Care                               188,250          10,108
   Gildemeister                                          21,100             571
   Heidelberger Druckmaschinen                            4,304             144
   Henkel                                                 7,984             408
   Hochtief                                              21,400           2,875
   Hypo Real Estate Holding                              81,529           4,307
   Infineon Technologies*                               147,000           1,733
   KSB                                                      239             158
   Lanxess                                               19,800             976
   MAN                                                   11,188           1,857


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   MTU Aero Engines Holding                               1,041   $          61
   Muenchener Rueckversicherungs                         83,222          16,162
   MVV Energie                                            1,364              64
   Norddeutsche Affinerie                               183,600           7,131
   Rheinmetall                                            1,003              80
   RWE                                                   90,800          12,731
   Salzgitter                                            53,335           7,971
   SAP                                                   17,024             876
   SGL Carbon*                                          104,900           5,676
   Siemens                                              190,636          30,312
   Software                                              22,500           1,995
   Suedzucker                                           111,612           2,648
   ThyssenKrupp                                         172,902           9,732
   Volkswagen                                            30,739           7,066
   Vossloh                                               36,100           4,230
   Wincor Nixdorf                                        15,739           1,490
                                                                  --------------
                                                                        343,524
                                                                  --------------
GREECE -- 0.2%
   Alpha Bank                                            31,918           1,156
   Coca Cola Hellenic Bottling                           31,959           1,379
   Hellenic Telecommunications
      Organization                                       66,000           2,414
   National Bank of Greece                               12,728             873
   Public Power                                          13,963             733
                                                                  --------------
                                                                          6,555
                                                                  --------------
HONG KONG -- 2.8%
   Allied Properties                                    160,000              59
   Bank of East Asia                                    341,200           2,312
   BOC Hong Kong Holdings                               460,500           1,277
   Cheung Kong Holdings                                 137,000           2,503
   China Mobile                                       1,024,400          17,839
   China Netcom Group                                   575,000           1,713
   China Oriental Group                                 594,000             482
   Chinese Estates Holdings                             609,800           1,098
   Chow Sang Sang Holdings                               66,000             113
   CLP Holdings                                         333,500           2,266
   Dah Sing Banking Group                                 3,000               7
   Emperor International Holdings                       133,000              59
   Enerchina Holdings                                   312,400              15
   Esprit Holdings                                      188,300           2,773
   Great Eagle Holdings                                 522,400           1,933
   Guoco Group                                           93,800           1,251
   Hang Lung Group                                      116,100             627
   Hang Lung Properties                                  75,000             335
   Hang Seng Bank                                        83,300           1,705
   Hong Kong & China Gas                                387,200           1,179
   Hong Kong Exchanges and Clearing                     440,100          12,338
   Hongkong & Shanghai Hotels                           836,400           1,465
   HongKong Electric Holdings                           805,600           4,610
   Hongkong Land Holdings                               894,000           4,379
   Hopewell Holdings                                    678,600           3,111
   Hopson Development Holdings (B)                       22,000              60
   Hutchison Telecommunications
      International                                     478,500             721
   Hutchison Whampoa                                     82,000             924
   Jardine Matheson Holdings                                800              22
   Jardine Strategic Holdings                            49,000             766
   Li & Fung                                            202,729             808
   Miramar Hotel & Investment                             6,000              11
   New World China Land                                 581,600             517
   New World Development                              1,228,200           4,300
   Orient Overseas International                         27,500             201
   Pacific Century Premium
   Developments                                         540,000             177

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   SEA Holdings                                          38,000   $          31
   Singamas Container Holdings                        3,501,800           1,507
   Sino Land                                            446,000           1,562
   Sinolink Worldwide Holdings                        1,140,000             251
   Solomon Systech International                      7,507,800             630
   SRE Group                                            124,000              31
   Sun Hung Kai                                       1,203,400           1,600
   Sun Hung Kai Properties                              665,500          13,978
   Swire Pacific, Cl A                                  284,500           3,899
   Tian An China Investment                             449,900             628
   Transport International Holdings                      10,400              49
   Truly International Holdings                          20,000              46
   VTech Holdings                                       140,600           1,000
   Wharf Holdings                                       804,000           4,159
   Wheelock                                             483,100           1,479
   Wing On International                                 22,000              40
                                                                  --------------
                                                                        104,846
                                                                  --------------
INDIA -- 0.2%
   Reliance Industries GDR (F)                           57,170           8,433
                                                                  --------------
IRELAND -- 0.3%
   Allied Irish Banks                                   115,900           2,658
   CRH                                                  146,010           5,071
   DCC                                                   65,000           1,847
   Dragon Oil*                                            1,506              10
   Irish Life & Permanent                                53,500             915
   Total Produce                                         67,294              58
                                                                  --------------
                                                                         10,559
                                                                  --------------
ISRAEL -- 0.3%
   Teva Pharmaceutical
      Industries ADR                                    253,470          11,781
                                                                  --------------
ITALY -- 2.9%
   A2A                                                  835,000           3,822
   ACEA                                                   7,471             155
   Aedes                                                130,500             664
   Banco Popolare Scarl                                  18,559             410
   Beni Stabili                                       2,921,500           3,170
   Buzzi Unicem                                          79,408           2,194
   Cementir                                             135,139           1,191
   Danieli                                               45,500           1,418
   Ducati Motor Holding                               1,698,800           3,573
   Edison                                                 2,424               8
   Enel                                                 526,420           6,260
   ENI                                                  682,069          24,893
   Fiat                                                 586,017          15,081
   Fiat RNC                                             173,540           3,692
   Fondiaria-Sai                                         16,704             685
   IFIL - Investments                                 1,063,650           9,960
   Immobiliare Grande Distribuzione                     268,200             796
   Indesit                                               97,400           1,503
   Intesa Sanpaolo                                      779,167           6,132
   Iride                                                 32,921             123
   Italcementi                                          121,695           2,606
   Italmobiliare                                         15,600           1,433
   MARR                                                 113,100           1,159
   Pirelli & C*                                         506,766             557
   Prysmian*                                              7,832             194
   Safilo Group                                          96,948             323
   Saipem                                                15,400             615
   Telecom Italia                                     1,737,568           5,387
   Telecom Italia RNC                                 1,400,598           3,321
   UniCredito Italiano                                  634,772           5,221


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Unione di Banche Italiane                             27,428   $         754
                                                                  --------------
                                                                        107,300
                                                                  --------------
JAPAN -- 16.2%
   Aeon                                                 514,400           7,504
   Aichi Bank                                             1,600             136
   Aida Engineering                                       6,000              33
   Aioi Insurance                                       150,000             708
   Aisin Seiki                                          168,200           6,964
   Ajinomoto                                             75,000             849
   Amada                                                123,400           1,070
   AOC Holdings                                         101,600           1,469
   Aoyama Trading                                        64,000           1,657
   Asahi Breweries                                       83,100           1,402
   Asahi Glass                                          219,000           2,896
   Asahi Kasei                                          177,000           1,168
   Astellas Pharma                                       38,900           1,687
   Atsugi                                             1,834,000           2,279
   Autobacs Seven                                        60,500           1,219
   Bank of Kyoto                                        204,100           2,414
   Bank of Nagoya                                        37,000             225
   Bank of Okinawa                                          700              25
   Bank of the Ryukyus                                  106,200           1,300
   Belluna                                               11,100              77
   Bridgestone                                          123,700           2,184
   Canon                                                 98,448           4,506
   Casio Computer                                        63,300             736
   Cawachi                                                4,400             114
   Central Glass                                         17,000              64
   Chiba Bank                                            26,000             209
   Circle K Sunkus                                       16,500             244
   Citizen Holdings                                     139,000           1,350
   CMK                                                  273,900           2,077
   Coca-Cola West Holdings                               58,600           1,294
   COMSYS Holdings                                       64,000             521
   Cosmo Oil                                            790,400           2,922
   Cosmos Initia                                          4,000              11
   Credit Saison                                         10,800             294
   Dai Nippon Printing                                   42,000             615
   Daimei Telecom Engineering                           168,100           1,161
   Dainippon Ink and Chemicals                          106,000             528
   Dainippon Screen Manufacturing                        58,000             324
   Dainippon Sumitomo Pharma                             81,000             591
   Daishi Bank                                           76,000             308
   Daiwa House Industry                                 101,000           1,290
   Denki Kagaku Kogyo                                    10,000              43
   Denso                                                 24,300             989
   East Japan Railway                                       167           1,374
   Eighteenth Bank                                       53,000             184
   Elpida Memory*                                        57,000           1,949
   FamilyMart                                             7,600             238
   Fanuc                                                 51,100           4,954
   Fields                                                    65              83
   Fuji Electric Holdings                               127,000             439
   Fuji Heavy Industries                                154,000             713
   Fuji Machine Manufacturing                             2,200              47
   FUJIFILM Holdings                                    109,000           4,562
   Fujitsu                                              600,000           4,014
   Fukuda Denshi                                            300               9
   Fukuyama Transporting                                347,000           1,397
   Gunma Bank                                           471,500           3,100
   Gunze                                                347,400           1,520
   Hachijuni Bank                                        60,000             403
   Hakuhodo DY Holdings                                   2,830             158
   Hankyu Hanshin Holdings*                             433,000           1,869
   Heiwa                                                 22,200             194
   Higashi-Nippon Bank                                   33,000             113

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Hikari Tsushin                                         5,100   $         173
   Hirose Electric                                       10,100           1,159
   Hitachi                                              750,000           5,572
   Hitachi Cable                                        161,000             950
   Hitachi Maxell                                        14,200             172
   Hokkaido Electric Power                               44,400             957
   Hokuetsu Bank                                          1,000               2
   Honda Motor                                          287,700           9,504
   HOYA                                                 120,900           3,825
   Hyakugo Bank                                          48,000             265
   Ibiden                                                78,100           5,401
   Idemitsu Kosan                                        23,300           2,454
   Inpex Holdings                                           288           3,126
   Isuzu Motors                                         546,000           2,451
   ITOCHU                                               782,000           7,546
   Japan Airlines                                        74,000             168
   Japan Steel Works                                    877,450          12,723
   Japan Tobacco                                          2,005          11,855
   JFE Holdings                                         227,900          11,428
   JGC                                                  118,000           2,023
   Joshin Denki                                         139,000           1,147
   Joyo Bank                                             20,000             112
   Kagoshima Bank                                         1,000               7
   Kamigumi                                              72,000             520
   Kaneka                                                11,000              91
   Kansai Electric Power                                167,300           3,897
   Kanto Tsukuba Bank                                   237,100           1,425
   Kawasaki Kisen Kaisha                                127,000           1,233
   KDDI                                                      18             133
   Keyence                                               11,900           2,922
   Kinden                                                48,000             375
   Kirin Holdings                                        80,000           1,174
   KK DaVinci Advisors*                                     308             267
   Kobe Steel                                           772,000           2,489
   Komatsu                                              143,800           3,857
   Komori                                                49,900           1,100
   Konica Minolta Holdings                               19,000             333
   Kubota                                                20,000             135
   Kumagai Gumi                                         535,600             628
   Kuraray                                              109,500           1,321
   Kyorin                                                14,000             153
   Kyowa Hakko Kogyo                                     47,000             502
   Kyushu Electric Power                                172,900           4,245
   Leopalace21                                           11,100             298
   Maeda                                                  2,000               7
   Makita                                                22,900             957
   Marubeni                                             253,000           1,773
   Matsushita Electric Industrial                       169,100           3,465
   Mazda Motor                                          212,000           1,049
   Mie Bank                                               5,000              25
   Millea Holdings                                       99,700           3,347
   Mitsubishi                                           771,900          20,891
   Mitsubishi Chemical Holdings                         571,000           4,357
   Mitsubishi Electric                                   12,000             124
   Mitsubishi Gas Chemical                              118,000           1,148
   Mitsubishi Heavy Industries                          340,000           1,445
   Mitsubishi Materials                                 455,400           1,923
   Mitsubishi Paper Mills                               874,200           1,825
   Mitsubishi Tanabe Pharma                              55,000             511
   Mitsubishi UFJ Financial Group (I)                 1,784,120          16,824
   Mitsui                                               599,000          12,509
   Mitsui Chemicals                                     716,000           4,648
   Mitsui OSK Lines                                     723,000           9,140
   Mitsui Sumitomo Insurance                            136,200           1,319
   Miyazaki Bank                                         42,000             171
   Mizuho Financial Group                                 1,254           5,973
   Murata Manufacturing                                  40,000           2,297


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Nafco                                                  5,200   $          97
   Nagase                                                19,000             196
   Namco Bandai Holdings                                164,300           2,549
   NEC                                                  284,000           1,304
   Nichicon                                             166,400           1,682
   Nikon                                                 95,000           3,232
   Nintendo                                              55,375          32,514
   Nippo                                                220,200           1,585
   Nippon Beet Sugar Manufacturing                      403,000             845
   Nippon Electric Glass                                 75,500           1,228
   Nippon Express                                        25,000             128
   Nippon Konpo Unyu Soko                               163,200           2,161
   Nippon Mining Holdings                               156,500             993
   Nippon Oil                                           579,000           4,681
   Nippon Sheet Glass                                   177,000             893
   Nippon Shokubai                                       57,000             546
   Nippon Steel                                       1,716,500          10,507
   Nippon Telegraph & Telephone                           2,386          11,861
   Nippon Yusen                                         275,000           2,166
   Nissan Motor                                         893,900           9,756
   Nissay Dowa General Insurance                         70,000             338
   Nisshin Oillio Group                                  35,000             130
   Nisshin Steel                                        205,000             708
   Nisshinbo Industries                                 279,600           3,409
   Nitto Kogyo                                            4,100              45
   Nomura Holdings                                      135,000           2,262
   NSK                                                   23,000             236
   NTT DoCoMo                                             3,247           5,346
   Oiles                                                    900              17
   Oita Bank                                              4,000              25
   Oki Electric Industry                                878,000           1,367
   Okumura                                              409,600           1,988
   Olympus                                               30,000           1,223
   Omron                                                120,300           2,832
   ORIX                                                  65,840          11,073
   Plenus                                                 7,700             107
   Ricoh                                                188,000           3,432
   Riso Kagaku                                            1,400              25
   Rohm                                                  14,700           1,275
   Roland                                                   400              11
   San-In Godo Bank                                      32,000             256
   Sankyo                                                 7,100             328
   Sanwa Holdings                                       160,000             786
   Sega Sammy Holdings                                   55,400             686
   Seiko Epson                                           40,400             860
   Seino Holdings*                                       72,000             484
   Sekisui Chemical                                     235,000           1,570
   Sekisui House                                        321,000           3,431
   SFCG                                                   9,700           1,339
   Sharp                                                303,000           5,405
   Shimizu Bank                                           1,000              45
   Shin-Etsu Chemical                                    18,600           1,157
   Shinsei Bank                                         389,000           1,412
   Shiseido                                              22,000             519
   Showa                                                 15,200             140
   Showa Shell Sekiyu                                   131,900           1,456
   SMC                                                   28,200           3,355
   Softbank                                             616,800          12,650
   Sojitz                                               259,600             926
   Sompo Japan Insurance                                 27,000             242
   Sony                                                 314,800          17,151
   Sony Financial Holdings                                  310           1,185
   Sumitomo                                             402,600           5,633
   Sumitomo Chemical                                    699,200           6,192
   Sumitomo Electric Industries                          70,380           1,110
   Sumitomo Heavy Industries                             67,000             611
   Sumitomo Metal Industries                            531,000           2,428

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Sumitomo Metal Mining                                162,000   $       2,739
   Sumitomo Mitsui Financial Group                        2,732          20,218
   Suzuken                                               19,300             687
   Suzuki Motor                                         175,200           5,253
   T&D Holdings                                          22,400           1,140
   Taisho Pharmaceutical                                 19,000             366
   Takeda Pharmaceutical                                 61,100           3,570
   Takefuji                                              28,660             688
   Terumo                                                 6,800             354
   Toagosei                                             867,300           2,748
   Tochigi Bank                                          13,000              74
   Toda                                                 793,300           3,803
   Tokai Rika                                            36,300           1,119
   Tokyo Electric Power                                 224,000           5,799
   Tokyo Electron                                        20,500           1,246
   Tokyo Gas                                            227,000           1,060
   Tokyu                                                241,000           1,573
   Toppan Printing                                      124,000           1,216
   Topy Industries                                       39,000             106
   Toshiba                                            1,654,000          12,206
   Toshiba TEC                                           32,000             214
   Tosoh                                                120,000             512
   Toyo Seikan Kaisha                                   102,900           1,825
   Toyota Auto Body                                      20,100             323
   Toyota Industries                                     55,300           2,242
   Toyota Motor                                         444,100          23,652
   Trend Micro*                                          61,500           2,187
   TV Asahi                                                  11              17
   Unicharm                                              24,300           1,534
   UNY                                                  101,000             853
   Yahoo! Japan                                           7,042           3,140
   Yamada Denki                                          80,300           9,058
   Yamaha                                                31,500             719
   Yamaha Motor                                          50,500           1,209
   Yamato Holdings                                      165,800           2,383
   Yamato Kogyo                                          13,400             543
   Yaskawa Electric                                      18,000             243
   Yokogawa Bridge Holdings                             139,700             659
   Yokohama Rubber                                      418,000           2,470
   Zeon                                                  27,000             161
                                                                  --------------
                                                                        606,662
                                                                  --------------
JERSEY -- 0.0%
   Meinl European Land*                                   2,504              34
                                                                  --------------
LUXEMBOURG -- 0.5%
   ArcelorMittal                                        186,210          14,460
   Oriflame Cosmetics SDR                                18,931           1,205
   SES Global FDR (Paris Exchange)                       74,390           1,963
                                                                  --------------
                                                                         17,628
                                                                  --------------
MEXICO -- 0.4%
   America Movil ADR, Ser L                             254,200          15,605
   Cemex ADR*                                            33,400             864
                                                                  --------------
                                                                         16,469
                                                                  --------------
NETHERLANDS -- 4.6%
   Aegon                                                161,907           2,856
   Akzo Nobel                                           244,606          19,691
   ASML Holding                                          17,767             561
   Corporate Express                                    148,500           1,156
   CSM                                                    2,675              90
   European Aeronautic Defense and Space                 56,383           1,800
   Fugro                                                 12,772             986


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Heineken                                               3,070   $         198
   Heineken Holding                                      22,062           1,252
   Hunter Douglas                                         8,101             599
   ING Groep                                            824,864          32,141
   Koninklijke Ahold                                    375,612           5,202
   Koninklijke BAM Groep                                 22,933             534
   Koninklijke DSM                                       98,252           4,642
   OCE                                                   12,600             227
   Randstad Holdings*                                    13,562             530
   Royal Dutch Shell, Cl A                              637,696          26,883
   Royal Dutch Shell, Cl A (GBP)                        345,504          14,585
   Royal Dutch Shell, Cl B                              412,745          17,206
   Royal KPN                                            173,132           3,154
   Smit Internationale                                    7,100             731
   TNT                                                   33,144           1,375
   TomTom*                                                4,275             323
   Unilever                                             641,940          23,585
   Vedior                                               540,400          13,755
                                                                  --------------
                                                                        174,062
                                                                  --------------
NEW ZEALAND -- 0.1%
   Air New Zealand                                      975,400           1,406
   Fletcher Building                                    208,600           1,841
   Infratil                                             344,700             741
   Telecom of New Zealand                               289,301             966
                                                                  --------------
                                                                          4,954
                                                                  --------------
NORWAY -- 0.4%
   Aker, A Shares                                        13,987             865
   DnB                                                  224,564           3,416
   Ementor*                                             394,100           2,956
   Norsk Hydro                                           46,200             658
   Orkla                                                 66,400           1,271
   StatoilHydro                                          25,900             799
   Telenor                                              144,700           3,434
   TGS Nopec Geophysical*                                20,000             273
                                                                  --------------
                                                                         13,672
                                                                  --------------
POLAND -- 0.0%
   Polski Koncern Naftowy Orlen                          59,300           1,252
                                                                  --------------
PORTUGAL -- 0.3%
   Banco Comercial Portugues                            318,500           1,358
   Banco Espirito Santo                                 142,381           3,117
   Cimpor Cimentos de Portugal                          139,919           1,222
   Energias de Portugal                                 376,000           2,464
   Jeronimo Martins                                      91,500             727
   Portugal Telecom                                       9,324             122
   PT Multimedia Servicos de
     Telecomunicacoes e Multimedia                          329               5
   Sonae                                                347,035           1,000
   Sonae Industria*                                      18,698             180
   Teixeira Duarte - Engenharia
     Construcoes                                          4,399              13
                                                                  --------------
                                                                         10,208
                                                                  --------------
RUSSIA -- 0.1%
   Gazprom OAO ADR                                       71,200           4,023
   LUKOIL ADR                                            14,250           1,233
                                                                  --------------
                                                                          5,256
                                                                  --------------
SINGAPORE -- 0.9%
   Allgreen Properties                                1,524,400           1,553
   CapitaLand                                           175,000             753

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                              Shares   ($ Thousands)
--------------------------------------------------------------------------------
   Cosco Singapore                                      131,000   $         517
   DBS Group Holdings                                   112,000           1,590
   Fraser and Neave                                      59,000             239
   Ho Bee Investment                                    174,000             175
   Hong Leong Finance                                   452,500           1,187
   Hotel Plaza*                                          83,000             100
   Jardine Cycle & Carriage                             100,049           1,494
   K1 Ventures                                          195,000              30
   Keppel                                               328,000           2,923
   Kim Eng Holdings                                     853,500           1,332
   Mapletree Logistics Trust +                        3,121,900           2,348
   MCL Land                                               6,000               9
   Metro Holdings                                       104,000              72
   NatSteel                                              36,000              36
   Neptune Orient Lines                                  22,000              59
   SembCorp Industries                                  284,000           1,129
   Singapore Airlines                                    90,040           1,082
   Singapore Exchange                                   455,400           4,172
   Singapore Petroleum                                  251,000           1,310
   Singapore Press Holdings                             208,000             646
   Singapore Technologies
     Engineering                                        284,000             732
   Singapore Telecommunications                         559,150           1,538
   SP Chemicals                                         123,000              85
   Straits Trading                                        2,000               7
   United Overseas Bank                                 128,000           1,753
   UOB-Kay Hian Holdings                                 73,000             108
   Venture                                               37,000             324
   Wheelock Properties S                                655,500             966
   Wilmar International                                 459,000           1,706
   Wing Tai Holdings                                  1,621,200           2,998
                                                                  --------------
                                                                         32,973
                                                                  --------------
SOUTH AFRICA -- 0.4%
   Harmony Gold Mining (B)                              110,500           1,137
   Sanlam (B)                                           745,380           2,482
   Sasol (B)                                            205,867          10,201
   Standard Bank Group (B)                               81,700           1,197
                                                                  --------------
                                                                         15,017
                                                                  --------------
SOUTH KOREA -- 0.5%
   Daelim Industrial                                     22,710           4,294
   Honam Petrochemical                                   23,600           2,621
   Hynix Semiconductor                                   32,400             888
   Hyundai Mobis                                         16,270           1,504
   Industrial Bank of Korea                              49,730             928
   Kookmin Bank                                          18,900           1,393
   POSCO                                                  2,700           1,631
   Samsung Electronics                                    1,667             981
   Samsung Electronics GDR                                9,218           2,683
   SK Telecom                                               410             108
   SK Telecom ADR                                        81,100           2,420
                                                                  --------------
                                                                         19,451
                                                                  --------------
SPAIN -- 2.7%
   Acerinox                                              28,092             688
   ACS Actividades Construccion y
     Servicios                                           61,902           3,666
   Banco Bilbao Vizcaya Argentaria                      500,035          12,173
   Banco Santander                                      918,354          19,835
   Cementos Portland Valderrivas                          3,815             411
   Ebro Puleva                                           39,641             721
   Fomento de Construcciones y
     Contratas                                           12,000             897
   Gas Natural SDG                                      193,715          11,308


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Gestevision Telecinco                                 37,018   $         941
   Iberdrola                                            593,456           8,990
   Inditex                                               28,630           1,732
   Mapfre                                                47,711             209
   Obrascon Huarte Lain                                  12,080             406
   Repsol*                                              450,385          16,067
   Sacyr Vallehermoso                                     4,355             168
   Sol Melia                                             44,100             663
   Telefonica*                                          609,698          19,764
   Union Fenosa                                          25,935           1,751
                                                                  --------------
                                                                        100,390
                                                                  --------------
SWEDEN -- 1.3%
   Assa Abloy, Cl B                                     111,600           2,238
   Boliden                                               86,955           1,082
   D Carnegie                                            30,800             597
   Hennes & Mauritz, Cl B                                 8,000             483
   Industrivarden, Cl A                                  71,000           1,239
   Investor, Cl B                                        34,600             783
   Kinnevik Investment, Cl B                             27,300             614
   Sandvik                                               88,000           1,509
   Skandinaviska Enskilda
      Banken, Cl A                                      125,046           3,192
   SKF, Cl B                                             97,363           1,641
   Ssab Svenskt Stal, Ser A                              55,100           1,487
   Svenska Cellulosa, Cl B                              242,259           4,279
   Svenska Handelsbanken, Cl A                          114,588           3,663
   Swedbank, Cl A                                         7,500             211
   Swedish Match                                         27,602             657
   Tele2, Cl B                                          470,800           9,369
   Telefonaktiebolaget LM
      Ericsson, Cl B                                  1,707,463           3,997
   TeliaSonera                                          644,400           6,020
   Trelleborg, Cl B                                      40,526             846
   Volvo, Cl B                                          212,000           3,547
   Wihlborgs Fastigheter                                 11,928             212
                                                                  --------------
                                                                         47,666
                                                                  --------------
SWITZERLAND -- 5.5%
   ABB                                                  228,466           6,587
   Adecco                                                30,300           1,629
   AFG Arbonia-Forster Holding                            2,300             802
   Baloise Holding                                        7,782             765
   Bobst Group                                            1,285              92
   Bucher Industries                                      2,880             668
   Ciba Specialty Chemicals                              12,600             583
   Clariant                                              64,000             591
   Compagnie Financiere
      Richemont, Cl A                                   231,118          15,790
   Credit Suisse Group                                  389,851          23,467
   Elektrizitaets-Gesellschaft
      Laufenburg                                             39              51
   Forbo Holding                                            308             190
   Helvetia Holding                                       1,115             401
   Holcim                                                80,517           8,583
   Inficon Holding*                                      12,600           2,033
   Nestle                                                65,700          30,169
   Nobel Biocare Holding                                  6,863           1,828
   Novartis                                             330,089          18,052
   Rieter Holding                                         2,250             993
   Roche Holding                                        134,891          23,318
   Schweizerische National-
      Versicherungs-Gesellschaft                            260             203
   STMicroelectronics                                    95,347           1,369
   STMicroelectronics                                    41,653             596
   Swatch Group                                          17,497           1,031

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Swiss Life Holding                                    12,992   $       3,242
   Swiss Reinsurance                                    194,294          13,745
   Swisscom                                              11,048           4,313
   Syngenta                                              47,760          12,119
   UBS*                                                 122,101           5,630
   Xstrata                                              263,218          18,470
   Zurich Financial Services                             36,240          10,636
                                                                  --------------
                                                                        207,946
                                                                  --------------
TAIWAN -- 0.3%
   AU Optronics                                         958,714           1,849
   Compal Electronics                                 1,290,783           1,405
   High Tech Computer GDR                                24,050           1,777
   Siliconware Precision Industries                     342,628             602
   Taiwan Semiconductor Manufacturing                 1,028,200           1,949
   Taiwan Semiconductor
      Manufacturing ADR (B)                             328,313           3,270
   United Microelectronics (I)                        1,627,186           1,011
                                                                  --------------
                                                                         11,863
                                                                  --------------
THAILAND -- 0.1%
   PTT (Foreign)                                        199,200           2,201
   Total Access Communication*                           20,000              23
                                                                  --------------
                                                                          2,224
                                                                  --------------
UNITED KINGDOM -- 15.1%
   3i Group                                             128,594           2,546
   Alliance & Leicester                                  83,000           1,038
   Amec                                                 654,350          10,940
   Anglo American                                       270,500          16,420
   Antofagasta                                           37,000             525
   ARM Holdings                                         132,800             328
   Associated British Foods                             102,000           1,820
   AstraZeneca                                          270,009          11,622
   AstraZeneca (SEK)*                                    16,436             707
   Atkins WS                                              5,158             117
   Autonomy*                                            311,380           5,473
   Aviva                                                912,828          12,166
   BAE Systems                                        2,969,100          29,465
   Balfour Beatty                                        34,352             340
   Barclays                                           1,640,087          16,564
   Barratt Developments                                 187,609           1,687
   Bellway                                               59,161             976
   Berkeley Group Holdings                               59,300           1,594
   BG Group                                              35,819             822
   BHP Billiton                                         619,303          18,885
   Bovis Homes Group                                     17,158             209
   BP                                                 2,852,787          34,862
   Brit Insurance Holdings                               88,000             400
   British Airways*                                     255,286           1,560
   British American Tobacco                             211,605           8,272
   British Energy Group                                 408,424           4,472
   British Land +                                       198,218           3,717
   BT Group                                             443,036           2,393
   Cairn Energy                                          11,500             703
   Carphone Warehouse Group                              23,549             160
   Centrica                                           1,228,056           8,748
   Charter*                                              60,980             961
   Chaucer Holdings                                     583,000           1,163
   Compass Group                                        208,643           1,273
   Cookson Group                                         77,652           1,077
   Daily Mail & General Trust                           152,544           1,508
   Diageo                                               556,900          11,954
   Dimension Data Holdings                              523,900             641


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   DS Smith                                             218,300   $         914
   Emap                                                  13,661             249
   Enterprise Inns                                      104,931           1,017
   Firstgroup                                           473,961           7,651
   FKI                                                  388,100             457
   Friends Provident                                    443,639           1,447
   Galliford Try                                          7,434              15
   GKN                                                  219,881           1,229
   GlaxoSmithKline                                      813,797          20,668
   Go-Ahead Group                                        12,200             603
   Greene King                                          155,454           2,456
   Hays                                                 187,816             434
   HBOS                                               1,104,902          16,066
   Hiscox                                                 1,854              11
   Home Retail Group                                    349,684           2,273
   HSBC Holdings                                      1,278,404          21,534
   Imperial Tobacco Group                                99,141           5,362
   Investec                                              43,903             390
   ITV                                                  791,460           1,341
   Kazakhmys                                             56,284           1,523
   Laird Group                                           98,100           1,129
   Legal & General Group                                521,460           1,354
   Lloyds TSB Group                                     274,738           2,587
   LogicaCMG                                            147,049             344
   London Stock Exchange Group                          212,460           8,348
   Lonmin                                                18,300           1,121
   Marks & Spencer Group                                 97,400           1,078
   Michael Page International                            95,122             542
   Millennium & Copthorne Hotels                        144,856           1,174
   Mitchells & Butlers                                  246,790           2,067
   Mondi*                                               122,704           1,027
   National Grid                                        553,440           9,179
   Next                                                  48,462           1,561
   Northern Foods                                     1,202,700           2,237
   Old Mutual                                         1,289,311           4,296
   Persimmon                                             70,500           1,123
   Premier Foods                                        247,100           1,010
   Prudential                                           261,735           3,685
   Punch Taverns                                        266,800           4,060
   Reckitt Benckiser Group                               82,293           4,782
   Reed Elsevier                                        101,714           1,366
   Reuters Group                                        173,600           2,195
   Rio Tinto                                            174,311          18,345
   Rolls-Royce Group                                    203,000           2,203
   Royal & Sun Alliance Insurance Group               1,463,268           4,274
   Royal Bank of Scotland Group                       3,153,733          27,846
   SABMiller                                            611,720          17,168
   Scottish & Southern Energy                           112,324           3,663
   Severn Trent                                          47,100           1,432
   Shire                                                325,263           7,479
   Smith & Nephew                                       877,050          10,062
   St. Ives Group                                       208,200           1,012
   Stagecoach Group                                     296,050           1,664
   Standard Chartered                                   128,122           4,676
   Standard Life                                        376,341           1,885
   Stolt-Nielsen                                         91,100           2,764
   Tate & Lyle                                           10,881              97
   Taylor Wimpey                                      1,077,022           4,338
   Tesco                                                816,000           7,762
   Tradus*                                               25,000             878
   Travis Perkins                                        36,984             883
   Trinity Mirror                                       344,500           2,372
   TUI Travel                                            84,265             493
   Unilever                                              93,467           3,505
   United Utilities                                     267,300           4,017
   Vodafone Group                                    19,057,838          71,542

--------------------------------------------------------------------------------
                                             Shares/Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Wolseley                                             135,851   $       1,997
   WPP Group                                             44,780             574
   Yell Group                                           347,356           2,768
                                                                  --------------
                                                                        565,712
                                                                  --------------
UNITED STATES -- 0.1%
   Lenovo Group (B)                                   2,566,000           2,253
                                                                  --------------
Total Common Stock
   (Cost $2,677,684) ($ Thousands)                                    3,215,104
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 11.8%
   Adjustable Rate Mortgage Trust,
      Ser 2005-5, Cl 1A1 (D)
         4.947%, 01/01/08                                 1,529           1,510
   American Home Mortgage
      Investment Trust,
      Ser 2004-3, Cl 3A (D)
      6.595%, 01/01/08                                    1,769           1,741
   American Home Mortgage
      Investment Trust,
      Ser 2005-1, Cl 6A (D)
         5.294%, 01/25/08                                13,372          13,342
   American Home Mortgage
      Investment Trust,
      Ser 2005-4, Cl 5A (D)
         5.350%, 01/25/08                                 9,016           8,991
   American Home Mortgage
      Investment Trust,
      Ser 2006-1, Cl 2A3 (D)
         5.100%, 01/25/08                                 4,477           4,059
   Banc of America Commercial
      Mortgage, Ser 2006-2, Cl A1 (D)
         5.611%, 05/10/45                                 2,296           2,318
   Banc of America Funding,
      Ser 2006-A, Cl 2A2 (D)
         5.531%, 01/01/08                                   453             451
   Bear Stearns Adjustable Rate
      Mortgage Trust,
      Ser 2004-7, Cl 1A1 (D)
      6.447%, 01/01/08                                      725             727
   Bear Stearns Alt-A Trust,
      Ser 2004-12, Cl 2A2 (D)
         6.270%, 01/01/08                                 2,132           2,097
   Countrywide Alternative Loan Trust,
      Ser 2004-33, Cl 1A1 (D)
         5.004%, 01/01/08                                 1,415           1,411
   Countrywide Alternative Loan Trust,
      Ser 2005-69, Cl M3 (D)
         6.015%, 01/27/08                                   800             584
   Countrywide Alternative Loan Trust,
      Ser 2005-IM1, Cl M3 (D) (J)
         6.865%, 01/27/08                                 1,221             416
   Countrywide Alternative Loan Trust,
      Ser 2006-0A11, Cl M3 (D)
         5.295%, 01/30/08                                 1,700           1,203
   Countrywide Home Loans,
      Ser 2004-22, Cl A1 (D)
         5.088%, 01/01/08                                 1,778           1,782
   Countrywide Home Loans,
      Ser 2006-HYB2, Cl 1A1 (D)
         4.990%, 01/20/08                                 4,974           5,028


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Countrywide Home Loans,
      Ser 2007-HYB1, Cl 1A1 (D)
         5.580%, 01/01/08                                 2,183   $       2,172
   DLSA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M4 (D)
         5.705%, 01/19/08                                   760             584
   DSLA Mortgage Loan Trust,
      Ser 2004-AR4, Cl B1 (D)
         5.565%, 01/19/08                                 1,027             973
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M5 (D)
         5.775%, 01/19/08                                   490             365
   DSLA Mortgage Loan Trust,
      Ser 2006-AR1, Cl M7 (D)
         6.715%, 01/19/08                                   490             347
   Deutsche Alternatives Securities
      Mortgage Loan Trust,
      Ser 2006-AB3, Cl A1 (D)
         6.250%, 06/30/36                                 2,924           2,917
   FHLMC
         6.000%, 07/01/21 to 10/01/21                        58              60
   FHLMC TBA
         6.000%, 07/01/21 to 01/01/23                    28,779          29,419
   FHLMC ARM
         5.804%, 01/01/37                                21,657          22,077
   FHLMC CMO STRIPS,
      Ser 232, Cl IO, IO (E)
         5.000%, 08/01/35                                26,583           6,507
   FHLMC CMO STRIPS,
      Ser 233, Cl 12, IO (E)
         5.000%, 09/15/35                                 4,727           1,061
   FHLMC CMO STRIPS,
      Ser 233, Cl 4, IO (E)
         4.500%, 09/15/35                                 1,623             452
   First Horizon Alternative Mortgage
      Trust, Ser 2005-AA3, Cl 3A1 (D)
         5.351%, 01/01/08                                   939             929
   FNMA
         0.000%, 04/01/08                                 2,700           2,672
   FNMA (G)
         4.117%, 01/02/08                                 6,359           6,357
   FNMA CMO STRIPS,
      Ser 10, Cl FD (E)
         5.215%, 01/25/08                                 4,625           4,593
   FNMA CMO STRIPS,
      Ser 359, Cl 6, IO (E)
         5.000%, 11/01/35                                 1,899             430
   FNMA CMO STRIPS,
      Ser 360, Cl 2, IO (E)
         5.000%, 08/01/35                                29,060           7,113
   FNMA CMO STRIPS,
      Ser 365, Cl 2, IO (E)
         5.000%, 03/01/36                                 1,656             383
   FNMA TBA
         6.000%, 01/01/23 to 01/01/38                   213,000         218,218
         5.000%, 01/01/19 to 01/01/38                     2,000           1,546
   First Horizon Alternative Mortgage
      Trust, Ser 2006-AA6, Cl 2A1 (D)
         5.640%, 01/01/08                                11,263          11,048
   First Horizon Mortgage
      Pass-Through Trust,
      Ser 2006-AR3, Cl 1A1 (D)
         5.678%, 01/01/08                                 2,795           2,810
   GNMA ARM
         6.500%, 01/30/08 to 02/20/34                     2,475           2,502

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
         6.375%, 01/01/08                                 1,221   $       1,234
         5.500%, 06/20/34 to 06/20/36                     3,312           3,328
         5.250%, 01/20/30                                   390             395
         5.000%, 02/20/33                                   736             743
         4.500%, 07/20/34                                   918             923
         4.000%, 07/20/35                                   856             861
         3.750%, 02/20/34                                 6,304           6,316
   GNMA ARM (H)
         6.375%, 06/20/33                                   180             182
         6.000%, 02/20/35                                   170             171
         5.625%, 08/20/34                                   818             821
         5.500%, 03/20/36                                   817             824
         5.000%, 04/20/35 to 02/20/36                     4,413           4,423
         4.375%, 06/20/33                                 1,200           1,209
   GS Mortgage Securities,
      Ser 2007-GG10, Cl A4 (D)
         5.799%, 01/01/08                                   500             517
   Greenpoint Mortgage Funding Trust,
      Ser 2006-AR1, Cl M3 (D)
         5.435%, 01/27/08                                 1,246             843
   Indymac Mortgage Loan Trust,
      Ser 2004-AR11, Cl 4A1 (D)
         5.780%, 01/01/08                                 5,178           5,134
   Indymac Mortgage Loan Trust,
      Ser 2004-AR6, Cl 1A (D)
         7.487%, 01/01/08                                   211             213
   JPMorgan Chase Commercial
      Mortgage, Ser 2006-CB17, Cl A4
         5.429%, 12/12/43                                   700             704
   Lehman Mortgage Trust,
      Ser 2006-4, Cl 4A1
         6.000%, 08/25/21                                 9,169           9,195
   MLCC Mortgage Investors,
      Ser 2006-1, Cl 1A1 (D)
         5.301%, 01/01/08                                 5,334           5,357
   Master Adjustable Rate Mortgages,
      Ser 2005-2, Cl 3A1 (D)
         5.021%, 01/01/08                                 2,436           2,433
   Merrill Lynch Mortgage Investors
      Trust, Ser 2003-HE1, Cl M2 (D)
         6.515%, 01/25/08                                   190             160
   Merrill Lynch Mortgage Investors
      Trust, Ser 2005-A4, Cl 1A (D)
         5.260%, 01/01/08                                   456             465
   Nomura Asset Acceptance,
      Ser 2004-R1, Cl A1 (F)
         6.500%, 03/25/34                                 1,414           1,425
   Nomura Asset Acceptance,
      Ser 2004-R2, Cl A1 (D) (F)
         6.500%, 10/25/34                                 1,525           1,534
   Residential Accredit Loans,
      Ser 2005-Q05, Cl M3 (D)
         5.665%, 01/25/08                                 1,292           1,038
   Residential Accredit Loans,
      Ser 2005-QA3, Cl NB2 (D)
         5.238%, 01/25/08                                 4,822           4,904
   Residential Accredit Loans,
      Ser 2006-Q01, Cl 2A3 (D)
         5.265%, 01/27/08                                   548             497
   Residential Asset Securitization
      Trust, Ser 2004-IP2, Cl 3A1 (D)
         5.253%, 01/25/08                                 4,546           4,525
   Structured Adjustable Rate
      Mortgage Loan, Ser 2005-16 XS,
      Cl M2 (D)
         5.765%, 01/25/08                                   775             305


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Washington Mutual Mortgage
      Pass-Through Certificates,
      Ser 2007-HY2, Cl 1A1 (D)
         5.776%, 04/25/37                                   909   $         893
   Washington Mutual Mortgage Pass-
      Through Certificates,
      Ser 2007-HY4, Cl 1A1 (D)
         5.550%, 01/01/08                                 7,125           7,092
   Washington Mutual Mortgage Pass-
      Through Certificates,
      Ser 2007-HY6, Cl HY6 (D)
         5.707%, 06/25/37                                 2,754           2,748
   Wells Fargo Mortgage Backed
      Securities Trust,
      Ser 2004-I, Cl B1 (D)
         6.445%, 01/01/08                                   291             291
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $439,616) ($ Thousands)                                        442,898
                                                                  --------------
ASSET-BACKED SECURITIES -- 1.2%
   ACE Securities, Ser 2003-NC1,
      Cl M (D)
      5.645%, 01/25/08                                    2,100           1,950
   ACE Securities, Ser 2003-OP1,
      Cl M1 (D)
      5.565%, 01/26/08                                      800             777
   Aames Mortgage Investment Trust,
      Ser 2005-4, Cl B2 (D) (J)
      7.615%, 01/12/08                                      360             126
   Aegis Asset Backed Securities
      Trust, Ser 2003-3, Cl M1 (D)
      5.489%, 01/25/08                                      105             100
   American Home Mortgage
      Investment Trust, Ser 2005-1,
      Cl 4A1 (D)
      4.992%, 01/01/08                                      463             459
   Ameriquest Mortgage Securities,
      Ser 2003-2, Cl M1 (D)
      6.215%, 01/25/08                                    1,424           1,271
   Argent Securities, Ser 2003-W5,
      Cl M1 (D)
      5.565%, 01/25/08                                      600             549
   Argent Securities, Ser 2003-W9,
      Cl M1 (D)
      5.555%, 01/26/08                                    1,201           1,189
   Asset-Backed Securities Home
      Equity Loan Trust, Ser 2003-HE5,
      Cl M1 (D)
      5.778%, 01/15/08                                    1,642           1,560
   Basic Asset Backed Securities
      Trust, Ser 2006-1, Cl A1 (D)
      4.945%, 01/25/08                                    1,016           1,013
   Countrywide Asset-Backed
      Certificates, Ser 2003-5,
      Cl MV2 (D)
      6.465%, 01/25/08                                      933             859
   Countrywide Asset-Backed
      Certificates, Ser 2005-15,
      Cl 1AF1 (D)
      5.005%, 01/25/08                                      636             636

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                       (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Credit Suisse Asset-Backed
      Mortgage Trust, Ser 2006-1,
      Cl A1B (D)
      5.085%, 01/26/08                                    1,073   $       1,063
   First Franklin Mortgage Loan Asset,
      Ser 2004-FF10, Cl A2 (D)
      5.265%, 01/26/08                                       50              50
   GSAA Home Equity NIM Trust,
      Ser 2006-2, Cl 2A1 (D)
      4.965%, 01/27/08                                    3,961           3,950
   GSAA Home Equity NIM Trust,
      Ser 2006-HE3N, Cl N1 (F) (J)
      5.500%, 05/25/36                                      220              11
   Heat Equity Asset Trust NIM,
      Ser 2006-1N, Cl A (F) (J)
      6.500%, 05/27/36                                      216              11
   Home Equity Asset Trust,
      Ser 2003-4, Cl M2 (D)
      7.265%, 01/25/08                                    1,151           1,096
   Lehman XS Trust, Ser 2005-5N,
      Cl M4 (D) (J)
      6.615%, 01/31/08                                    1,850             648
   Lehman XS Trust, Ser 2005-7N,
      Cl M71 (D) (J)
      6.615%, 01/27/08                                    1,075             376
   Master Asset Backed Securities
      Trust, Ser 2003-WMC2, Cl M1 (D)
      5.839%, 01/27/08                                      508             495
   Master Asset Backed Securities
      Trust, Ser 2006-AB1, Cl A1 (D)
      5.005%, 01/27/08                                    4,531           4,484
   Morgan Stanley Capital I,
      Cl 2003-NC8, Cl M1 (D)
      5.489%, 01/27/08                                    2,000           1,879
   New Century Home Equity Loan
      Trust, Ser 2004-A, Cl AII3 (D)
      4.450%, 01/01/08                                      331             330
   Option One Mortgage Loan Trust,
      Ser 2003-5, Cl M1 (D)
      5.515%, 01/23/08                                      731             673
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M10 (D) (F) (J)
      7.365%, 01/27/08                                      230              41
   Option One Mortgage Loan Trust,
      Ser 2006-1, Cl M11 (D) (F) (J)
      7.365%, 01/27/08                                      500              63
   Residential Asset Mortgage
      Products, Ser 2003-RS11,
      Cl MII1 (D)
      5.595%, 01/25/08                                      188             168
   Residential Asset Securities,
      Ser 2006-EMX2, Cl A1 (D)
      4.945%, 01/27/08                                    1,113           1,109
   Residential Asset Securities,
      Ser 2006-KS2, Cl A1 (D)
      4.935%, 01/27/08                                      153             153
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2A (D) (F)
      4.965%, 01/25/08                                    2,587           2,556
   Resmae Mortgage Loan Trust,
      Ser 2006-1, Cl A2B (D) (F)
      5.015%, 01/25/08                                    5,355           5,228


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount
                                                 (Thousands)(1)/    Market Value
Description                                             Shares     ($ Thousands)
--------------------------------------------------------------------------------
   SB Finance NIM Trust,
      Ser 2006-KS4N, Cl N1 (F) (J)
      7.500%, 06/25/36                                      225   $          97
   Structured Asset Investment Loan
      Trust, Ser 2003-BC4, Cl M2 (D)
      7.865%, 01/25/08                                      723             581
   Structured Asset Investment Loan
      Trust, Ser 2005-1, Cl A4 (D) (F)
      5.095%, 01/25/08                                      138             137
   Terwin Mortgage Trust,
      Ser 2006-5, Cl 1A2A (D) (F)
      4.879%, 01/26/08                                    7,841           7,539
   Terwin Mortgage Trust,
      Ser 2006-6, Cl 2A1 (D) (J)
      4.500%, 06/25/36                                    1,193             560
                                                                  --------------
Total Asset-Backed Securities
   (Cost $53,015) ($ Thousands)                                          43,787
                                                                  --------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 0.6%
   FHLMC (G)
         5.116%, 03/03/08                                   225             223
         5.900%, 03/31/08                                   200             198
   FNMA
         5.580%, 03/12/08 (G)                             1,925           1,909
         5.117%, 02/29/08 (G)                               100              99
         4.608%, 03/26/08                                   300             297
         4.502%, 03/28/08 (G)                               125             124
         4.372%, 03/17/08                                   150             149
         4.367%, 04/16/08                                   400             395
         4.281%, 05/09/08                                 2,225           2,193
         4.263%, 05/07/08                                18,275          18,014
                                                                  --------------
Total U.S. Government Agency Obligations
   (Cost $23,589) ($ Thousands)                                          23,601
                                                                  --------------
PREFERRED STOCK -- 0.6%

AUSTRALIA -- 0.0%
   News                                                  44,855             916
                                                                  --------------
BRAZIL -- 0.4%
   ArcelorMittal                                         88,650           6,872
   Petroleo Brasileiro                                   65,000           3,228
   Usinas Siderurgicas de Minas
      Gerais, Cl A                                       81,300           3,723
                                                                  --------------
                                                                         13,823
                                                                  --------------
GERMANY -- 0.1%
   Porsche                                                  957           1,926
                                                                  --------------
ITALY -- 0.1%
   Istituto Finanziario Industriale*                    109,600           3,707
                                                                  --------------
SOUTH KOREA -- 0.0%
   Samsung Electronics                                    2,900           1,316
                                                                  --------------

--------------------------------------------------------------------------------
                                                    Face Amount
                                                 (Thousands)(1)/   Market Value
Description                                           Contracts   ($ Thousands)
--------------------------------------------------------------------------------
Total Preferred Stock
   (Cost $15,945) ($ Thousands)                                   $      21,688
                                                                  --------------
CORPORATE OBLIGATIONS -- 0.5%
   Capmark Financial Group (F)
      6.300%, 05/10/17                                      167             124
      5.875%, 05/10/12                                      335             265
   Cit Group
      5.000%, 02/13/14                                    2,030           1,787
   Discover Financial Services (F)
      6.450%, 06/12/17                                      335             323
   Dominion Resources
      4.750%, 12/15/10                                    1,015           1,017
   Exelon Generation
      6.950%, 06/15/11                                    1,520           1,586
   Genworth Financial
      5.750%, 06/15/14                                    1,110           1,114
      5.650%, 06/15/12                                    1,690           1,709
   Istar Financial +
      5.875%, 03/15/16                                    1,015             828
   Lehman Brothers Holdings MTN
      5.500%, 04/04/16                                    1,010             966
   Merrill Lynch
      6.050%, 05/16/16                                      820             806
   Morgan Stanley
      4.750%, 04/01/14                                    1,520           1,424
   Shinsei Finance Cayman (D) (F)
      6.418%, 01/29/49                                    1,740           1,477
   Time Warner
      6.875%, 05/01/12                                    1,520           1,601
   US Steel
      5.650%, 06/01/13                                      355             344
   Vodafone Group
      5.350%, 02/27/12                                      255             257
   Washington Mutual Preferred
      Funding (D) (F)
      6.534%, 03/29/49                                    1,900           1,173
   Weatherford International (F)
      5.950%, 06/15/12                                      570             592
                                                                  --------------
Total Corporate Obligations
   (Cost $18,650) ($ Thousands)                                          17,393
                                                                  --------------
PURCHASED OPTION -- 0.0%

UNITED STATES -- 0.0%
   June 2008 U.S. Ten Year Treasury
   Call, Expires 06/16/08,
   Strike Price $95*                                         93             292
                                                                  --------------
Total Purchased Option
   (Cost $39) ($ Thousands)                                                 292
                                                                  --------------
                                                         Number
                                                      of Rights
                                                      ---------
RIGHTS -- 0.0%

HONG KONG -- 0.0%
   Wharf Holdings, Expires 01/08/08*                        100             138
                                                                  --------------
Total Rights
   (Cost $0) ($ Thousands)                                                  138
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

---------------------------------------------------------------------------------------
                                                           Shares/Face    Market Value
Description                                       Amount (Thousands)(1)   ($ Thousands)
---------------------------------------------------------------------------------------
EXCHANGE TRADED FUND -- 0.0%

UNITED STATES -- 0.0%
   iShares MSCI EAFE Index Fund*                                 1,200   $          94
                                                                         --------------
Total Exchange Traded Fund
   (Cost $96) ($ Thousands)                                                         94
                                                                         --------------
CASH EQUIVALENTS -- 16.1%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A,
      4.970%**++                                            38,330,227          38,330
   SEI Liquidity Fund, LP,
      4.980%**++ (C)                                       564,897,755         564,898
                                                                         --------------
Total Cash Equivalents
   (Cost $603,228) ($ Thousands)                                               603,228
                                                                         --------------
COMMERCIAL PAPER (E) -- 1.8%
   American Express
      4.278%, 01/04/08                                          10,000           9,995
   General Electric
      4.261%, 01/03/08                                          15,000          14,995
   Hershey Company
      4.264%, 01/14/08                                          15,000          14,975
   Lowes
      4.285%, 01/04/08                                          12,000          11,994
   MIT
      4.532%, 01/10/08                                          13,000          12,984
                                                                         --------------
Total Commercial Paper
   (Cost $64,943) ($ Thousands)                                                 64,943
                                                                         --------------
U.S. TREASURY OBLIGATIONS -- 0.6%
   U.S. Treasury Bills (A)(E)
      2.941%, 02/21/08                                           7,709           7,677
      2.835%, 03/20/08                                             675             671
   U.S. Treasury Inflationary Index
      Notes
      2.375%, 04/15/11                                          14,608          15,226
                                                                         --------------
Total U.S. Treasury Obligations
   (Cost $23,153) ($ Thousands)                                                 23,574
                                                                         --------------
Total Investments -- 119.0%
   (Cost $3,919,958) ($ Thousands)#                                      $   4,456,740
                                                                         ==============
WRITTEN OPTION -- 0.0%
   June 2008 U.S. Ten Year Treasury
   Call, Expires 06/16/08,
   Strike Price: $95.50*                                           (93)  $        (181)
                                                                         --------------
Total Written Option
   (Premium Received $(15)) ($ Thousands)                                $        (181)
                                                                         --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:

----------------------------------------------------------------------------------------------
                                                                                    UNREALIZED
                             CURRENCY                  CURRENCY                  APPRECIATION/
MATURITY                    TO DELIVER                TO RECEIVE                (DEPRECIATION)
  DATE                     (THOUSANDS)               (THOUSANDS)                 ($ THOUSANDS)
----------------------------------------------------------------------------------------------
1/4/08-5/22/08           JPY    5,315,385          USD       47,191          $           (799)
1/4/08-5/22/08           USD       98,699          JPY   11,071,147                       801
1/17/08                  USD        3,076          DKK       15,707                         5
1/17/08                  USD      139,359          EUR       95,415                       174
1/17/08                  USD        8,033          HKD       62,559                        (4)
1/17/08                  USD          617          NZD          791                        (9)
1/17/08-1/23/08          USD       67,106          AUD       77,622                       963
1/17/08-1/23/08          USD      230,496          GBP      114,384                    (2,948)
1/17/08-1/23/08          USD       27,420          NOK      152,860                       723
1/17/08-1/23/08          USD       26,891          SEK      175,361                       252
1/17/08-1/23/08          USD        8,402          SGD       12,157                        58
1/17/08-4/21/08          USD      144,513          CHF      167,016                     3,430
1/22/08-5/22/08          AUD       31,112          JPY    3,119,000                       962
1/22/08-5/22/08          CHF       53,900          GBP       22,776                    (2,552)
1/22/08-5/22/08          GBP       22,960          CHF       53,900                     2,187
1/22/08-5/22/08          GBP       63,789          JPY   14,379,000                     2,879
1/22/08-6/20/08          JPY    3,972,000          AUD       40,660                      (428)
1/22/08-6/20/08          JPY   16,966,000          GBP       74,733                    (4,628)
1/23/08                  AUD       10,799          USD        9,421                       (48)
1/23/08                  CAD      111,626          USD      110,995                    (2,166)
1/23/08                  EUR        7,999          CHF       13,284                        54
1/23/08                  EUR        7,088          SEK       66,980                         2
1/23/08                  EUR       28,569          USD       41,158                      (624)
1/23/08                  GBP        2,162          USD        4,415                       114
1/23/08                  HKD      336,894          USD       43,232                       (14)
1/23/08                  MXP      185,356          USD       17,050                        90
1/23/08                  NZD          409          USD          307                        (7)
1/23/08                  SEK       19,880          EUR        2,105                         1
1/23/08                  USD        9,906          CAD       10,040                       272
1/23/08                  ZAR      100,371          USD       14,430                      (208)
1/23/08-4/21/08          NZD       47,324          CHF       40,600                      (161)
1/23/08-5/22/08          CHF       99,200          USD       85,031                    (2,975)
1/23/08-6/20/08          CHF       11,769          EUR        7,135                       (35)
1/23/08-6/20/08          CHF       53,700          NZD       62,800                       206
6/20/08                  JPY      864,000          EUR        5,398                        23
                                                                             -----------------
                                                                             $         (4,410)
                                                                             -----------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:

--------------------------------------------------------------------------------
                                                                     UNREALIZED
                              NUMBER OF                           APPRECIATION/
TYPE OF                       CONTRACTS        EXPIRATION        (DEPRECIATION)
CONTRACT                     LONG (SHORT)         DATE            ($ THOUSANDS)
--------------------------------------------------------------------------------
90-Day Euro$                      (4)           Mar-2008         $           --
90-Day Euro$                     130            Jun-2008                    187
90-Day Euro$                      (4)           Sep-2008                     (2)
90-Day Euro$                     (68)           Sep-2008                   (239)
90-Day Euro$                    (305)           Dec-2008                 (1,049)
90-Day Euro$                    (284)           Dec-2008                 (1,146)
90-Day Euro$                     (14)           Mar-2009                    (30)
90-Day Euro$                     (34)           Mar-2009                   (137)
90-Day Euro$                      61            Jun-2009                     59
90-Day Euro$                     153            Jun-2009                    509
90-Day Euro$                     212            Sep-2009                    698
90-Day Euro$                      (1)           Dec-2009                     --
90-Day Euro$                     (90)           Dec-2009                   (295)
90-Day Euro$                     (90)           Mar-2010                   (264)
90-Day Euro$                    (289)           Jun-2010                   (592)
90-Day Euro$                    (128)           Jun-2010                   (345)
90-Day Euro$                    (110)           Sep-2010                   (262)
90-Day Euro$                      (2)           Dec-2010                     --
90-Day Euro$                     (91)           Dec-2010                   (206)
90-Day Euro$                      (2)           Mar-2011                     --
90-Day Euro$                     (44)           Mar-2011                    (98)
90-Day Euro$                      62            Jun-2011                     62
90-Day Euro$                      16            Jun-2011                     21
90-Day Euro$                      66            Sep-2011                     68
90-Day Euro$                      19            Sep-2011                     15
90-Day Euro$                      30            Dec-2011                     35
90-Day Euro$                      30            Mar-2012                     34
90-Day Euro$                      17            Jun-2012                     16
90-Day Euro$                      38            Sep-2012                     42
Amsterdam Index                  109            Jan-2008                    396
CAC40 10 Euro                    535            Jan-2008                    305
Dax Index                        170            Mar-2008                  1,325
DJ Euro Stoxx 50 Index           629            Mar-2008                    706
FTSE 100 Index                   904            Mar-2008                  2,581
Hang Seng Index                   68            Jan-2008                    227
IBEX 35 Plus Index                87            Jan-2008                   (317)
MSCI Sing Index                   80            Jan-2008                    168
Nikkei 225 Index                  23            Mar-2008                   (98)
OMX Index                        798            Jan-2008                    198
S&P/MIB Index                     56            Mar-2008                    127
SPI 200 Index                    245            Mar-2008                    560
Topix Index                      411            Mar-2008                 (2,236)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                      UNREALIZED
                                 NUMBER OF                         APPRECIATION/
TYPE OF                          CONTRACTS        EXPIRATION      (DEPRECIATION)
CONTRACT                        LONG (SHORT)         DATE          ($ THOUSANDS)
--------------------------------------------------------------------------------
U.S. 10-Year Note                   (7)            Mar-2008       $          (9)
U.S. 2-Year Note                    63             Mar-2008                 (32)
U.S. 5-Year Note                  (184)            Mar-2008                (192)
U.S. Long Treasury Bond            (13)            Mar-2008                  11
                                                                  --------------
                                                                  $         801
                                                                  ==============

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------------
                                                      TOTAL RETURN SWAPS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                   NOTIONAL     APPRECIATION/
                                                                               EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Deliver payment on the quarterly reset spread from MSCI EAFE Index minus
   20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bear Stearns)                                                 03/23/08             55,337      $    1,791

Deliver payment on the quarterly reset spread from MSCI Japan Net Index plus 20 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Goldman Sachs)                                                03/24/08             49,131          (3,480)

Deliver payment on the quarterly reset spread from Swiss Market Index plus
   23 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
   (Counterparty: Bear Stearns)                                                 01/24/08     CHF     34,748          (1,588)

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr minus 10 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counterparty: Bank of America)                                      03/31/08             73,000               2

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index minus 145 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: JPMorgan Chase)                           04/01/08                  5              --


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                   NOTIONAL     APPRECIATION/
                                                                               EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index minus 80 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: JPMorgan Chase)                           03/01/08              8,000      $       --

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index minus 75 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Wachovia)                                 01/31/08             12,000              --

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index minus 95 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Bank of America)                          01/31/08              4,000              --

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index minus 50 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Goldman Sachs)                            03/31/08             22,000              --

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index minus 80 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: JPMorgan Chase)                           03/31/08             66,000              --

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index plus 50 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Bank of America)                          02/28/08             16,000              --

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index plus 40 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Bank of America)                          02/28/08             30,000              --


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                   NOTIONAL     APPRECIATION/
                                                                               EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index plus 30 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Merrill Lynch)                            01/31/08             45,000      $        2

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index plus 5 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Bank of America)                          01/31/08             40,000               1

Receive payment on the monthly reset spread from Banc of America -
   CMBS AAA10Yr Index plus 40 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Bank of America)                          04/30/08             13,000               1

Receive payment on the monthly reset spread from Banc of America -
   CMBS IG10Yr Index plus 35 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over
   the payment period. (Counterparty: Bank of America)                          05/01/08             15,000               1

Receive payment on the monthly reset spread from Lehman - CMBS AAA 8.5
   Index minus 25 basis points times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment
   period. (Counterparty: Goldman Sachs)                                        03/01/08             72,000              (2)
                                                                                                                 -----------
                                                                                                                 $   (3,272)
                                                                                                                 ===========

------------------------------------------------------------------------------------------------------------------------------
                                                     CREDIT DEFAULT SWAPS
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                   NOTIONAL      APPRECIATION/
                                                                               EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0150% (0.180% per annum) times the notional amount of the ABX.HE.AAA 06-1 Index. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Barclays)                             07/25/45              5,650      $      (20)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                    NOTIONAL    APPRECIATION/
                                                                               EXPIRATION            AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Fund receives monthly payment of 0.0517% (0.620% per annum) times the notional amount of the CMBX.NA.A 3 Index Upon a defined credit event,
   Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Goldman Sachs)                                    12/25/49              3,000      $      (47)

Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of MeadWestvaco, 6.850%, 04/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/11              2,500               5

Fund pays quarterly payment of 0.0325% (0.130% per annum) times the notional amount of Lowes Companies Inc., 8.25%, 06/01/2010. Upon a defined credit event, Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Merrill Lynch)                        12/20/11              2,500              19

Fund pays quarterly payment of 0.0675% (0.270% per annum) times the notional amount of Southwest Airlines Co., 6.50% 03/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: JPMorgan Chase)                       12/20/11              2,500              59

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.13%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: JPMorgan Chase)                       12/20/11              2,500              (5)

Fund pays quarterly payment of 0.1100% (0.440% per annum) times the notional amount of AutoZone Inc., 5.88%, 10/15/12. Upon a defined credit event, Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/11              2,500              (8)

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap Inc., 8.80%, 12/15/08. Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                  12/20/11              2,500              50

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.88%, 10/1/12. Upon a defined credit event, Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                  12/20/11              2,500              21

Fund pays quarterly payment of 0.1375% (0.550% per annum) times the notional amount of Black & Decker Corp., 7.13%, 06/01/11. Upon a defined credit event, Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Bank of America)                      12/20/11              2,500              13
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                   NOTIONAL     APPRECIATION/
                                                                               EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.1188% (0.475% per annum) times the notional amount of The Limited Inc., 6.13%, 12/01/12. Upon a defined credit event, Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/11              2,500      $      102

Fund pays quarterly payment of 0.1725% (0.690% per annum) times the notional amount of RR Donnelley & Sons Co., 4.95%, 04/01/2014. Upon a defined credit event, Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Merrill Lynch)                        12/20/11              2,500              (4)

Fund pays quarterly payment of 0.2250% (0.900% per annum) times the notional amount of MDC Holdings Inc., 5.50% 05/15/13. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill Lynch)                            12/20/11              2,500              21

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.25%, 06/15/25. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill Lynch)                            12/20/11              2,500              (2)

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Hasbro Inc., 2.75%, 12/01/21. Upon a defined credit event Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                   12/20/11              2,500              42

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Lubrizol Corp., 7.25%, 06/15/2035. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/11              2,500              (3)

Fund pays quarterly payment of 0.0350% (0.140% per annum) times the notional amount of Pitney Bowes Inc., 4.63%, 10/01/12. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/11              5,200              27

Fund pays quarterly payment of 0.1113% (0.445% per annum) times the notional amount of Darden Restaurants Inc., 7.13%, 02/01/16. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Bank of America)                      12/20/11              2,500              22

Fund pays quarterly payment of 0.1150% (0.460% per annum) times the notional amount of AutoZone Inc., 5.88%, 10/15/12. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/11              2,500             (12)
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                   NOTIONAL     APPRECIATION/
                                                                               EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.4750% (0.190% per annum) times the notional amount of TJX Companies Inc., 7.45%, 12/15/09. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/11              2,500      $       16

Fund pays quarterly payment of 0.1925% (0.77% per annum) times the notional amount of Jones Apparel Group, 5.13%, 11/15/2014. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: JPMorgan Chase)                       12/20/11              2,500              71

Fund pays quarterly payment of 0.2950% (1.180% per annum) times the notional amount of Gap Inc., 8.80%, 12/15/08. Upon a defined credit event Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                   12/20/11              2,500              45

Fund pays quarterly payment of 0.0500% (0.200% per annum) times the notional amount of PPG Industries Inc., 7.05% 08/15/09. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/11              2,500              14

Fund pays quarterly payment of 0.0550% (0.220% per annum) times the notional amount of Nucor Corp., 4.88%, 10/01/12. Upon a defined credit event Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: JPMorgan Chase)                                   12/20/11              2,500               2

Fund pays quarterly payment of 0.0675% (0.275% per annum) times the notional amount of Southwest Airlines Co., 6.50%, 03/01/12. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: JPMorgan Chase)                       12/20/11              2,500              59

Fund pays quarterly payment of 0..070% (0.280% per annum) times the notional amount of Nordstrom Inc., 6.95%, 03/15/28. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill Lynch)                            12/20/13              2,500               9

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Radian Group Inc., 7.75% 06/01/11. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/13              2,500             483

Fund pays quarterly payment of 0.0925% (0.37% per annum) times the notional amount of Johnson Controls, Inc., 7.125%, 07/15/17. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Bank of America)                      12/20/13              2,500              11
------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                    NOTIONAL     APPRECIATION/
                                                                               EXPIRATION            AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.00%, 03/15/07. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Bank of America)                      12/20/13             2,500      $          315

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group Inc., 6.00%, 09/15/16. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/13             2,500                 320

Fund pays quarterly payment of 0.0975% (0.390% per annum) times the notional amount of Johnson Controls Inc., 7.13%, 07/15/17. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: Bank of America)                      12/20/13             2,500                 (10)

Fund pays quarterly payment of 0.0700% (0.280% per annum) times the notional amount of Nordstrom Inc., 6.95%, 03/15/28. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/13             2,500                   9

Fund pays quarterly payment of 0.0845% (0.338% per annum) times the notional amount of Whirlpool Corp., 7.75%, 07/15/16. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/11             2,500                  54

Fund pays quarterly payment of 0.0625% (0.250% per annum) times the notional amount of Dow Chemical Inc., 6.00%, 10/01/12. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill Lynch)                            12/20/13             2,500                  26

Fund pays quarterly payment of 0.1825% (0.730% per annum) times the notional amount of Masco Corp., 5.88%, 07/15/12. Upon a defined credit event Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                  12/20/13             2,500                  48

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Radian Group Inc., 7.75%, 06/01/11. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          12/20/13             2,500                 533

Fund pays quarterly payment of 0.2600% (1.040% per annum) times the notional amount of Dow Chemical Inc., 6.00%, 10/01/12. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/13             2,500                   7

-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                    NOTIONAL     APPRECIATION/
                                                                               EXPIRATION            AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of PMI Group Inc., 6.00%, 09/15/16. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           12/20/13             2,500      $          320

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of MGIC Investment Corp., 6.00%, 03/15/07. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: JPMorgan Chase)                       12/20/13             2,500                 310

Fund pays quarterly payment of 0.0538% (0.215% per annum) times the notional amount of Carnival Corp., 6.65%, 01/15/28. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: JPMorgan Chase)                           06/20/12             2,000                  21

Fund pays quarterly payment of 0.0500% (0.200% per annum) times the notional amount of Campbell Soup Co., 4.88%, 10/01/13. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Bank of America)                          06/20/14             3,500                  12

Fund pays quarterly payment of 0.0800% (0.320% per annum) times the notional amount of Washington Mutual Co., 5.25%, 09/15/17. Upon a defined credit event Fund will receive the notional amount and deliver
   the defined obligation. (Counterparty: JPMorgan Chase)                       03/20/12             2,300                 303

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of Weyerhaeuser Co., 6.75%, 03/15/12. Upon a defined credit event Fund will receive the notional amount and deliver the
   defined obligation. (Counterparty: Merrill Lynch)                            03/20/12             2,500                  35

Fund pays quarterly payment of 0.0800% (0.320% per annum) times the notional amount of Alcan Inc., 4.88%, 09/15/12. Upon a defined credit event Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                  03/20/14             2,150                   8

Fund pays quarterly payment of 0.0875% (0.350% per annum) times the notional amount of Alcan Inc., 4.88%, 09/15/12. Upon a defined credit event Fund will receive the notional amount and deliver the defined
   obligation. (Counterparty: Bank of America)                                  12/20/13             2,500                 (11)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG Index. Upon a defined credit event Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Bank of America)                                  12/20/11            37,900                (519)

-------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  UNREALIZED
                                                                                                    NOTIONAL     APPRECIATION/
                                                                               EXPIRATION            AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                       DATE            (THOUSANDS)   ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG Index. Upon a defined credit event Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Bank of America)                                  12/20/11             3,025      $          (57)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG Index. Upon a defined credit event Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Bank of America)                                  12/20/11             2,000                 (37)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG Index. Upon a defined credit event Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Merrill Lynch)                                    12/20/11             2,150                  21

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG Index. Upon a defined credit event Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Merrill Lynch)                                    12/20/11            12,700                (171)

Fund pays quarterly payment of 0.4000% (1.600% per annum) times the notional amount of CDX.NA.IG Index. Upon a defined credit event Fund pays the notional amount and takes receipt of the defined deliverable
   obligation. (Counterparty: Merrill Lynch)                                    12/20/11            40,900                (592)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of ITRAXX Europe Senior Financials 5 Year Series 8.
   Upon a defined credit event Fund will receive the notional amount and
   deliver the defined obligation. (Counterparty: Bank of America)              12/20/12             3,750                 (20)

Fund pays quarterly payment of 0.1125% (0.450% per annum) times the notional amount of ITRAXX Europe Senior Financials 5 Year Series 8.
   Upon a defined credit event Fund will receive the notional amount and
   deliver the defined obligation. (Counterparty: Goldman Sachs)                12/20/12             9,000                 (26)
                                                                                                                ---------------
                                                                                                                $        1,889
                                                                                                                ===============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

Percentages are based on Net Assets of $3,746,698 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Real Estate Investments Trust

++    Investment in affiliated security.

(1)   In U.S. dollars unless otherwise indicated.

(A) Security, or portion thereof, has been pledged as collateral on open future contracts and written options.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $538,729 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $564,898 ($ Thousands).

(D) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(E)   The rate reported is the effective yield at time of purchase.

(F) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(G) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(H) Security, or portion of this security, has been pledged as collateral on open swap contracts. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2007 was $17,835 ($ Thousands), representing 0.48% of net assets.

(J) Securities considered illiquid. The total value of such securities as of December 31, 2007 was $2,349 ($ Thousands) and represented 0.06% of Net Assets.

ADR   -- American Depositary Receipt
ARM   -- Adjustable Rate Mortgage
AUD   -- Australian Dollar
CAD   -- Canadian Dollar
CHF   -- Swiss Franc
Cl    -- Class
CMBS  -- Commercial Mortgage-Backed Securities
CMO   -- Collateralized Mortgage Obligation
DKK   -- Danish Krone
EUR   -- Euro
FDR   -- Fiduciary Depositary Receipt
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GBP   -- British Pound Sterling
GDR   -- Global Depositary Receipt


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Equity Fund
December 31, 2007

GNMA   -- Government National Mortgage Association
HKD    -- Hong Kong Dollar
IO     -- Interest Only - face amount represents notional amount
JPY    -- Japanese Yen
LLC    -- Limited Liability Company
LP     -- Limited Partnership
MTN    -- Medium Term Note
MXP    -- Mexican Peso
NIM    -- Net Interest Margin
NOK    -- Norwegian Krone
NZD    -- New Zealand Dollar
SDR    -- Swedish Depositary Receipt
SEK    -- Swedish Krona
Ser    -- Series
SGD    -- Singapore Dollar
STRIPS -- Separately Traded Registered Interest and Principal Securities
TBA    -- To Be Announced
USD    -- U.S. Dollar
ZAR    -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

#At December 31, 2007, the tax basis cost of the Fund's investments was $3,919,958 ($ Thousands), and the unrealized appreciation and depreciation were $650,672 ($ Thousands) and $(113,890) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 93.0 %

ARGENTINA -- 0.2%
   IRSA Inversiones y
      Representaciones Sponsored GDR (B)                 34,900   $         508
   Petrobas Energia Participaciones
      Sponsored ADR                                     117,320           1,637
   Telecom Argentina Sponsored ADR                       38,900             865
                                                                  --------------
                                                                          3,010
                                                                  --------------
BAHRAIN -- 0.1%
   Investcorp Bank GDR (A)*                              38,694           1,083
                                                                  --------------
BRAZIL -- 7.9%
   Acos Villares                                      1,084,000             536
   All America Latina Logistica                          33,344             432
   Aracruz Celulose Sponsored ADR (B)                    11,500             855
   Banco Bradesco Sponsored ADR                         153,048           4,898
   Banco do Brasil                                      240,700           4,111
   Banco Itau Holding Financeira ADR (B)                 25,120             650
   Banco Nossa Caixa                                     95,000           1,260
   Bolsa de Mercadorias e Futuros                        46,000             646
   BR Malls Participacoes*                               59,400             801
   Brasil Ecodiesel Industria e
      Comercio de Biocombus                              79,400             307
   Brasil Telecom Participacoes ADR                      42,000           3,132
   Centrais Eletricas Brasileiras                        58,280             783
   Cia Brasileira de Distribuicao Grupo
      Pao de Acucar Sponsored ADR (B)                   128,510           4,750
   Cia de Concessoes Rodoviarias                         17,000             263
   Cia de Saneamento Basico do
      Estado de Sao Paulo                               101,969           2,356
   Cia Energetica de Minas Gerais
      Sponsored ADR                                      54,300           1,002
   Cia Vale do Rio Doce ADR                             194,200           6,344
   Cia Vale do Rio Doce Sponsored ADR                   743,776          20,811
   CPFL Energia                                          65,600           1,241
   CPFL Energia ADR                                       5,600             317
   EDP - Energias do Brasil                             121,400           1,971
   Empresa Brasileira de Aeronautica ADR                 18,250             832
   Gafisa ADR (B)*                                       40,300           1,509
   Gerdau Sponsored ADR                                 143,900           4,175
   Global Village Telecome Holding*                       6,000             120
   Grendene                                             132,700           1,604
   Localiza Rent A Car                                  260,900           2,769
   Lojas Renner                                         183,900           3,719
   Marfrig Frigorificos e Comercio de
      Alimentos                                          92,800             795
   Natura Cosmeticos                                    115,200           1,100
   NET Servicos de Comunicacao ADR                        6,000              72
   Petroleo Brasileiro ADR                               48,332           5,570
   Petroleo Brasileiro Sponsored ADR                    220,070          21,175
   Positivo Informatica                                  12,100             296
   Redecard                                              21,200             343
   Santos Brasil Participacoes                          115,281           1,716
   Souza Cruz                                            59,700           1,617
   Tam Sponsored ADR                                     36,761             887
   Tele Norte Leste Participacoes ADR                   119,310           2,300

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Tim Participacoes ADR                                142,700   $       4,987
   Uniao de Bancos Brasileiros                           16,600             231
   Uniao de Bancos Brasileiros GDR                       84,810          11,843
   Usinas Siderurgicas de Minas Gerais                   34,000           1,585
   Votorantim Celulose e Papel
      Sponsored ADR                                      34,650           1,033
                                                                  --------------
                                                                        127,744
                                                                  --------------
CHILE -- 0.9%
   Administradora de Fondos de
      Pensiones Provida Sponsored ADR                     7,200             268
   Banco Santander Chile ADR                            101,874           5,195
   Centros Comerciales Sudamericanos                    215,483             867
   Cia Cervecerias Unidas                               131,470             920
   Cia Cervecerias Unidas ADR                             5,396             193
   CorpBanca                                        141,263,530             979
   Embotelladora Andina ADR                              32,078             603
   Empresa Nacional de Electricidad
      Sponsored ADR                                       2,000              75
   Empresas CMPC                                         11,800             446
   Enersis Sponsored ADR                                179,122           2,871
   La Polar                                             103,358             679
   Lan Airlines Sponsored ADR (B)                       110,950           1,488
   Multiexport Foods*                                   340,536             152
                                                                  --------------
                                                                         14,736
                                                                  --------------
CHINA -- 7.8%
   Alibaba.com*                                           9,500              34
   Aluminum Corp of China                               746,000           1,506
   Anhui Conch Cement (B)                               552,000           4,745
   Anhui Expressway                                     722,000             665
   Bank of China                                      4,498,000           2,152
   Bengang Steel Plates, Cl B                           732,907             740
   Bosideng International Holdings*                   2,170,000             696
   BYD Electronic International*                      2,015,000           3,902
   China Communications Construction                  1,926,000           4,979
   China Construction Bank (B)                        7,482,000           6,266
   China COSCO Holdings                                   2,500               7
   China Digital TV Holding ADR*                          5,300             143
   China International Marine Containers                566,280           1,044
   China Life Insurance                                 955,000           4,881
   China Medical Technologies
      Sponsored ADR                                      29,800           1,323
   China Merchants Bank                                 292,000           1,175
   China Oilfield Services                              180,000             402
   China Petroleum & Chemical                         6,180,000           9,162
   China Shipping Container Lines                     1,737,000           1,009
   China Shipping Development                         1,850,000           4,804
   China Telecom                                      3,098,000           2,428
   China Yurun Food Group                             3,771,000           6,210
   Ctrip.com International ADR                            6,000             345
   Dongfeng Motor Group                               1,782,000           1,243
   First Tractor                                        248,000             124
   Focus Media Holding ADR (B)*                          43,600           2,477
   Great Wall Motor                                   2,126,500           3,004
   Great Wall Technology                              1,320,000             407
   Greentown China Holdings                             530,000             821
   Guangdong Electric Power Development                 700,000             608
   Harbin Power Equipment                               846,000           2,658
   Huadian Power International                          420,000             210


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Huaneng Power International                          900,800   $         933
   Industrial & Commercial Bank of
      China, Cl H                                    14,785,820          10,496
   Jiangxi Copper                                       199,000             476
   Jingwei Textile Machinery                            100,000              44
   Mindray Medical International ADR                     35,500           1,525
   Perfect World ADR*                                    11,000             307
   PetroChina, Cl H                                  13,770,000          24,254
   Qingling Motors                                    2,882,000             555
   Shanghai Electric Group                            1,068,000             882
   Simcere Pharmaceutical Group ADR*                    116,300           1,611
   Sino-Ocean Land Holdings*                          1,936,000           2,398
   Sinopec Shanghai Petrochemical                     1,314,000             803
   Sinotrans (B)                                      1,030,000             449
   Synear Food Holdings                                 572,000             661
   Weiqiao Textile                                    1,518,900           2,150
   Yanzhou Coal Mining                                2,768,000           5,369
   Zhejiang Expressway                                1,714,000           2,706
                                                                  --------------
                                                                        125,789
                                                                  --------------
COLOMBIA -- 0.1%
   BanColombia Sponsored ADR                             61,859           2,104
                                                                  --------------
CYPRUS -- 0.0%
   AFI Development GDR*                                  59,200             562
                                                                  --------------
CZECH REPUBLIC -- 0.7%
   CEZ                                                  112,976           8,398
   Komercni Banka                                         5,850           1,391
   Unipetrol                                             82,000           1,516
                                                                  --------------
                                                                         11,305
                                                                  --------------
EGYPT -- 0.5%
   Commercial International Bank GDR                    133,250           2,217
   Egyptian International
      Pharmaceutical Industrial (D)                      42,300             249
   El Ezz Steel (D)                                      82,635             990
   Orascom Construction Industries GDR (A)               15,142           3,141
   Telecom Egypt (D)                                    300,000           1,145
                                                                  --------------
                                                                          7,742
                                                                  --------------
HONG KONG -- 5.5%
   AAC Acoustic Technology Holdings (B)               2,522,000           3,358
   ASM Pacific Technology (B)                           178,000           1,294
   Brilliance China Automotive
      Holdings (B)                                    3,849,000             847
   Chaoda Modern Agriculture                            171,425             153
   China Everbright (B)                                 298,000             928
   China Mengniu Dairy                                  486,000           1,763
   China Mobile                                       2,544,500          44,311
   China Netcom Group                                   496,500           1,479
   China Power International
      Development (B)                                 3,914,200           1,818
   China Resources Enterprise                           496,000           2,106
   China Resources Logic                                126,000              22
   China Resources Power Holdings                       204,000             694
   China State Construction
      International Holdings                            676,000           1,060
   China Unicom                                       1,134,000           2,572
   CITIC International Financial
      Holdings (B)                                      875,000             541
   CNOOC                                              3,830,500           6,433

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Cosco Pacific                                      1,562,000   $       4,114
   Denway Motors                                      2,004,000           1,272
   Digital China Holdings                             1,104,000             797
   Global Bio-Chem Technology Group (B)               3,613,500           1,080
   Guangzhou Investment                               1,546,000             447
   Hopson Development Holdings (B)                      288,000             786
   Industrial and Commercial Bank of
      China Asia                                        526,000           1,404
   NWS Holdings                                         198,000             628
   Samson Holding                                     2,020,000             418
   Shanghai Industrial Holdings                         179,000             771
   Shenzhen Investment                                1,286,000             901
   Shenzhou International Group
      Holdings                                          575,000             256
   Texwinca Holdings (B)                              1,662,600           1,487
   TPV Technology                                     3,048,000           2,200
   United Laboratories (B)*                             796,000             471
   Yue Yuen Industrial Holdings Ltd (B)                 560,500           2,007
                                                                  --------------
                                                                         88,418
                                                                  --------------
HUNGARY -- 0.6%
   Danubius Hotel and Spa                                 4,715             251
   Magyar Telekom                                       474,279           2,458
   MOL Hungarian Oil & Gas                               15,749           2,220
   OTP Bank                                              82,612           4,167
   Raba Automotive Holding                               10,000             108
   Tiszai Vegyi Kombinat                                 12,600             538
                                                                  --------------
                                                                          9,742
                                                                  --------------
INDIA -- 8.1%
   Andhra Bank                                          279,473             741
   Bank of India                                        312,916           2,873
   Bharat Electronics                                    24,220           1,285
   Bharat Heavy Electricals                              50,844           3,309
   Bharat Petroleum                                     171,403           2,260
   Bharti Airtel*                                       462,139          11,559
   Birla                                                 73,137             606
   Cairn India*                                         425,393           2,751
   CESC                                                  75,930           1,195
   Dr. Reddy's Laboratories                              74,950           1,379
   Federal Bank                                          60,268             507
   GAIL India                                            77,527           1,056
   Grasim Industries                                     18,599           1,711
   Gujarat Narmada Valley Fertilizers                   162,389             867
   Gujarat State Fertilisers                            110,358             943
   Hero Honda Motors                                     51,015             892
   Hindalco Industries                                  648,021           3,496
   Hindalco Industries GDR (A)                           56,240             301
   Hindustan Petroleum                                  234,880           2,183
   Hindustan Unilever                                    92,956             501
   Hindustan Zinc                                        86,080           1,773
   Housing Development Finance                           98,381           7,105
   ICICI Bank                                           134,968           4,187
   India Cements                                         95,960             749
   Indian Bank                                           15,750              77
   ITC                                                  370,117           1,950
   Jet Airways India                                     14,470             363
   JSW Steel                                             47,290           1,571
   Larsen & Toubro                                       39,802           4,166
   Mahanagar Telephone Nigam                            172,280             832
   Mahindra & Mahindra                                   11,290             244
   Maruti Suzuki India                                   34,201             855
   National Aluminium                                   160,935           1,954
   Oil & Natural Gas                                    235,030           7,316
   Phoenix Mills                                         34,008           2,016


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Ranbaxy Laboratories                                 181,901   $       1,947
   Reliance Industries                                   46,580           3,389
   Satyam Computer Services                             409,859           4,649
   Siemens India                                         89,246           4,233
   State Bank of India GDR (A)                           23,130           2,784
   Steel Authority of India                           1,275,288           9,106
   Sterlite Industries India                            231,781           6,022
   Tata Motors                                           69,638           1,304
   Tata Steel                                           403,187           9,465
   Unitech                                              633,618           7,764
   Zee Entertainment Enterprises                        682,992           5,610
                                                                  --------------
                                                                        131,846
                                                                  --------------
INDONESIA -- 1.8%
   Apexindo Pratama Duta                                 20,000               4
   Astra International                                  797,500           2,286
   Bank Central Asia                                  3,220,000           2,467
   Bank Mandiri Persero                               1,194,500             438
   Bank Rakyat Indonesia                              3,286,500           2,555
   Global Mediacom                                   13,543,000           1,494
   Gudang Garam                                       1,116,600             997
   HM Sampoerna                                       1,008,500           1,520
   International Nickel Indonesia                       306,000           3,092
   Telekomunikasi Indonesia                          12,616,500          13,356
   Telekomunikasi Indonesia
      Sponsored ADR                                      28,600           1,202
                                                                  --------------
                                                                         29,411
                                                                  --------------
ISRAEL -- 1.8%
   Bank Hapoalim                                      1,626,821           8,109
   Bank Leumi Le-Israel                                 824,148           3,997
   Bezeq Israeli Telecommunication                    2,672,909           4,967
   Delek Group                                            5,300           1,195
   Electra*                                                 600              95
   Electra Real Estate*                                   1,555              24
   First International Bank of Israel                    51,020             694
   Israel Discount Bank                                 515,054           1,310
   Makhteshim-Agan Industries                            54,318             497
   Mizrahi Tefahot Bank                                 107,983             841
   Teva Pharmaceutical Industries                        22,200           1,029
   Teva Pharmaceutical Industries
      Sponsored ADR                                     142,946           6,644
   Union Bank of Israel                                  21,090             110
                                                                  --------------
                                                                         29,512
                                                                  --------------
JERSEY -- 0.1%
   Kazakhgold GDR*                                       42,331           1,090
                                                                  --------------
LUXEMBOURG -- 0.6%
   Evraz Group                                           26,450           2,143
   Evraz Group GDR                                       17,533           1,363
   Tenaris ADR                                          130,300           5,828
                                                                  --------------
                                                                          9,334
                                                                  --------------
MALAYSIA -- 2.6%
   AMMB Holdings                                        795,288             907
   Boustead Holdings                                    324,000             626
   Commerce Asset Holdings                              650,800           2,143
   Digi.Com                                              64,700             483
   Gamuda                                               858,700           1,244
   Hong Leong Bank                                      273,500             523
   Hong Leong Industries                                 14,000              21
   IOI                                                1,941,600           4,518
   KLCC Property Holdings                               806,700             848
   KNM Group                                            183,600             423

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Magnum                                             1,064,500   $       1,047
   Malayan Banking                                    1,317,400           4,554
   Malaysian Bulk Carriers                              587,400             786
   MMC                                                  843,700           2,347
   Multi-purpose Holdings                               905,000             629
   Oriental Holdings                                     10,000              20
   Padiberas Nasional                                   174,000             110
   Petronas Dagangan                                    126,900             330
   PPB Group                                            115,000             380
   Resorts World                                      5,491,900           6,400
   Sime Darby                                           129,900             467
   Sunway City                                           56,000              83
   Telekom Malaysia (D)                                 299,700           1,009
   Tenaga Nasional                                    3,923,700          11,320
   UMW Holdings                                         108,000             508
   YTL                                                  521,400           1,239
                                                                  --------------
                                                                         42,965
                                                                  --------------
MEXICO -- 4.7%
   Alfa                                                 241,500           1,560
   America Movil ADR, Ser L                             306,486          18,815
   America Movil, Ser L                               1,678,400           5,152
   Axtel*                                               674,400           1,687
   Cemex                                              3,212,627           8,327
   Cemex ADR                                             85,400           2,208
   Coca-Cola Femsa Sponsored ADR                         10,880             536
   Coca-Cola Femsa, Ser L                               144,100             708
   Consorcio                                          2,776,500           3,104
   Controladora Comercial Mexicana                      418,700           1,055
   Corporacion GEO, Ser B*                              340,800             981
   Cydsa                                                 74,700              58
   Embotelladoras Arca                                  152,350             520
   Empresas ICA                                         128,600             848
   Empresas ICA Sociedad
   Controladora ADR                                      16,500             436
   Financiera Independencia
      SAB de CV                                         460,600             791
   Fomento Economico Mexicano ADR                        34,846           1,330
   Gruma                                                403,400           1,349
   Grupo Bimbo, Ser A                                   199,450           1,189
   Grupo Carso, Ser A1                                   10,100              38
   Grupo Casa Saba ADR                                    4,500             178
   Grupo Continental                                    868,100           2,055
   Grupo Financiero Banorte                           1,313,164           5,426
   Grupo Mexico, Ser B                                  652,100           4,099
   Grupo Modelo, Ser C                                  271,500           1,293
   Grupo Televisa ADR                                    78,120           1,857
   Industrias, Ser B*                                   182,500             769
   Kimberly-Clark de Mexico, Ser A                      121,000             528
   Megacable Holdings SAB de CV*                        109,100             370
   Telefonos de Mexico                                2,295,500           4,249
   Telefonos de Mexico ADR, Ser L                        76,520           2,819
   Urbi Desarrollos Urbanos                             326,100           1,126
   Wal-Mart de Mexico, Ser V                            226,218             789
                                                                  --------------
                                                                         76,250
                                                                  --------------
NETHERLANDS -- 0.1%
   Vimetco GDR*                                         119,239           1,139
                                                                  --------------
PANAMA -- 0.1%
   Copa Holdings, Cl A                                   54,700           2,055
                                                                  ==============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
PERU -- 0.1%
   Cia de Minas Buenaventura ADR                         15,400   $         872
                                                                  --------------
PHILIPPINES -- 0.6%
   ABS-CBN Broadcasting PDR                             491,900             390
   Alliance Global Group                              2,950,000             394
   Ayala Land                                         6,792,140           2,308
   Bank of the Philippine Islands                       556,326             825
   First Philippine Holdings                          1,088,400           1,894
   Globe Telecom                                         27,750           1,050
   JG Summit Holdings                                 3,229,000             893
   Manila Electric                                      199,560             394
   Philex Mining                                         94,000              21
   Philippine National Bank                             102,800             123
   SM Investments                                       189,344           1,542
   Union Bank of Philippines                            472,600             492
                                                                  --------------
                                                                         10,326
                                                                  --------------
POLAND -- 1.0%
   Bank Handlowy w Warszawie                             17,012             688
   Bank Pekao                                            11,528           1,063
   Echo Investment                                      232,000             754
   Grupa Lotos                                           40,303             726
   KGHM Polska Miedz                                     87,537           3,743
   Orbis                                                 25,981             732
   Polish Oil & Gas                                     576,000           1,190
   Polski Koncern Naftowy Orlen                         160,610           3,391
   Telekomunikacja Polska                               385,436           3,506
                                                                  --------------
                                                                         15,793
                                                                  --------------
RUSSIA -- 11.0%
   AFK Sistema GDR*                                      30,600           1,278
   Chelyabinsk Zink Plant GDR (A)*                       12,400             143
   Cherkizovo Group GDR*                                 79,406           1,143
   Gazprom OAO ADR                                    1,079,421          60,995
   Golden Telecom                                        19,500           1,969
   Integra Group Holdings*                               47,003             797
   LUKOIL Sponsored ADR                                 211,181          17,845
   Mechel ADR                                           103,100          10,015
   MMC Norilsk Nickel ADR                                59,871          16,185
   Mobile Telesystems ADR                               147,900          15,055
   Novolipetsk Steel GDR                                112,419           4,598
   Novorossiysk Sea Trade Port GDR*                     141,850           2,837
   Open Investments GDR                                  99,000           3,836
   Polyus Gold Sponsored ADR                             44,374           2,037
   Rosneft Oil GDR (A)                                  346,295           3,313
   Sberbank GDR                                           8,842           4,826
   Sberbank GDR (EUR)                                    14,014           7,763
   Severstal GDR                                         44,348           1,029
   Severstal Sponsored GDR (A)                           26,800             608
   Surgutneftegaz GDR                                    36,300           2,250
   Tatneft GDR                                           28,950           3,503
   Unified Energy System GDR                                104           1,163
   Uralkali GDR*                                         72,625           2,705
   Vimpel-Communications Sponsored
   ADR                                                  135,200           5,625
   VTB Bank Sponsored GDR (A)                           586,957           5,986
   Wimm-Bill-Dann Foods OJSC ADR                         10,957           1,436
                                                                  --------------
                                                                        177,790
                                                                  --------------
SINGAPORE -- 0.0%
   Goodpack                                             327,000             512
                                                                  --------------

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
SOUTH AFRICA -- 6.4%
   ABSA Group                                            67,667   $       1,100
   Aeci                                                  15,000             174
   African Bank Investments                             403,988           1,956
   African Rainbow Minerals                              55,298           1,221
   Anglo Platinum                                        24,800           3,658
   AngloGold Ashanti (B)                                 49,265           2,117
   AngloGold Ashanti Sponsored ADR                       51,150           2,190
   ArcelorMittal Steel South Africa (B)                 172,572           3,452
   Aspen Pharmacare Holdings (B)                        192,220           1,071
   Assore                                                 8,062             519
   Barloworld (B)                                       121,170           1,902
   Bidvest Group (B)                                     53,671             945
   DataTec                                               86,758             421
   Discovery Holdings (B)                                51,554             205
   Ellerine Holdings                                     17,840             218
   Enaleni Pharmaceuticals*                               8,633               5
   FirstRand (B)                                      1,671,723           4,822
   Freeworld Coatings (B)*                              121,170             187
   Gold Fields Sponsored ADR                            134,881           1,915
   Harmony Gold Mining (B)                              230,068           2,368
   Harmony Gold Mining Sponsored ADR (B)                215,500           2,222
   Impala Platinum Holdings (B)                         125,297           4,354
   Imperial Holdings                                      4,000              61
   JD Group (B)                                         108,850             813
   Kumba Iron Ore (B)                                    29,188           1,223
   Liberty Group (B)                                     92,000           1,209
   Liberty Holdings                                      12,600             417
   Metropolitan Holdings                                351,000             778
   Mondi                                                 12,317             119
   MTN Group (B)                                        267,421           5,009
   Murray & Roberts Holdings (B)                        177,512           2,634
   Mutual & Federal Insurance                            10,315              36
   Mvelaphanda Resources                                 22,000             135
   Nampak (B)                                           561,712           1,774
   Naspers (B)                                          162,545           3,847
   Nedbank Group (B)                                    254,186           5,085
   Remgro                                                68,640           1,987
   RMB Holdings                                         346,478           1,503
   Sanlam (B)                                         1,609,928           5,360
   Sappi (B)                                            351,438           5,003
   Sasol (B)                                            267,891          13,275
   Shoprite Holdings                                    190,990           1,205
   Standard Bank Group (B)                              659,960           9,670
   Steinhoff International Holdings (B)                 411,889           1,167
   Telkom (B)                                           155,000           3,138
   Tiger Brands                                          76,872           1,886
                                                                  --------------
                                                                        104,356
                                                                  --------------
SOUTH KOREA -- 14.2%
   Amorepacific                                             332             250
   Daegu Bank                                            55,320             912
   Daelim Industrial                                     10,737           2,030
   Daewoo Shipbuilding & Marine
      Engineering                                       162,171           8,846
   Daishin Securities                                    32,220           1,003
   Daou Technology                                       49,310             517
   Dongbu Insurance                                      25,860           1,489
   Doosan                                                 5,500           1,052
   Eugene                                                 4,290              56
   GS Engineering & Contstruction                        30,725           2,263
   Hana Financial Group                                  24,718           1,327
   Handsome                                              17,390             226
   Hanil Cement Manufacturing                             5,122             592


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Hanjin Heavy Industries &
      Construction*                                       9,780   $         720
   Hankook Tire                                          40,460             766
   Hanwha Chemical                                       43,860             855
   Honam Petrochemical                                   12,411           1,378
   Hynix Semiconductor                                   27,720             759
   Hyundai Development                                   53,964           5,217
   Hyundai Heavy Industries                              28,294          13,188
   Hyundai Mipo Dockyard                                  9,561           2,902
   Hyundai Mobis                                         45,013           4,159
   Hyundai Motor                                         28,669           2,173
   Industrial Bank of Korea                              98,340           1,835
   KCC Engineering & Construction                         3,100             244
   KISWIRE                                                9,300             374
   Kookmin Bank                                         121,845           8,982
   Kookmin Bank Sponsored ADR                            81,000           5,939
   Korea Development Financing                            3,260             142
   Korea Electric Power                                 221,090           9,297
   Korea Fine Chemical                                    3,040             298
   Korea Iron & Steel                                     4,920             446
   Korea Kumho Petrochemical                             13,680             860
   Korea Zinc                                             8,280           1,142
   Korean Petrochemical                                   3,890             227
   Korean Reinsurance                                    55,716             770
   KT                                                    14,100             737
   KT Sponsored ADR (B)                                  67,400           1,739
   KT&G                                                  91,991           7,809
   Kumho Tire                                           105,430           1,562
   Kyeryong Construction Industrial                       8,130             396
   LG Chem                                               24,674           2,334
   LG Electronics                                        57,947           6,122
   LG Engineering & Construction                         28,403           4,671
   LG Philips LCD                                       198,482          10,496
   Lotte Shopping                                        12,729           5,578
   LS Cable                                              13,109           1,248
   Nong Shim                                              6,698           1,384
   Nong Shim Holdings                                     4,632             379
   Pacific                                                1,980             327
   POSCO                                                 21,445          12,957
   Pusan Bank                                            68,420           1,140
   S-Oil                                                 35,425           2,975
   Samho International                                   19,520             520
   Samsung                                               28,916           2,194
   Samsung Card*                                         15,300             814
   Samsung Electronics                                   56,381          33,180
   Samsung Fire & Marine Insurance                       27,215           7,325
   Samsung Heavy Industries                              73,450           3,118
   Samsung SDI                                            5,980             421
   Samwhan                                               10,460             307
   Samyang Genex                                          3,374             318
   SFA Engineering                                        9,910             631
   Shinhan Financial Group                              130,866           7,423
   Shinsegae                                             14,448          11,134
   SK Energy                                             44,800           8,546
   SK Gas                                                 3,709             290
   SK Holdings                                           17,045           3,563
   SK Telecom                                            11,897           3,137
   SK Telecom ADR                                        91,160           2,720
   Woori Finance Holdings                                 3,140              63
   Youngone                                               7,340              79
                                                                  --------------
                                                                        230,873
                                                                  --------------
TAIWAN -- 10.8%
   Acer                                               1,777,640           3,446

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                          Shares       ($ Thousands)
--------------------------------------------------------------------------------
   Advanced Semiconductor Engineering                 4,644,692   $       4,627
   Asustek Computer                                   1,145,272           3,408
   AU Optronics                                       2,413,168           4,654
   AU Optronics Sponsored ADR                            23,730             456
   Capital Securities                                   978,250             483
   Catcher Technology                                   484,940           2,795
   Cathay Financial Holding                           3,930,213           8,121
   Chi Mei Optoelectronics                            1,565,000           2,176
   China Development Financial Holding                5,849,000           2,297
   China Motor                                        1,204,985             905
   China Petrochemical Development*                     219,000              83
   China Steel                                        2,516,000           3,347
   Chinatrust Financial Holding                       9,503,947           6,706
   Chunghwa Picture Tubes                                54,000              18
   Chunghwa Telecom                                     126,210           2,664
   Chunghwa Telecom ADR                               4,614,864           8,523
   Compal Electronics                                 6,883,204           7,495
   CTCI                                                 561,550             394
   Delta Electronics                                  2,193,077           7,426
   Eastern Media International                        1,270,000             431
   Far Eastern Textile                                1,696,372           1,972
   Far EasTone Telecommunications                       350,000             441
   Farglory Land Development                            200,000             488
   First Financial Holding                            5,559,872           4,090
   Formosa Chemicals & Fibre                          1,107,000           2,814
   Fubon Financial Holding                            1,893,000           1,670
   Grand Pacific Petrochemical                          859,000             293
   High Tech Computer                                   168,997           3,095
   HON HAI Precision Industry                         2,355,281          14,517
   InnoLux Display                                       27,035              90
   InnoLux Display GDR (A)*                             493,816           3,350
   Inventec                                           1,858,650           1,068
   Lite-On Technology                                   989,527           1,710
   MediaTek                                             742,550           9,518
   Mega Financial Holding                             1,263,000             773
   Mitac International                                  878,557             854
   Nan Ya Plastic                                     2,534,000           6,659
   Nan Ya Printed Circuit Board                         105,203             713
   Nien Hsing Textile                                   692,000             419
   Powerchip Semiconductor                            1,905,626             803
   Powertech Technology                                  98,000             345
   President Securities                                 967,725             538
   Quanta Computer                                    3,029,115           4,274
   Radiant Opto-Electronics                             672,714             865
   Siliconware Precision Industries                   3,797,621           6,671
   SinoPac Financial Holdings                         5,426,230           2,024
   Taiwan Cement                                        393,000             540
   Taiwan Cooperative Bank                            3,564,000           2,518
   Taiwan Fertilizer                                  1,289,000           3,131
   Taiwan Semiconductor Manufacturing                 4,311,027           8,174
   Taiwan Semiconductor
      Manufacturing ADR                                 479,980           4,781
   Tatung                                             3,473,000           1,671
   Teco Electric and Machinery                          605,000             299
   Tripod Technology                                    347,300           1,244
   Tung Ho Steel Enterprise                             604,000             990
   U-Ming Marine Transport                              384,000           1,049
   United Microelectronics (D)                        6,085,266           3,780
   Vanguard International Semiconductor               2,100,000           1,561
   Walsin Lihwa                                       2,001,000             818
   Wistron                                              802,885           1,475
   Yageo                                              2,520,440             878
   Yang Ming Marine Transport                           106,846              82


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Yuanta Financial Holding*                          2,086,000           1,346
                                                                  --------------
                                                                        174,846
                                                                  --------------
THAILAND -- 1.7%
   Bangkok Bank                                         496,300           1,753
   Bangkok Bank NVDR                                     71,000             247
   Charoen Pokphand Foods                             9,646,100           1,312
   Italian-Thai Development                           1,080,100             261
   Kasikornbank                                       1,259,800           3,241
   Krung Thai Bank                                    3,214,800             954
   Land and Houses (B)                                3,738,800             990
   PTT                                                  744,500           8,225
   PTT NVDR                                             173,000           1,911
   Siam Cement (B)                                      206,400           1,425
   Siam Commercial Bank                               1,163,200           2,970
   Thai Airways International                           657,000             762
   Thai Airways International NVDR                      368,800             428
   Thai Oil*                                            652,600           1,658
   Thai Union Frozen Products                           845,800             563
   Thoresen Thai Agencies                               439,100             608
                                                                  --------------
                                                                         27,308
                                                                  --------------
TURKEY -- 2.0%
   Aygaz                                                 78,000             347
   Bossa Ticaret Sanayi Isletme                          80,000             110
   Cimsa Cimento Sanayi VE Tica                          69,000             508
   Eczacibasi Ilac Sanayi                               135,206             598
   Eregli Demir ve Celik Fabrikalari                     60,000             526
   Haci Omer Sabanci Holding                          1,119,803           6,138
   Kardemir Karabuk Demir Celik
      Sanayi ve Ticaret                                 675,160             793
   KOC Holding                                          475,000           2,564
   Petkim Petrokimya Holding                             15,000             110
   Petrol Ofisi                                         179,017             923
   Sinpas Gayrimenkul Yatirim
      Ortakligi*                                         65,858             461
   Tupras Turkiye Petrol Rafine                          42,000           1,224
   Turk Hava Yollari                                     52,000             381
   Turk Sise ve Cam Fabrikalari                         668,968           1,345
   Turkcell Iletisim Hizmet                             460,326           5,056
   Turkcell Iletisim Hizmet ADR                          16,700             460
   Turkiye Garanti Bankasi                              524,886           4,684
   Turkiye Is Bankasi                                   864,881           5,402
   Vestel Elektronik Sanayi                             192,000             474
   Yazicilar Holding                                     71,885             618
                                                                  --------------
                                                                         32,722
                                                                  --------------
UNITED ARAB EMIRATES -- 0.0%
   DP World*                                            358,600             437
                                                                  --------------
UNITED KINGDOM -- 0.7%
   Anglo American                                        87,893           5,335
   BHP Billiton (B)                                      71,639           2,174
   Mondi                                                 30,793             258
   Vedanta Resources                                     80,907           3,282
                                                                  --------------
                                                                         11,049
                                                                  --------------
UNITED STATES -- 0.3%
   Central European Distribution*                        15,400             895

--------------------------------------------------------------------------------
                                                                   Market Value
Description                                             Shares    ($ Thousands)
--------------------------------------------------------------------------------
   Lenovo Group (B)                                   4,222,000           3,707
                                                                  --------------
                                                                          4,602
                                                                  --------------
Total Common Stock
   (Cost $1,121,688) ($ Thousands)                                    1,507,323
                                                                  --------------
PREFERRED STOCK -- 5.4%

BRAZIL -- 5.4%
   ArcellorMittal Inox Brasil                            22,200   $       1,228
   Banco Bradesco                                        69,000           2,208
   Banco Itau Holding Financeira                         65,400           1,672
   Bradespar                                             53,100           1,420
   Brasil Telecom                                         3,261              33
   Brasil Telecom Participacoes                          92,700           1,355
   Braskem, Cl A                                        311,600           2,521
   Centrais Eletricas Brasileiras, Cl B                 254,944           3,287
   Centrais Eletricas de Santa Catarina                  15,300             365
   Cia de Bebidas das Americas                            3,000             217
   Cia de Bebidas das Americas ADR                       24,644           1,750
   Cia de Tecidos do Norte de Minas -
      Coteminas                                         185,732           1,075
   Cia Energetica de Minas Gerais                       181,012           3,305
   Cia Paranaense de Energia                            236,092           3,555
   Cia Vale do Rio Doce, Cl A                           467,400          13,326
   Eletropaulo Metropolitana de Sao
      Paulo                                          26,810,000           2,191
   Inepar Industria e Construcoes                         2,100              46
   Investimentos Itau                                 1,105,542           7,298
   Mangels Industrial                                     2,800              67
   Metalurgica Gerdau                                    39,500           1,576
   NET Servicos de Comunicacao*                         407,300           4,965
   Petroleo Brasileiro                                  391,100          19,423
   Tam                                                  173,785           4,164
   Tele Norte Leste Participacoes                       143,300           2,749
   Telecomunicacoes de Sao Paulo                         62,000           1,574
   Telemar Norte Leste                                  102,600           3,948
   Telemig Celular Participacoes                         26,954             735
   Uniao de Industrias Petroquimicas                    298,000             300
   Universo Online*                                      20,400             138
   Usinas Siderurgicas de Minas
      Gerais, Cl A                                        2,550             117
                                                                  --------------
                                                                         86,608
                                                                  --------------
SOUTH KOREA -- 0.0%
   Hyundai Motor (Second Preferred)                      14,140             516
                                                                  --------------
Total Preferred Stock
   (Cost $56,070) ($ Thousands)                                          87,124
                                                                  --------------
EQUITY LINKED WARRANTS -- 0.2%

HONG KONG -- 0.0%
   China Overseas Land, Expires 08/27/08 *                  238             110
                                                                  --------------
RUSSIA -- 0.2%
   Sberbank, Expires 02/23/10 *                             723           3,051
                                                                  --------------
Total Equity Linked Warrants
   (Cost $1,302) ($ Thousands)                                            3,161
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Equity Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount        Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
                                                    Number of
                                                     Rights
                                                 --------------
RIGHTS -- 0.1%

INDIA -- 0.1%
   Federal Bank ,
      Expires 11/19/08 *                                     60   $         131
   Tata Iron & Steel,
      Expires 10/29/08 *                                    371           1,197
                                                                  --------------
Total Rights
   (Cost $86) ($ Thousands)                                               1,328
                                                                  --------------
DEBENTURE BOND -- 0.0%

BRAZIL -- 0.0%
   Companhia Vale do Rio Doce*
      0.000%, 09/30/49                                        8              --
                                                                  --------------
Total Debenture Bond
   (Cost $0) ($ Thousands)                                                   --
                                                                  --------------
CASH EQUIVALENTS **+ -- 5.7%

UNITED STATES -- 5.7%
   SEI Daily Income Trust, Prime
      Obligation Fund, Cl A, 4.970%                     543,654             544
   SEI Liquidity Fund, LP, 4.980% (C)                91,587,246          91,587
                                                                  --------------
Total Cash Equivalents
   (Cost $92,131) ($ Thousands)                                          92,131
                                                                  --------------
Total Investments -- 104.3%
   (Cost $1,271,277) ($ Thousands) #                              $   1,691,067
                                                                  ==============

Percentages are based on Net Assets of $1,620,542 ($ Thousands).

*     Non-Income Producing Security

**    Rate shown is the 7-day effective yield as of December 31, 2007.

+     Investment in affiliated security

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $76,861 ($ Thousands).

(C) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $91,587 ($ Thousands).

(D) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2007 was $7,173 ($ Thousands) and represents 0.44% of net assets.

ADR -- American Depositary Receipt
Cl -- Class
EUR -- Euro
GDR -- Global Depositary Receipt
LP -- Limited Partnership
NVDR -- Non-Voting Depositary Receipt
PDR -- Philippine Depositary Receipt
Ser -- Series

Amounts designated as "--" are $0 or have been rounded to $0.

# At December 31, 2007, the tax basis cost of the Fund's investments was $1,271,277 ($ Thousands), and the unrealized appreciation and depreciation were $443,617 ($ Thousands) and $(23,827) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 62.9%

AUSTRALIA -- 2.4%
   FMG Finance
      9.750%, 09/01/13                                      350   $         550
   Government of Australia
      8.750%, 08/15/08                                    1,900           1,690
      7.500%, 09/15/09                                    3,043           2,700
      6.500%, 05/15/13                                    1,905           1,669
      5.750%, 04/15/12                                    9,075           7,685
   Macquarie Bank MTN GBP
      5.500%, 03/19/08                                      336             645
   New S Wales Treasury
      7.000%, 12/01/10                                    4,950           4,315
                                                                  --------------
                                                                         19,254
                                                                  --------------
AUSTRIA -- 0.4%
   Kommunalkredit Austria MTN
      4.125%, 02/07/14                                    1,650           2,358
   Telekom Finanzmanagement MTN
      5.000%, 07/22/13                                      601             860
   Wienerberger (A)
      6.500%, 02/09/17                                      300             394
                                                                  --------------
                                                                          3,612
                                                                  --------------
BELGIUM -- 0.9%
   Kingdom of Belgium, Ser 31
      5.500%, 03/28/28                                    3,387           5,454
   Kingdom of Belgium, Ser 41
      4.250%, 09/28/13                                    1,440           2,105
                                                                  --------------
                                                                          7,559
                                                                  --------------
BERMUDA -- 0.1%
   Seadrill (A) (B)
      6.960%, 01/23/09                                    2,000             368
      6.460%, 01/23/08                                      500              92
                                                                  --------------
                                                                            460
                                                                  --------------
BRAZIL -- 0.3%
   Federal Republic of Brazil
      8.250%, 01/20/34                                    1,847           2,336
                                                                  --------------
CANADA -- 1.5%
   Bell Canada MTN
      5.000%, 02/15/17                                      270             226
   Canada Housing Trust
      4.400%, 03/15/08                                      591             599
   Canada Treasury Bill
      3.964%, 01/24/08 (D)                                4,500           4,548
   Government of Canada
      5.000%, 06/01/37                                    2,000           2,341
      4.000%, 06/01/17                                    3,200           3,245
   YPG Holdings MTN
      5.250%, 02/15/16                                      665             623
                                                                  --------------
                                                                         11,582
                                                                  --------------
CAYMAN ISLANDS -- 0.8%
   BES Finance Ltd (A)
      5.580%, 07/02/14                                      265             365
   Dar Al-Arkan International (A)
      6.305%, 07/16/12                                      825             818
   MUFG Capital Finance 2 (A)
      4.850%, 07/25/16                                    1,481           1,816

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Mizuho Capital Investments (A)
      5.020%, 06/30/11                                    1,000   $       1,344
   Resona Preferred Global Securities
      (A) (B)
      7.191%, 07/30/49                                      443             440
   Vale Overseas
      6.875%, 11/21/36                                      301             304
   Yorkshire Power Finance GBP
      7.250%, 08/04/28                                      408             934
                                                                  --------------
                                                                          6,021
                                                                  --------------
CZECH REPUBLIC -- 0.2%
   Czech Republic Bond
      6.550%, 10/05/11                                   25,000           1,481
                                                                  --------------
DENMARK -- 2.0%
   Danica Pension
      4.350%, 10/29/49                                    1,980           2,815
   Danske Bank MTN (A)
      5.875%, 03/26/15                                      540             802
   Kingdom of Denmark DKK
      4.000%, 11/15/17                                   10,025           1,895
   Nykredit DKK
      5.000%, 10/01/38 (A)                               41,994           7,761
      4.000%, 01/01/08                                   13,000           2,549
                                                                  --------------
                                                                         15,822
                                                                  --------------
FINLAND -- 0.3%
   Government of Finland
      3.875%, 09/15/17                                    1,700           2,384
                                                                  --------------
FRANCE -- 5.9%
   AXA MTN (A)
      5.777%, 07/06/16                                    1,100           1,503
   Caisse Nationale des Autoroutes
      4.500%, 03/28/18                                      813           1,169
   Caisse Refinancement de l'Habitat
      4.250%, 10/25/14                                      332             475
   Cie Financement Foncier
      4.625%, 09/23/17                                    1,400           2,025
   Cma Cgm Registered
      5.500%, 05/16/12                                      170             225
   Compagnie De St Gobain MTN (A)
      4.695%, 04/11/12                                      350             494
   Credit Agricole (London) MTN (A)
      4.018%, 01/19/10                                    1,400           2,040
   Dexia Municipal Agency
      4.500%, 11/13/17                                    2,100           3,010
   France Telecom MTN
      4.375%, 02/21/12                                      150             212
   Government of France
      5.750%, 10/25/32                                    8,830          14,931
      4.750%, 04/25/35                                    5,640           8,345
      3.750%, 04/25/21                                    1,433           1,934
      1.000%, 07/25/17                                    3,000           3,945
   Imerys
      5.000%, 04/18/17                                      200             270
   Natixis MTN (A)
      4.876%, 01/26/17                                      300             414
   PPR MTN
      4.000%, 01/29/13                                    1,000           1,351
   Renault MTN
      4.625%, 05/28/10                                    1,000           1,444


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Societe Generale
      6.999%, 12/19/17                                      200   $         296
   Veolia Environnement MTN
      5.875%, 06/27/08                                    1,740           2,555
                                                                  --------------
                                                                         46,638
                                                                  --------------
GERMANY -- 2.4%
   Bayer (A)
      5.000%, 07/29/05                                      718             931
   Bayer MTN
      5.625%, 05/23/18                                      150             287
      4.698%, 04/10/10 (A)                                  250             365
   Bayerische Landesbank MTN (A)
      4.500%, 02/07/19                                    1,000           1,334
    Commerzbank MTN (A)
      4.125%, 09/13/16                                      400             552
    Deutsche Bundesrepublik
      4.250%, 07/04/14                                      200             293
      4.250%, 07/04/17                                      150             218
      4.250%, 07/04/39                                    1,140           1,572
      4.000%, 01/04/37                                      340             450
      3.750%, 01/04/17                                      925           1,299
   Henkel KgaA (A)
      5.375%, 11/25/15                                      221             292
   KFW
      4.700%, 06/02/37                                    3,000           2,973
      1.350%, 01/20/14 JPY                              890,000           8,055
   Munich Re (A)
      5.767%, 06/29/49                                      350             481
                                                                  --------------
                                                                         19,102
                                                                  --------------
HUNGARY -- 0.9%
   Republic of Hungary
      7.250%, 06/12/12                                  946,600           5,439
      6.750%, 02/12/13                                  301,290           1,695
                                                                  --------------
                                                                          7,134
                                                                  --------------
IRELAND -- 1.1%
   Anglo Irish Bank MTN (A)
      5.224%, 06/25/14                                      450             609
   Ardagh Glass Group PIK
      10.750%, 03/01/15                                     169             237
   GE Capital Euro Funding MTN
      4.375%, 03/30/11                                      400             578
   GE Capital UK Funding MTN
      5.125%, 03/03/15                                    1,875           3,581
   Hypo Real International Trust I (A)
      5.864%, 06/29/49                                    1,000           1,194
   Irish Treasury
      4.500%, 10/18/18                                      900           1,313
   Saphir Finance MTN (A)
      6.851%, 07/04/49                                      150             147
   Transcapit (Transneft) Registered
      5.381%, 06/27/12                                      600             855
                                                                  --------------
                                                                          8,514
                                                                  --------------
ITALY -- 3.0%
   Banca Italease MTN (A)
      4.803%, 02/02/10                                      700             977
   Banco Popolare Scarl MTN (A)
      4.939%, 02/08/17                                    1,350           1,898
   Buoni Poliennali Del Tesoro
      5.750%, 02/01/33                                    4,170           6,802
      4.000%, 02/01/37                                    6,600           8,257

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Ifil - Investments
      5.375%, 06/12/17                                      200   $         270
   Sanpaolo IMI MTN
      6.375%, 04/06/10                                    2,150           3,230
      6.375%, 11/12/17                                      300             594
   Unicredito Italiano MTN (A)
      4.500%, 09/22/19                                    1,300           1,772
                                                                  --------------
                                                                         23,800
                                                                  --------------
JAPAN -- 13.0%
   Development Bank of Japan
      2.300%, 03/19/26                                  110,000           1,014
      1.600%, 06/20/14                                  470,000           4,318
   East Japan Railway MTN GBP
      4.750%, 12/08/31                                    1,000           1,815
   Fukoku Mutual Life Insurance (A)
      EUR
      4.500%, 09/28/25                                      500             654
   Government of Japan 10 Year
      Bond, Ser 256
      1.400%, 12/20/13                                1,023,000           9,314
   Government of Japan 10 Year
      Bond, Ser 268
      1.500%, 03/20/15                                1,495,700          13,643
   Government of Japan 10 Year
      Bond, Ser 288
      1.700%, 09/20/17                                1,100,000          10,045
   Government of Japan 15 Year
      Bond, Ser 35 (A)
      0.500%, 07/20/20                                  375,000           3,159
   Government of Japan 15 Year
      Bond, Ser 37 (A)
      0.092%, 11/20/20                                  300,000           2,587
   Government of Japan 15 Year
      Bond, Ser 39
      1.220%, 03/20/21                                  349,000           3,140
   Government of Japan 15 Year
      Bond, Ser 40 (A)
      1.270%, 05/20/21                                  406,600           3,668
   Government of Japan 20 Year
      Bond, Ser 48
      2.500%, 12/21/20                                  268,000           2,615
   Government of Japan 20 Year
      Bond, Ser 82
      2.100%, 09/20/25                                  719,000           6,513
   Government of Japan 30 Year
      Bond, Ser 20
      2.500%, 09/20/35                                   64,000             593
   Government of Japan 30 Year
      Bond, Ser 22
      2.500%, 03/20/36                                  287,000           2,650
   Government of Japan 30 Year
      Bond, Ser 27
      2.500%, 09/20/37                                  125,000           1,155
   Government of Japan CPI Linked
      Bond, Ser 10
      1.100%, 12/10/16                                1,650,000          14,854
   Government of Japan CPI Linked
      Bond, Ser 13
      1.300%, 09/10/17                                  746,600           6,791
   Government of Japan CPI Linked
      Bond, Ser 5
      0.800%, 09/10/15                                  498,988           4,423
   Japan Finance for Municipal
      Enterprises
      1.350%, 11/26/13                                  784,000           7,091


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Resona Bank (A) EUR
      4.125%, 09/27/12                                    1,000   $       1,319
   Sumitomo Mitsui Banking
      4.375%, 10/15/15                                      460             568
   Sumitomo Mitsui Banking
      5.625%, 10/15/15 (A) (B)                              228             213
      4.375%, 10/27/14 (A) EUR                              830           1,191
                                                                  --------------
                                                                        103,333
                                                                  --------------
LUXEMBOURG -- 0.8%
   Basell AF SCA Registered
      8.375%, 08/15/15                                      173             216
   Gaz Capital (B)
      6.212%, 11/22/16                                      230             221
   Gaz Capital (Gazprom) MTN
      6.580%, 10/31/13                                      150             287
   Gazprom OAO
      9.625%, 03/01/13                                      470             533
      7.288%, 08/16/37                                      500             506
   Glencore Finance
      6.500%, 02/27/19                                      400             769
      5.375%, 09/30/11                                      450             651
   Telecom Italia MTN
      7.250%, 04/20/11                                    2,050           3,145
   Tyco International Group
      6.000%, 11/15/13                                      331             340
                                                                  --------------
                                                                          6,668
                                                                  --------------
MEXICO -- 1.0%
   Mexican Bonos, Ser M10
      7.250%, 12/15/16                                   84,000           7,244
   Mexican Bonos, Ser MI10
      9.000%, 12/20/12                                   10,000             953
                                                                  --------------
                                                                          8,197
                                                                  --------------
NETHERLANDS -- 6.0%
   ASML Holding
      5.750%, 06/13/17                                      400             519
   Adecco International Financial
      Services
      4.500%, 04/25/13                                    1,200           1,676
   Allianz Finance II (A)
      6.125%, 05/31/22                                    1,000           1,485
   Asset Repackaging Trust MTN, PIK
      12.155%, 12/21/11                                     267             389
   BMW Finance MTN
      5.000%, 08/06/18                                      383             547
   Bank Nederlandse Gemeenten
      MTN, Ser E
      4.000%, 03/02/09                                    4,000           5,809
      4.000%, 02/15/12                                    3,500           5,026
   Boats Invest Netherlands MTN, PIK
      11.000%, 03/31/17                                     250             365
      Eureko (A)
      5.125%, 06/24/15                                      450             609
   Generali Finance (A)
      5.479%, 02/08/17                                      450             610
   Government of Netherlands
      7.500%, 01/15/23                                      443             852
      4.000%, 07/15/16                                   12,530          17,854
   ING Bank MTN
      5.500%, 01/04/12                                      556             826
   ING Groep MTN (A)
      4.176%, 06/29/49                                      382             483

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   ING Verzekeringen (A)
      6.250%, 06/21/21                                    1,000   $       1,495
   Iberdrola International MTN
      4.875%, 02/18/13                                      800           1,149
   Koninklijke Philips Electronic
      5.750%, 05/16/08                                      513             752
   Linde Finance (A)
      8.125%, 07/14/66                                      375             780
   Rabobank Nederland MTN (E)
      4.125%, 04/04/12                                    4,000           5,716
   Siemens Financieringsmat (A)
      6.125%, 09/14/66                                      275             512
                                                                  --------------
                                                                         47,454
                                                                  --------------
NEW ZEALAND -- 0.5%
   Westpac New Zealand
      7.750%, 03/08/10                                    5,000           3,732
                                                                  --------------
NORWAY -- 1.6%
   DDI Holding
      10.000%, 03/15/12                                   2,000             373
   Eksportfinans MTN
      4.375%, 09/20/10                                    1,815           2,644
   Government of Norway
      6.000%, 05/16/11                                   22,700           4,351
      4.250%, 05/19/17                                    4,080             727
   Norwegian Treasury Bill (D)
      4.717%, 03/19/08                                   16,828           3,069
   Petrojack (A) (B)
      11.970%, 05/30/12                                   2,000             378
   Petrolia Drilling (B)
      10.750%, 02/14/11                                   2,000             390
   Sevan Drilling (A) (B)
      10.940%, 12/07/12                                   2,000             368
   Sinvest (A) (B)
      11.990%, 12/22/09                                   1,000             189
                                                                  --------------
                                                                         12,489
                                                                  --------------
PANAMA -- 0.1%
   Republic of Panama
      9.375%, 04/01/29                                      879           1,202
                                                                  --------------
PERU -- 0.2%
   Republic of Peru
      7.350%, 07/21/25                                    1,094           1,247
                                                                  --------------
PHILIPPINES -- 0.2%
   Republic of Philippines
      8.875%, 03/17/15                                      158             187
      8.250%, 01/15/14                                      969           1,091
                                                                  --------------
                                                                          1,278
                                                                  --------------
POLAND -- 1.6%
   Republic of Poland
      6.250%, 10/24/15                                    5,190           2,141
      6.000%, 05/24/09                                    3,129           1,268
      5.000%, 10/24/13                                   16,350           6,316
      4.750%, 04/25/12                                    8,000           3,088
                                                                  --------------
                                                                         12,813
                                                                  --------------
RUSSIA -- 0.4%
   Ministry Finance of Russia, Ser V
      3.000%, 05/14/08                                    1,162           1,153


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   RS Finance (RSB)
      6.825%, 09/16/09                                      300   $         403
   Russian Federation Registered (C)
      7.500%, 03/31/08                                    1,168           1,338
                                                                  --------------
                                                                          2,894
                                                                  --------------
SINGAPORE -- 0.7%
   Government of Singapore
      3.750%, 09/01/16                                    7,963           5,980
                                                                  --------------
SOUTH AFRICA -- 0.7%
   Foodcorp Registered
      8.875%, 06/15/12                                      330             466
   Republic of South Africa
      13.000%, 08/31/10                                  25,000           3,961
      5.875%, 05/30/22                                    1,195           1,171
                                                                  --------------
                                                                          5,598
                                                                  --------------
SPAIN -- 0.3%
   BBVA International Preferred
      Uniperson (A)
      3.798%, 09/29/49                                    1,000           1,227
   Banco Sabadell (A)
      5.234%, 09/29/49                                      500             610
   S Finance Preferred Uniperson (A)
      7.005%, 07/29/49                                      150             292
   Santander Issuances, MTN (A)
      5.005%, 07/25/17                                      250             350
                                                                  --------------
                                                                          2,479
                                                                  --------------
SUPRA-NATIONAL -- 1.6%
   European Investment Bank EUR
      1.400%, 06/20/17                                1,316,000          11,692
   International Finance
      11.000%, 07/01/09                                   8,080           1,184
                                                                  --------------
                                                                         12,876
                                                                  --------------
SWEDEN -- 0.8%
   Kingdom of Sweden, Ser 1043
      5.000%, 01/28/09                                    7,025           1,096
   Kingdom of Sweden, Ser 1046
      5.500%, 10/08/12                                   18,975           3,096
   Svenska Handelsbanken MTN (A)
      4.194%, 12/29/49                                      467             588
   Svenska Handelsbanken MTN, Ser
      182 (A)
      4.855%, 10/19/17                                      500             697
   Swedbank MTN (A) GBP
      5.750%, 03/17/16                                      420             778
                                                                  --------------
                                                                          6,255
                                                                  --------------
SWITZERLAND -- 0.3%
   Bombardier
      7.250%, 11/15/16                                      400             585
   UBS MTN, Ser 3156 (A)
      4.730%, 11/17/15                                      500             711
   UBS
      5.875%, 12/20/17                                      800             810
                                                                  --------------
                                                                          2,106
                                                                  --------------
UNITED ARAB EMIRATES -- 0.8%
   Emirate of Abu Dhabi (B)
      5.500%, 08/02/12                                    3,000           3,067

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Nakheel Development
      3.173%, 12/14/09                                    1,285   $       1,346
   National Bank of Abu Dhabi
      5.875%, 02/27/12                                      950           1,865
                                                                  --------------
                                                                          6,278
                                                                  --------------
UNITED KINGDOM -- 5.5%
   AIB UK 1 (A) EUR
      4.781%, 12/17/49                                      194             229
   Abbey National Treasury Services
      5.375%, 12/30/09                                      389             774
   Abbey National Treasury Services
      MTN
      4.250%, 04/12/21                                    1,850           2,475
   Alliance & Leicester MTN
      4.750%, 03/01/11                                      322             600
      4.250%, 12/30/08                                      540           1,038
   Anglian Water Services Financial
      MTN
      5.250%, 10/30/15                                      280             544
      4.625%, 10/07/13                                    1,450           2,047
   Anglian Water Services Financial,
      Ser A5
      6.293%, 07/30/30                                      500           1,055
   Bank of Ireland Holdings MTN, Ser
      1 (A)
      7.400%, 12/29/49                                      350             525
   Bank of Scotland MTN
      6.375%, 04/03/08                                      267             532
      4.750%, 06/08/22                                    1,775           2,477
   Barclays Bank MTN
      5.750%, 09/14/26                                      274             521
   British Telecommunications
      5.750%, 12/07/28                                      111             204
   Brixton +
      5.250%, 10/21/15                                      280             527
   Chester Asset Receivables EUR
      6.125%, 10/15/10                                    2,160           3,261
   FCE Bank MTN (A)
      5.765%, 09/30/09                                      500             665
   FCE Bank MTN EUR
      7.125%, 01/15/13                                      500             610
   Friends Provident (A)
      6.875%, 11/21/19                                      413             780
   Getin Finance MTN (A)
      6.589%, 05/13/09                                      200             284
   Green King Finance, Ser B1
      5.702%, 12/15/34                                       70             135
   HBOS (A) EUR
      6.051%, 11/23/11                                      405             586
   HBOS MTN (A) EUR
      5.125%, 10/29/49                                      386             506
      4.875%, 03/29/49                                    1,000           1,326
   Hammerson +
      5.250%, 12/15/16                                      280             500
   Ineo's Group Holdings EUR
      7.875%, 02/15/16                                      111             137
   Lehman Brothers Capital Fund III
      (A) EUR
      3.875%, 02/28/49                                      450             594
   Lloyds TSB Bank (A) EUR
      6.350%, 10/29/49                                      391             571
   Lloyds TSB Bank MTN
      6.625%, 03/30/15                                      214             438
   MBNA Europe Funding MTN EUR
      4.500%, 01/23/09                                      558             815


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Marks & Spencer MTN
      5.625%, 03/24/14                                      268   $         514
   National Westminster Bank
      6.500%, 09/07/21                                      220             450
   Northern Rock (B)
      5.625%, 06/22/17                                    2,550           2,581
   Northumbrian Water Finance
      6.000%, 10/11/17                                      500           1,011
   Novae Group
      8.375%, 04/27/17                                      100             185
   Old Mutual MTN (A)
      4.500%, 01/18/17                                      450             617
   Rexam MTN
      4.375%, 03/15/13                                      400             554
   Royal Bank of Scotland Capital
      Trust A (A)
      6.467%, 06/30/12                                      400             584
   Royal Bank of Scotland Group (A)
      7.648%, 08/31/49                                      225             232
   Southern Gas Network MTN,
      Ser A1 (A)
      4.893%, 10/21/10                                       50              73
   Standard Chartered Bank MTN (A)
      3.625%, 02/03/17                                      400             539
   United Kingdom Treasury
      8.750%, 08/25/17                                      600           1,581
      5.000%, 03/07/12                                      125             255
      5.000%, 03/07/18                                      650           1,346
      4.500%, 12/07/42                                    1,725           3,568
      4.250%, 12/07/46                                    1,100           2,183
   Vodafone Group MTN
      5.900%, 11/26/32                                      276             526
   Vodafone Group MTN EUR
      4.250%, 05/27/09                                    1,218           1,768
   W&DB Issuer, Ser B1 (A)
      5.641%, 07/15/35                                       60             116
   Zurich Finance MTN (A)
      6.625%, 10/30/49                                      260             508
                                                                  --------------
                                                                         43,947
                                                                  --------------
UNITED STATES -- 4.6%
   BA Covered Bond Issuer MTN EUR
      4.125%, 04/05/12                                    3,100           4,417
   BNP Paribas Capital Trust III (A)
      EUR
      6.625%, 12/29/49                                    1,000           1,492
   Banca Poparle Bergamo Capital
      Trust (A) EUR
      8.364%, 12/29/49                                      475             732
   Banca Popolare Lodi Trust (A) EUR
      6.742%, 06/29/49                                      955           1,324
   Bear Stearns
      7.625%, 12/07/09                                      493             507
      3.250%, 03/25/09                                      721             698
   CIT Group MTN GBP
      5.500%, 12/15/08                                      416             805
   Cablevision Systems, Ser B
      8.000%, 04/15/12                                      235             228
   Chesapeake Energy EUR
      6.250%, 01/15/17                                      400             547
   Cit Group MTN
      5.125%, 09/30/14                                       75              66
   Citigroup
      5.000%, 09/15/14                                        5               5
   Citigroup (A) EUR
      4.750%, 02/10/19                                    1,000           1,356

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Commerzbank Cap Fund Trust EUR
      5.012%, 03/29/49                                      350   $         453
   Countrywide Financial MTN
      5.800%, 06/07/12                                      677             495
   Countrywide Home Loan MTN,
      Ser L
      4.000%, 03/22/11                                        9               6
   Credit Suisse First Boston
      3.875%, 01/15/09                                      646             641
   DaimlerChrysler MTN EUR
      4.375%, 03/16/10                                      400             577
   DirecTV Holdings
      6.375%, 06/15/15                                      232             223
   Dubai Islamic Bank (A)
      5.214%, 03/22/12                                    1,050           1,045
   Dynegy Holdings
      8.375%, 05/01/16                                      230             225
   Electronic Data Systems, Ser B
      6.500%, 08/01/13                                      474             479
   Fisher Scientific International
      6.750%, 08/15/14                                      107             110
      6.125%, 07/01/15                                       71              70
   General Motors EUR
      8.375%, 07/05/33                                      200             227
   Genworth Financial JPY
      1.600%, 06/20/11                                   89,000             807
   Goldman Sachs Group
      7.350%, 10/01/09                                      283             296
      5.125%, 10/16/14                                      700             985
      3.875%, 01/15/09                                      328             325
   Goldman Sachs Group (A) EUR
      4.898%, 02/04/13                                      450             628
   HSBC Finance MTN EUR
      4.875%, 05/30/17                                      500             679
   HSBC Finance MTN GBP
      6.125%, 01/22/10                                      334             665
   JP Morgan Chase Bank (A) EUR
      4.625%, 05/29/17                                      500             689
   JP Morgan Chase Capital XXV,
      Ser Y
      6.800%, 10/01/37                                      340             328
   L-3 Communications, Ser B
      6.375%, 10/15/15                                      100              98
   Lehman Brothers Holdings MTN (A)
      EUR
      4.250%, 09/26/16                                      450             600
   MGM Mirage
      6.750%, 09/01/12                                      595             579
   Morgan Stanley MTN
      5.450%, 01/09/17                                      800             776
   Morgan Stanley MTN EUR
      3.750%, 03/01/13                                    1,000           1,323
   Pfizer JPY
      1.800%, 02/22/16                                  110,000             997
   Procter & Gamble
      5.125%, 10/24/17                                      200             291
   Qwest Communication
      7.625%, 06/15/15                                      560             570
   Qwest Communications
      International
      7.500%, 02/15/14                                      335             334
   Reynolds American
      7.625%, 06/01/16                                      377             401
      7.300%, 07/15/15                                      195             203
      7.250%, 06/01/12                                      572             604


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   SLM (A) EUR
      5.148%, 12/15/10                                      300   $         403
      5.098%, 06/15/09                                      150             210
   Schering-Plough EUR
      5.375%, 10/01/14                                      350             502
   Sprint Capital
      8.750%, 03/15/32                                      203             229
   Tyson Foods
      8.250%, 10/01/11                                      991           1,077
   Unicredito Ital Cap Trust (A) EUR
      4.028%, 10/27/15                                      800             980
   Wal-Mart Stores
      3.375%, 10/01/08                                      615             611
   Wal-Mart Stores GBP
      4.875%, 01/19/39                                      238             421
   Washington Mutual
      4.200%, 01/15/10                                       50              45
   Washington Mutual Bank MTN,
      Ser G EUR
      4.500%, 01/17/17                                    1,000           1,040
   Western Union
      5.930%, 10/01/16                                    1,538           1,535
   Windstream
      8.625%, 08/01/16                                      220             232
                                                                  --------------
                                                                         36,191
                                                                  --------------
Total Global Bonds
   (Cost $477,349) ($ Thousands)                                        498,716
                                                                  --------------
MORTGAGE-BACKED SECURITIES -- 9.4%

BELGIUM -- 0.4%
   B-Arena, Ser 2006-1, Cl A (A)
      4.753%, 04/22/44                                    2,000           2,874
                                                                  --------------
IRELAND -- 0.2%
   Immeo Residential Finance, Ser 2,
      Cl A (A)
      4.305%, 12/15/16                                      500             715
   Talisman Finance, Ser 7, Cl H (A)
      6.452%, 04/22/17                                      500             639
                                                                  --------------
                                                                          1,354
                                                                  --------------
JAPAN -- 0.0%
   JLOC, Ser 37X, Cl B1 (A)
      1.151%, 01/15/15                                   20,000             178
                                                                  --------------
NETHERLANDS -- 0.7%
   Beluga Master Issuer, Ser 2006-1,
      Cl A2 (A)
      4.743%, 04/28/99                                    2,500           3,627
   Saecure, Ser 5, Cl A (A)
      4.777%, 05/25/42                                    1,235           1,776
   Skyline, Ser 2007-1, Cl D (A)
      5.463%, 07/22/43                                      200             267
                                                                  --------------
                                                                          5,670
                                                                  --------------
UNITED KINGDOM -- 1.2%
   Arkle Master Issuer, Ser 2006-1X,
      Cl 2C (A)
      4.930%, 02/17/52                                      350             503
   Canary Wharf Finance, Ser II, Cl C2
      (A)
      6.224%, 10/22/37                                      200             364

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Gracechurch Mortgage Financing,
      Ser 2006-1, Cl C3 (A)
      4.854%, 11/20/56                                      250   $         343
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 2D2 (A)
      4.974%, 11/20/56                                      400             548
   Gracechurch Mortgage Financing,
      Ser 2007-1X, Cl 3A2 (A)
      4.674%, 11/20/56                                    2,000           2,877
   Granite Master Issuer, Ser 2006-2,
      Cl A5 (A)
      4.753%, 12/20/54                                    1,000           1,422
   Permanent Financing, Ser 7,
      Cl 3B (A)
      5.004%, 06/10/42                                    2,500           3,573
                                                                  --------------
                                                                          9,630
                                                                  --------------
UNITED STATES -- 6.9%
   Arran Residential Mortgages
      Funding, Ser 2006-1x, Cl BC (A)
         4.731%, 04/12/56                                   500             716
   BCAP Trust, Ser 2007-AA1, Cl 1A1 (A)
         4.965%, 02/25/47                                 2,243           2,188
   Banc of America Commercial
      Mortgage Securities, Ser 2007-5,
      Cl A4
         5.492%, 10/10/17                                 1,200           1,207
   Banc of America Commercial
      Mortgage Securities, Ser 2006-6,
      Cl A2
         5.309%, 10/10/45                                 2,680           2,691
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2004-6,
      Cl 3A (A)
         5.431%, 09/25/34                                   574             565
   Bear Stearns Adjustable Rate
      Mortgage Trust, Ser 2006-2,
      Cl 2A1 (A)
         5.650%, 07/25/36                                   934             934
   Bear Stearns Commercial Mortgage
      Securities, Ser 2006-PW14, Cl A4
         5.201%, 12/11/38                                 2,775           2,747
   Citigroup Mortgage Loan Trust,
      Ser 2005-2, Cl 1A4 (A)
         5.109%, 05/25/35                                 2,585           2,571
   Countrywide Alternative Loan Trust,
      Ser 2006-43CB, Cl 1A7
         6.000%, 01/31/37                                 3,886           3,862
   Countrywide Alternative Loan Trust,
      Ser 2006-OC8, Cl 2A1A (A)
         4.955%, 11/25/36                                 2,176           2,130
   Countrywide Home Loans,
      Ser 2003-56, Cl 5A1 (A)
         4.781%, 12/25/33                                   603             586
   Credit Suisse First Boston Mortgage
      Securities, Ser 2002-CKS4, Cl A2
         5.183%, 11/15/36                                 1,930           1,954
   Credit Suisse First Boston Mortgage
      Securities, Ser 2003-CKS4, Cl A1
         4.485%, 11/15/36                                 1,699           1,691
   Credit Suisse Mortgage Capital,
      Ser 2006-C5 Cl A3
         5.311%, 12/15/39                                 1,215           1,211


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Deutsche Alt-A Securities,
      Ser 2007-BAR1, Cl A1 (A)
         4.945%, 03/25/37                                 1,912   $       1,893
   FHLMC
         6.750%, 03/15/31                                 2,900           3,634
   FNMA TBA
         5.500%, 01/17/18 to 07/01/37                     2,303           2,332
   GSR Mortgage Loan Trust,
      Ser 2005-AR1, Cl 4A1 (A)
         5.133%, 01/25/35                                   668             654
   GSR Mortgage Loan Trust,
      Ser 2007-AR2, Cl 2A1 (A)
         5.517%, 05/25/37                                 3,037           3,052
   JP Morgan Chase Commercial
      Mortgage, Ser 2005-LDP5,
      Cl A4 (A)
         5.344%, 12/15/44                                 1,220           1,215
   JP Morgan Mortgage Trust,
      Ser 2004-A5, Cl 3A1 (A)
         5.317%, 12/25/34                                   689             683
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C6, Cl A4 (A)
         5.858%, 07/15/17                                 1,310           1,355
   LB-UBS Commercial Mortgage
      Trust, Ser 2007-C7, Cl A1A
         4.475%, 10/15/29                                 2,917           2,880
   Morgan Stanley Capital I, Ser 2006-
      IQ12, Cl A4
         5.332%, 12/15/43                                 2,560           2,556
   Morgan Stanley Capital I, Ser 2007-
      IQ16, Cl A4
         5.809%, 12/12/49                                 1,300           1,329
   Morgan Stanley Capital, Ser 2007-
      HQ13, Cl A3
         5.569%, 12/15/44                                 1,150           1,155
   Prudential Securities, Ser 2000-CA,
      Cl A2 (A)
         7.727%, 05/17/32                                 2,489           2,611
   Salomon Brothers Mortgage
      Securities, Ser 2000-C1, Cl A2 (A)
         7.520%, 12/18/09                                 2,456           2,554
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR10, Cl 3A2 (A)
         6.089%, 08/25/46                                   445             443
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2006-
      AR1E, Cl 3A2 (A)
         5.543%, 01/25/37                                 1,120           1,093
   Washington Mutual Mortgage Pass-
      Through Certificates, Ser 2007-
      HY1, Cl 3A2 (A)
         5.883%, 02/25/37                                   423             417
                                                                  --------------
                                                                         54,909
                                                                  --------------
Total Mortgage-Backed Securities
   (Cost $73,241) ($ Thousands)                                          74,615
                                                                  --------------
ASSET-BACKED SECURITIES -- 6.6%

FRANCE -- 0.5%
   Auto Compartiment, Ser 2007-1, Cl
      A (A)
      3.919%, 02/25/19                                    2,500           3,583
   FCC Sparc, Ser 2005-1, Cl B (A)
      4.579%, 07/15/11                                      400             572

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   FCC Sparc, Ser 2007-1, Cl D (A)
      6.776%, 07/15/08                                      100   $         144
                                                                  --------------
                                                                          4,299
                                                                  --------------
GERMANY -- 0.1%
   Prime Bricks, Ser 2007-1, Cl B (A)
      4.905%, 01/30/40                                      350             501
   Prime Bricks, Ser 2007-1, Cl C (A)
      5.105%, 01/30/40                                      100             140
                                                                  --------------
                                                                            641
                                                                  --------------
IRELAND -- 0.1%
   Mermaid Secured Finance,
      Ser 2007-1, Cl C (A)
      4.545%, 01/30/40                                      100             143
   Mermaid Secured Finance,
      Ser 2007-1, Cl D (A)
      4.745%, 01/30/40                                      100             140
   Red & Black Consumer, Ser 2006-1
      Cl C
      4.775%, 05/15/21                                      600             873
                                                                  --------------
                                                                          1,156
                                                                  --------------
JERSEY -- 0.1%
   Whinstone Capital Management,
      Ser 1X, Cl B1 (A)
      7.172%, 10/25/45                                      311             502
                                                                  --------------
LUXEMBOURG -- 0.4%
   Geldilux, Ser 2005-TS, Cl 1A (A)
      4.738%, 12/10/12                                    2,000           2,918
                                                                  --------------
NETHERLANDS -- 1.3%
   Amstel Corporate Loan Offering,
      Ser 2007-1, Cl A2 (A)
      4.954%, 03/25/17                                    1,000           1,440
   Lambda Finance, Ser 2005-1X,
      Cl A2 (A)
      4.815%, 11/15/29                                    1,500           2,135
   Shield, Ser 1, Cl A (A)
      4.823%, 01/20/14                                    2,500           3,597
   Storm, Ser 2006-1, Cl A2 (A)
      4.763%, 04/22/48                                    2,500           3,586
                                                                  --------------
                                                                         10,758
                                                                  --------------
SPAIN -- 0.4%
   FTA Santander Auto, Ser 1, Cl A (A)
      4.736%, 11/25/21                                    1,607           2,332
   Santander Consumer Finance,
      Ser 2007-1, Cl A (A)
      4.271%, 09/20/22                                      500             717
                                                                  --------------
                                                                          3,049
                                                                  --------------
UNITED KINGDOM -- 0.5%
   Metrix Funding, Ser 1X, Cl A2 (A)
      4.789%, 02/10/19                                    2,500           3,630
                                                                  --------------
UNITED STATES -- 3.2%
   Chase Issuance Trust,
      Ser 2007-A17 Cl A
      5.120%, 10/15/12                                    1,400           1,434


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Chase Manhattan Auto Owner
      Trust, Ser 2005-B, Cl A4
      4.880%, 06/15/12                                    3,230   $       3,234
   Citibank Credit Card Issurance
      Trust, Ser A4, Cl A4 EUR
      5.375%, 04/10/13                                    1,900           2,809
   Countrywide Asset-Backed
      Certificates, Ser 2007-2, Cl 2A1
      (A)
      4.915%, 03/14/37                                    2,651           2,584
   Ford Credit Auto Owner Trust,
      Ser 2006-B, Cl A2B (A)
      4.256%, 07/15/09                                      916             916
   Ford Credit Auto Owner Trust,
      Ser 2006-C, Cl A3
      5.160%, 11/15/10                                    2,215           2,230
   Home Equity Asset Trust, Ser 2007-
      2 Cl 2a1
      4.975%, 07/25/37                                      985             937
   Peco Energy Transition Trust,
      Ser A, Cl A1
      6.520%, 12/31/10                                    2,600           2,757
   SLM Student Loan Trust, Ser 2,
      Cl A5 (A) EUR
      4.810%, 01/22/08                                    1,000           1,436
   Soundview Home Loan Equity
      Trust, Ser 2007-NS1, Cl A1 (A)
      4.985%, 01/25/08                                    1,904           1,856
   Structured Asset Investment Loan
      Trust, Ser 2006-BNC3, Cl A2 (A)
      4.905%, 09/25/36                                    1,490           1,456
   USAA Auto Owner Trust, Ser 2006-
      4, Cl A3
      5.010%, 06/15/11                                    3,105           3,119
   Wells Fargo Home Equity,
      Ser 2006-2, Cl A1 (A)
      4.935%, 01/25/08                                    1,066           1,053
                                                                  --------------
                                                                         25,821
                                                                  --------------
Total Asset-Backed Securities
   (Cost $50,381) ($ Thousands)                                          52,774
                                                                  --------------
CORPORATE OBLIGATIONS -- 3.4%

UNITED STATES -- 3.4%
   AT&T
      6.500%, 09/01/37                                      650             680
   Altria Group
      7.750%, 01/15/27                                      705             908
   Autonation (A) (B)
      7.374%, 01/15/08                                       44              41
   Bear Stearns MTN
      6.950%, 08/10/12                                      995           1,023
   CSC Holdings, Ser B
      8.125%, 07/15/09                                       65              66
   Capital One Bank
      4.250%, 12/01/08                                      521             510
   Citicorp MTN
      6.375%, 11/15/08                                      111             112
   Comcast
      6.950%, 08/15/37                                    1,060           1,146
   Comcast Cable Communication
      6.200%, 11/15/08                                      251             253
   Countrywide Financial
      6.250%, 05/15/16                                      288             166

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Embarq
      7.082%, 06/01/16                                    1,783   $       1,837
   First Data
      7.634%, 09/24/14                                      400             380
   Ford Motor Credit
      6.625%, 06/16/08                                      365             360
      4.950%, 01/15/08                                      119             119
   Freeport-McMorRan Copper & Gold
      8.250%, 04/01/15                                      225             238
   Hertz (B)
      8.875%, 01/01/14                                      221             224
   ILFC E-Capital Trust I (A) (B)
      5.900%, 06/21/08                                      150             148
   JP Morgan Chase
      6.000%, 01/15/18                                    3,025           3,078
   JPMorgan Chase MTN (A)
      4.934%, 12/22/08                                    4,000           3,991
      4.375%, 11/12/19                                    1,000           1,321
   Kraft Foods
      6.500%, 08/11/17                                      510             525
   Lehman Brothers Holdings
      6.500%, 07/19/17                                      197             200
   Liberty Mutual Group (B)
      7.800%, 03/15/37                                      315             280
   Limited Brands
      5.250%, 11/01/14                                      935             839
   MGM Mirage
      8.375%, 02/01/11                                      211             216
   Merrill Lynch
      6.050%, 05/16/16                                      231             227
   Merrill Lynch MTN, Ser C
      4.125%, 01/15/09                                      645             637
   Mirant Americas
      8.500%, 10/01/21                                      399             366
   Motorola
      7.500%, 05/15/25                                       85              90
      6.500%, 09/01/25                                      531             516
   NRG Energy
      7.375%, 02/01/16                                      225             219
   Nextel Communications, Ser E
      6.875%, 10/31/13                                    1,012             997
   Reliant Energy
      7.875%, 06/15/17                                      225             223
      7.625%, 06/15/14                                      175             173
   SLM MTN
      5.050%, 11/14/14                                    1,392           1,203
   Sara Lee
      6.250%, 09/15/11                                      448             465
   Starwood Hotels & Resorts
      7.375%, 11/15/15                                    1,194           1,233
   US Steel
      6.050%, 06/01/17                                      615             578
   Union Carbide
      7.750%, 10/01/96                                      910             953
   Wachovia Capital Trust III (A)
      5.800%, 03/15/11                                      385             344
   Williams
      7.875%, 09/01/21                                      207             229
   Xerox
      7.625%, 06/15/13                                      210             219
                                                                  --------------
Total Corporate Obligations
   (Cost $27,225) ($ Thousands)                                          27,333
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

--------------------------------------------------------------------------------
                                              Shares/Face Amount   Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.7%

UNITED STATES -- 0.7%
Fannie Mae, 8.250%                                       88,000   $       2,266
Freddie Mac, 8.375%                                      75,000           1,961
Wachovia, 8.000%                                         44,000           1,113
                                                                  --------------
Total Preferred Stock
   (Cost $5,175) ($ Thousands)                                            5,340
                                                                  --------------
U.S. GOVERNMENT AGENCY OBLIGATION -- 0.4%
   FHLB (D)
      4.231%, 02/01/08                                    3,300           3,288
                                                                  --------------
Total U.S. Government Agency Obligation
   (Cost $3,289) ($ Thousands)                                            3,288
                                                                  --------------
TIME DEPOSITS -- 8.3%

UNITED STATES -- 8.3%
   ABS (London)
      4.680%, 01/11/08                                   16,849          16,849
   Lloyds TSB (London)
      5.040%, 02/05/08                                   16,910          16,910
   Royal Bank of Canada (London)
      4.550%, 01/04/08                                   16,835          16,835
   Royal Bank of Scotland (London)
      4.890%, 02/13/08                                   14,879          14,879
                                                                  --------------
Total Time Deposits
   (Cost $65,473) ($ Thousands)                                          65,473
                                                                  --------------
LOAN PARTICIPATIONS -- 1.1%

UNITED STATES -- 1.1%
   Aramark Term Loan GBP
      8.082%, 01/26/14                                      299             556
   Beverly Enterprises Term Loan
      8.070%, 07/24/11                                      342             336
   Boston Generating Term Loan
      7.610%, 12/22/13                                      747             676
   Cablevision, Ser B Term Loan
      7.122%, 03/14/13                                      494             466
   Education Management Term Loan
      7.875%, 05/26/13                                      743             705
   Ford Motor Company Term Loan
      8.360%, 11/29/13                                      744             688
   Lear Term Loan
      7.867%, 04/25/12                                      820             794
   London Arena & Waterfront
      Term Loan
      8.853%, 01/31/12                                    1,182           1,158
   Momentive Performance Term Loan
      7.625%, 12/04/13                                      995             956
   Peach Holding Term Loan
      9.110%, 11/21/13                                      590             560
   TP Generation Holdings Term Loan
      9.610%, 12/15/14                                      500             478
   Targus Group Term Loan
      8.870%, 11/22/12                                      495             448
   United Subcontractors Term Loan
      8.360%, 12/27/12                                      708             588

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Wimar Opco Term Loan
      7.610%, 01/03/11                                      488   $         486
                                                                  --------------
Total Loan Participations
   (Cost $9,441) ($ Thousands)                                            8,895
                                                                  --------------
U.S. TREASURY OBLIGATIONS -- 0.5%
   U.S. Treasury Inflationary Index
      Notes
      2.000%, 01/15/16                                    3,589           3,684
                                                                  --------------
Total U.S. Treasury Obligations
   (Cost $3,528) ($ Thousands)                                            3,684
                                                                  --------------
Total Investments -- 93.3% #
   (Cost $715,102) ($ Thousands)                                  $     740,118
                                                                  ==============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:

----------------------------------------------------------------------------------------------
                                                                                  UNREALIZED
                             CURRENCY                  CURRENCY                 APPRECIATION/
MATURITY                    TO DELIVER                TO RECEIVE               (DEPRECIATION)
  DATE                     (THOUSANDS)                (THOUSANDS)               ($ THOUSANDS)
----------------------------------------------------------------------------------------------
1/4/08                   CZK       26,764          USD        1,499          $             28
1/4/08-1/23/08           EUR      196,335          USD      285,118                    (1,979)
1/4/08-1/23/08           NOK       37,522          USD        6,921                        12
1/4/08-1/23/08           USD       28,695          EUR       19,714                       134
1/4/08-1/23/08           USD       14,016          GBP        6,873                      (342)
1/4/08-1/24/08           CAD       22,575          USD       22,802                       (80)
1/4/08-1/29/08           AUD       25,109          USD       22,485                       465
1/4/08-1/30/08           GBP       22,489          USD       45,876                     1,134
1/4/08-2/7/08            SEK       45,098          USD        7,050                        70
1/4/08-2/14/08           MXP      123,398          USD       11,280                        (1)
1/4/08-3/5/08            PLN       35,759          USD       14,327                      (209)
1/4/08-6/11/08           JPY   20,419,755          USD      183,343                      (171)
1/4/08-6/11/08           USD       39,341          JPY    4,404,645                       247
1/7/08                   USD          360          ZAR        2,459                        (1)
1/7/08-1/23/08           ZAR       36,556          USD        5,331                        (4)
1/11/08                  CHF        1,135          EUR          685                        (2)
1/11/08-1/22/08          EUR        4,536          CHF        7,536                        29
1/11/08-1/23/08          USD        5,700          AUD        6,554                        49
1/11/08-1/24/08          USD       11,252          CAD       11,167                        68
1/11/08-1/29/08          EUR        4,833          SEK       45,324                       (53)
1/11/08-1/29/08          SEK       20,366          EUR        2,184                        42
1/11/08-5/13/08          GBP       18,953          JPY    4,335,000                     1,469
1/11/08-6/11/08          AUD       10,933          JPY    1,090,000                       278
1/11/08-6/11/08          CHF       22,100          GBP        9,306                    (1,096)
1/11/08-6/11/08          CHF       12,000          NZD       13,953                        (3)
1/11/08-6/11/08          CHF       43,230          USD       37,304                    (1,028)
1/11/08-6/11/08          GBP        9,387          CHF       22,100                       935
1/11/08-6/11/08          JPY    1,220,000          AUD       12,306                      (269)
1/11/08-6/11/08          JPY    5,149,000          GBP       22,433                    (1,906)
1/11/08-6/11/08          NZD       10,870          CHF        9,400                        18
1/11/08-6/11/08          USD       26,208          CHF       30,445                       782
1/14/08                  SGD        8,604          USD        5,936                       (48)
1/14/08                  USD        1,044          SGD        1,500                        --
1/23/08                  DKK       68,488          USD       13,042                      (394)
1/23/08                  NZD        4,992          USD        3,817                       (14)
1/23/08                  USD        1,045          DKK        5,265                       (12)
1/23/08                  USD        2,844          MXP       30,714                       (34)
1/23/08                  USD        3,557          NOK       19,394                        14
1/23/08                  USD          102          NZD          134                         1
1/23/08                  USD          111          SEK          711                        (1)
1/25/08                  AUD        3,005          NZD        3,421                       (11)
1/25/08                  HUF      510,081          PLN        7,310                        26


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

                                                                                   UNREALIZED
                             CURRENCY                   CURRENCY               APPRECIATION /
       MATURITY             TO DELIVER                TO RECEIVE               (DEPRECIATION)
         DATE              (THOUSANDS)                (THOUSANDS)               ($ THOUSANDS)
----------------------------------------------------------------------------------------------
1/25/08                  NZD        4,235          AUD        3,550          $           (136)
1/25/08                  PLN        1,335          HUF       93,805                        (1)
1/28/08                  EUR        3,385          JPY      554,622                        29
2/6/08                   EUR          970          NOK        7,769                        11
2/15/08                  HUF    1,291,844          USD        7,447                        (6)
2/21/08                  USD          189          PLN          460                        (2)
                                                                             -----------------
                                                                             $         (1,962)
                                                                             =================

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:

------------------------------------------------------------------------------------
                                                                        UNREALIZED
                            NUMBER OF                                 APPRECIATION/
TYPE OF                     CONTRACTS   EXPIRATION                   (DEPRECIATION)
CONTRACT                  LONG (SHORT)     DATE                       ($ THOUSANDS)
------------------------------------------------------------------------------------
Canadian 10-Year Bond         54         Mar-2008                    $          (30)
Euro-Bobl                    151         Mar-2008                              (307)
Euro-Bund                    138         Mar-2008                              (448)
Euro-Schatz                  122         Mar-2008                              (105)
Long Gilt 10-Year Bond        22         Mar-2008                                 5
U.S. 10-Year Note           (150)        Mar-2008                               (17)
U.S. 10-Year Note           (231)        Mar-2008                               (67)
U.S. 2-Year Note            (125)        Jan-2008                              (415)
U.S. 2-Year Note             (40)        Mar-2008                                (7)
U.S. 5-Year Note             (47)        Mar-2008                               (10)
U.S. 5-Year Note            (176)        Mar-2008                                87
U.S. Long Treasury Bond       23         Mar-2008                               (41)
U.S. Long Treasury Bond       (5)        Mar-2008                                (8)
                                                                     ---------------
                                                                     $       (1,363)
                                                                     ===============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

------------------------------------------------------------------------------------------------------------------------
                                                    TOTAL RETURN SWAP
------------------------------------------------------------------------------------------------------------------------

                                                                                                            UNREALIZED
                                                                                              NOTIONAL    APPRECIATION /
                                                                         EXPIRATION            AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                 DATE            (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from
   Lehman Global Aggregate Ex USD RBI Basket
   Series 1 Index plus 11 basis points times the notional amount.
   Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Lehman Brothers)               02/01/08               87,339   $         (401)
                                                                                                          ==============

------------------------------------------------------------------------------------------------------------------------
                                                   INTEREST RATE SWAPS
------------------------------------------------------------------------------------------------------------------------
                                                                                                             UNREALIZED
                                                                                              NOTIONAL    APPRECIATION /
                                                                         EXPIRATION            AMOUNT     (DEPRECIATION)
DESCRIPTION                                                                 DATE            (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Pays a fixed rate of 4.269% and
   receives a floating rate based on the
   3 Month Canadian LIBOR quarterly.
   (Counterparty: JPMorgan Chase)                                         03/22/12    CAD        15,000   $           91

Pays a fixed rate of 4.196% and
   receives a floating rate based on the
   6 Month Euribor semi-annually.
   (Counterparty: JPMorgan Chase)                                         03/30/12    EUR         3,000               58

Receives a fixed rate of 5.499% and
   pays a floating rate based on the
   6 Month GBP LIBOR semi-annually.
   (Counterparty: Deutsche Bank)                                          03/22/12    GBP         6,000              136

Receives a fixed rate of 5.496% and
   pays a floating rate based on the
   6 Month Sterling Libor semi-annually.
   (Counterparty: Deutsche Bank)                                          12/17/09    GBP         4,000               28

Receives a fixed rate of 1.285% and
   pays a floating rate based on the
   6 Month Yen LIBOR semi-annually.
   (Counterparty: JPMorgan Chase)                                         03/26/12    JPY     2,600,000              209


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

                                                                                                           UNREALIZED
                                                                                              NOTIONAL    APPRECIATION /
                                                                       EXPIRATION              AMOUNT     (DEPRECIATION)
DESCRIPTION                                                               DATE              (THOUSANDS)    ($ THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
Receives a fixed rate of 2.218% and
   pays a floating rate based on the
   6 Month Yen LIBOR semi-annually.
   (Counterparty: JPMorgan Chase)                                       03/26/27    JPY       1,000,000   $           38

Receives a fixed rate of 7.661% and
   pays a floating rate based on the
   3 Month New Zealand BKBM semi-annually.
   (Counterparty: Deutsche Bank)                                        03/26/12    NZD           3,000              (53)

------------------------------------------------------------------------------------------------------------------------
                                                                                                          $          507
                                                                                                          ==============

                                      CREDIT DEFAULT SWAP
------------------------------------------------------------------------------------------------------------------------
Fund pays quarterly payment of 4.0000% (12.000% per annum)
   times the notional amount of Kaupthing Bank HF, 5.273%, 12/01/09.
   Upon a defined cedit event, Fund pays the notional amount
   and takes receipt of the defined deliverable obligation.
   (Counterparty: Citigroup)                                            12/20/08                   (400)  $            1
                                                                                                          ==============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

International Fixed Income Fund
December 31, 2007

Percentages are based on Net Assets of $793,413 ($ Thousands).

+     Real Estate Investment Trust

(1)   In local currency unless otherwise indicated.

(A) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(B) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(C) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

(D) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)   Security purchased on a when-issued basis.

AUD -- Australian Dollar
CAD -- Canadian Dollar
CHF -- Swiss Franc
Cl -- Class
CPI -- Consumer Price Index
CZK -- Czech Koruna
DKK -- Danish Krone
EUR -- Euro
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GBP -- British Pound Sterling
HUF -- Hungarian Forint
JPY -- Japanese Yen
LIBOR -- London Interbank Offering Rate
Ltd -- Limited
NOK -- Norwegian Krone
NZD -- New Zealand Dollar
MTN -- Medium Term Note
MXP -- Mexican Peso
PIK -- Payment-in-Kind
PLN -- Polish Zloty
Ser -- Series
SEK -- Swedish Krona
SGD -- Singapore Dollar
TBA -- To Be Announced
USD -- U.S. Dollar
ZAR -- South African Rand

Amounts designated as "--" are $0 or have been rounded to $0.

# At December 31, 2007, the tax basis cost of the Fund's investments was $715,102 ($ Thousands), and the unrealized appreciation and depreciation were $29,497 ($ Thousands) and $(4,481) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                   Face Amount     Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
GLOBAL BONDS -- 80.6%

ARGENTINA -- 6.9%
   Alto Parana (A)
      6.375%, 06/09/17                                      440   $         438
   Cia Transporte Energia (A)
      8.875%, 12/15/16                                      470             414
   Province Del Neuquen (A)
      8.656%, 10/18/14                                      250             251
   Province of Buenos Aires (A)
      9.625%, 04/18/28                                    1,605           1,344
   Province of Buenos Aires
      Registered
      9.625%, 04/18/28                                      695             579
      9.375%, 09/14/18                                      470             405
   Province of Buenos Aires
      Registered (F)
      2.000%, 05/15/35                                    1,200             454
   Province of Mendoza Registered
      5.500%, 09/04/18                                      431             324
   Republic of Argentina
      9.750%, 09/19/27                                    2,150             737
      7.000%, 09/12/13                                    3,600           3,168
      7.000%, 10/03/15                                    2,000           1,654
      7.000%, 04/17/17                                    1,700           1,347
   Republic of Argentina (B)
      1.318%, 12/15/35                                   12,560           1,444
   Republic of Argentina (B) (G)
      12.516%, 08/03/12                                  11,505           6,500
   Republic of Argentina (C)
      8.280%, 12/31/33                                   22,459          21,560
   Republic of Argentina (F)
      1.330%, 12/31/38                                   38,225          16,055
   Republic of Argentina (G)
      7.625%, 03/31/05                                    1,120             425
   Republic of Argentina (G) EUR
      12.000%, 09/19/16                                   1,000             242
      11.750%, 05/20/11                                   2,500             627
      9.000%, 05/29/09                                    2,650           1,230
      9.000%, 06/20/49                                    1,125             535
      8.500%, 07/01/04                                      775             367
      8.125%, 04/21/08                                    4,200           1,974
      8.000%, 02/25/02                                      675             318
      8.000%, 02/26/08                                    1,000             485
   Republic of Argentina (J)
      9.231%, 12/15/35                                    2,400             259
      3.281%, 12/31/33                                    2,675             993
   Republic of Argentina EUR
      7.820%, 12/31/33                                      249             298
   Republic of Argentina MTN, Ser 2
      (G) ITL
      7.000%, 03/18/04                                1,475,000             367
   Republic of Argentina MTN, Ser E
      (G)
      9.250%, 07/20/04                                    1,375             651
   Republic of Argentina MTN, Ser E
      (G) EUR
      8.750%, 02/04/49                                    1,375             623
      8.500%, 07/30/10                                    2,000             907
   Republic of Argentina MTN, Ser E
      (G) ITL
      10.000%, 01/03/07                               3,000,000             785
      7.625%, 08/11/07                                2,325,000             564
      7.625%, 08/11/07                                2,255,000             540

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Argentina MTN, Ser E
      Registered (G) EUR
      9.000%, 05/24/49                                    1,400   $         671
   Transportadora Gas Norte (A) (F)
      7.500%, 12/31/12                                      260             229
      6.500%, 12/31/12                                       37              31
   Transportadora Gas Norte
      Registered (F)
      7.500%, 12/31/12                                      130             114
      6.500%, 12/31/12                                      102              88
      6.500%, 12/31/12                                      114              99
                                                                  --------------
                                                                         70,096
                                                                  --------------
BAHAMAS -- 0.1%
   Banco Votorantim Nassau (A)
      10.625%, 04/10/14                                   2,750           1,429
                                                                  --------------
BAHRAIN -- 0.0%
   ICICI Bank (A)
      6.625%, 10/03/12                                      330             327
                                                                  --------------
BELIZE -- 0.0%
   Government of Belize
      Registered (F)
      4.250%, 02/20/29                                      400             296
                                                                  --------------
BERMUDA -- 0.1%
   Citic Resources Finance (A)
      6.750%, 05/15/14                                      300             281
   Digicel Group (A)
      8.875%, 01/15/15                                      550             504
                                                                  --------------
                                                                            785
                                                                  --------------
BOSNIA-HERZEGOVINA -- 0.1%
   Republic of Bosnia & Herzegovina,
      Ser B (J) EUR
      10.260%, 12/11/17                                   2,300           1,204
                                                                  --------------
BRAZIL -- 10.1%
   Cesp-Comp Ener Sao Paulo (A)
      BRL
      9.750%, 01/15/15                                    1,375             828
   Federal Republic of Brazil
      11.000%, 08/17/40                                  20,562          27,471
      10.125%, 05/15/27                                   5,625           8,114
      8.875%, 04/15/24                                    3,700           4,718
      8.750%, 02/04/25                                    3,755           4,760
      8.250%, 01/20/34                                    2,480           3,137
      8.000%, 01/15/18                                    1,420           1,589
      6.000%, 01/17/17                                      400             406
   Federal Republic of Brazil (C)
      7.125%, 01/20/37                                   21,665          24,481
   Federal Republic of Brazil BRL
      12.500%, 01/05/22                                  16,115          10,126
      10.250%, 01/10/28                                   1,400             760
   Nota Do Tesouro Nacional
      10.000%, 01/01/17                                  35,421          16,733
                                                                  --------------
                                                                        103,123
                                                                  --------------
CAYMAN ISLANDS -- 0.8%
   Banco Safra (A) BRL
      10.875%, 04/03/17                                   2,800           1,431
   Blue City Investments
      13.750%, 11/07/13                                     750             752


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   EEB International (A)
      8.750%, 10/31/14                                      340   $         348
   Earls Eight (A) (F)
      7.500%, 12/31/12                                      420             370
   Interoceanica IV Finance (A) (J)
      3.867%, 11/30/25                                    1,000             474
      3.689%, 11/30/18                                      450             291
   Peru Enhanced Pass-Thru (A) (J)
      6.009%, 05/31/25                                      320             125
      3.987%, 05/31/18                                    1,495           1,032
   Petrobras International Finance
      5.875%, 03/01/18                                    2,810           2,795
   Vale Overseas
      6.875%, 11/21/36                                      220             223
      6.250%, 01/23/17                                       85              85
                                                                  --------------
                                                                          7,926
                                                                  --------------
CHILE -- 0.5%
   Codelco Registered
      5.500%, 10/15/13                                    1,875           1,904
   Republic of Chile
      5.500%, 01/15/13                                    3,215           3,353
                                                                  --------------
                                                                          5,257
                                                                  --------------
COLOMBIA -- 4.6%
   BanColombia
      6.875%, 05/25/17                                      425             395
   Bogota Distrio Capital (A) COP
      9.750%, 07/26/28                                1,815,000             853
   Republic of Colombia
      11.750%, 02/25/20                                  13,356          19,867
      10.750%, 01/15/13                                     655             804
      10.375%, 01/28/33                                   4,080           6,089
      8.250%, 12/22/14                                    2,020           2,303
      8.125%, 05/21/24                                    2,075           2,475
      7.375%, 01/27/17                                      685             752
      7.375%, 09/18/37                                    5,885           6,547
   Republic of Colombia COP
      9.850%, 06/28/27                               14,896,000           7,313
                                                                  --------------
                                                                         47,398
                                                                  --------------
CYPRUS -- 0.5%
   ABH Financial (A)
      8.200%, 06/25/12                                      900             841
   Springvale Holdings (B)
      11.389%, 09/07/08                                   1,000           1,000
   Teorema Holding
      11.000%, 10/27/09                                   3,400           3,400
                                                                  --------------
                                                                          5,241
                                                                  --------------
DOMINICAN REPUBLIC -- 0.2%
   Republic of Dominican Republic
      Registered
      9.040%, 01/23/18                                      618             721
      8.625%, 04/20/27                                    1,025           1,189
      8.625%, 04/20/27                                      100             116
                                                                  --------------
                                                                          2,026
                                                                  --------------
ECUADOR -- 1.3%
   Republic of Ecuador Registered
      9.375%, 12/15/15                                    1,635           1,651

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Republic of Ecuador Registered (F)
      10.000%, 02/15/08                                  11,700   $      11,320
                                                                  --------------
                                                                         12,971
                                                                  --------------
EGYPT -- 0.2%
   Arab Republic of Egypt (A)
      8.750%, 07/18/12                                    8,450           1,589
                                                                  --------------
EL SALVADOR -- 1.9%
   Republic of El Salvador Registered
      8.250%, 04/10/32                                    3,485           4,252
      7.750%, 01/24/23                                    3,790           4,368
      7.650%, 06/15/35                                    3,400           3,927
      7.650%, 06/15/35                                    6,241           7,208
                                                                  --------------
                                                                         19,755
                                                                  --------------
GABON -- 0.4%
   Gabonese Republic (A)
      8.200%, 12/12/17                                    3,705           3,835
                                                                  --------------
GHANA -- 0.1%
   Republic of Ghana (A)
      8.500%, 10/04/17                                    1,200           1,265
                                                                  --------------
INDONESIA -- 1.8%
   BLT Finance
      7.500%, 05/15/14                                      300             258
   Excelcomindo Finance
      7.125%, 01/18/13                                      290             306
   Government of Indonesia IDR
      10.000%, 07/15/17                              21,424,000           2,281
   Indosat Finance Registered
      7.125%, 06/22/12                                    1,050           1,040
   Republic of Indonesia
      8.500%, 10/12/35                                    3,550           4,149
   Republic of Indonesia (A)
      7.500%, 01/15/16                                    1,760           1,901
      7.250%, 04/20/15                                      155             163
      6.625%, 02/17/37                                      800             761
   Republic of Indonesia Registered
      7.500%, 01/15/16                                    3,040           3,278
      7.250%, 04/20/15                                      495             522
      6.875%, 03/09/17                                      670             690
      6.750%, 03/10/14                                    2,100           2,173
      6.625%, 02/17/37                                      450             428
                                                                  --------------
                                                                         17,950
                                                                  --------------
IRAQ -- 0.8%
   Republic of Iraq Registered
      5.800%, 01/15/28                                   12,200           7,991
                                                                  --------------
IRELAND -- 0.1%
   Dal Capital (Vneshtorgbk) RUB
      7.000%, 04/13/09                                   19,000             770
   Transcapit (Transneft) (A)
      6.103%, 06/27/12                                      700             704
                                                                  --------------
                                                                          1,474
                                                                  --------------
JERSEY -- 0.2%
   Aldar Funding
      5.767%, 11/10/11                                    1,000           1,820
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
LEBANON -- 0.1%
   Lebanese Republic Registered
      8.250%, 04/12/21                                      950   $         886
                                                                  --------------
LUXEMBOURG -- 1.1%
   Alfa Dividend Payment Rights
      Finance (A) (B)
      6.891%, 03/15/08                                      448             432
   Gaz Capital for Gazprom Registered
      9.625%, 03/01/13                                    1,500           1,700
      8.625%, 04/28/34                                    3,340           4,175
   Kuznetski (Bank of Moscow) (F)
      7.500%, 11/25/15                                    1,200           1,171
   RSHB Captl
      7.175%, 05/16/13                                      400             412
   RSHB Captl (A)
      6.299%, 05/15/17                                    2,545           2,411
   UBS (Vimpelcom)
      8.250%, 05/23/16                                      235             235
      8.250%, 05/23/16                                      335             335
                                                                  --------------
                                                                         10,871
                                                                  --------------
MALAYSIA -- 2.5%
   Bank Negara Monetary Note (J)
      3.359%, 04/03/08                                   12,490           3,744
   Government of Malaysia
      7.500%, 07/15/11                                    3,910           4,284
   Government of Malaysia MYR
      3.814%, 02/15/17                                   11,050           3,258
      3.502%, 05/31/27                                   12,775           3,361
   Petronas Capital Registered
      7.875%, 05/22/12                                      550             683
      7.875%, 05/22/22                                    8,260          10,221
                                                                  --------------
                                                                         25,551
                                                                  --------------
MEXICO -- 3.5%
   Cornhill, Ser 39 (G) (H) (I)
      0.000%, 01/30/00                                    1,650             347
   Cornhill, Ser 46 (G) (H) (I)
      8.626%, 03/02/00                                      150              32
   Mexican Bonos, Ser M10 MXP
      8.000%, 12/17/15                                   27,000           2,449
      7.250%, 12/15/16                                   44,960           3,877
   Mexican Bonos, Ser MI10 MXP
      8.000%, 12/19/13                                   39,123           3,583
   Pemex Project Funding Master
      Trust Registered
      6.625%, 06/15/35                                      450             469
      5.750%, 03/01/18                                    1,305           1,305
   United Mexican States MTN
      8.300%, 08/15/31                                    4,370           5,644
   United Mexican States MTN, Ser A
      7.500%, 04/08/33                                    5,215           6,219
      6.750%, 09/27/34                                   10,718          11,838
   United Mexican States MTN, Ser E
      EUR
      0.006%, 05/08/17                                    5,000               5
                                                                  --------------
                                                                         35,768
                                                                  --------------
NETHERLANDS -- 0.5%
   HSBK Europe (A)
      7.250%, 05/03/17                                      500             434
   ING Bank MTN, Ser E
      9.625%, 05/30/08                                      700             682

--------------------------------------------------------------------------------
                                                    Face Amount    Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   Kazkommerts International (A)
      7.500%, 11/29/16                                      450   $         352
   Kazkommerts International
      Registered
      7.500%, 11/29/16                                      900             692
   Lukoil International Finance (A)
      6.656%, 06/07/22                                      245             229
   Majapahit Holding (A)
      7.875%, 06/29/37                                      555             531
      7.750%, 10/17/16                                      260             261
      7.750%, 10/17/16                                      280             277
      7.250%, 06/28/17                                      770             737
   TGI International (A)
      9.500%, 10/03/17                                      660             690
                                                                  --------------
                                                                          4,885
                                                                  --------------
NIGERIA -- 0.4%
   HSBC Bank NGN
      10.500%, 07/28/08                                 255,000           2,176
   UBS Jersey Branch (A) (B)
      0.000%, 09/04/17                                      750             752
   UBS Jersey Branch MTN (A) (B)
      6.296%, 11/01/13                                    1,320           1,505
                                                                  --------------
                                                                          4,433
                                                                  --------------
PAKISTAN -- 0.2%
   Republic of Pakistan Registered
      7.875%, 03/31/36                                      330             299
      7.125%, 03/31/16                                      290             246
      6.875%, 06/01/17                                    1,610           1,320
                                                                  --------------
                                                                          1,865
                                                                  --------------
PANAMA -- 2.1%
   Republic of Panama
      9.375%, 01/16/23                                      560             728
      9.375%, 04/01/29                                    2,005           2,742
      8.875%, 09/30/27                                    4,700           6,110
      8.125%, 04/28/34                                    1,020           1,254
      7.250%, 03/15/15                                    7,090           7,817
      6.700%, 01/26/36                                    2,185           2,305
                                                                  --------------
                                                                         20,956
                                                                  --------------
PERU -- 2.6%
   Banco Credita Del Peru (A) (B)
      7.170%, 10/15/22                                    1,950             657
   Republic of Peru
      8.750%, 11/21/33                                      760           1,007
      8.375%, 05/03/16                                    3,305           3,875
      7.350%, 07/21/25                                    8,650           9,861
   Republic of Peru (A)
      6.900%, 08/12/37                                    2,800             964
   Republic of Peru FLIRB,
      Ser 20YR (B)
      6.438%, 03/07/17                                    1,511           1,496
      6.143%, 03/07/08                                    4,920           4,871
      6.143%, 03/07/08                                    1,187           1,180
   Republic of Peru, Ser 20YR (B)
      5.000%, 03/07/08                                    2,663           2,650
                                                                  --------------
                                                                         26,561
                                                                  --------------
PHILIPPINES -- 7.6%
   DMCI Water (B) (I)
      10.800%, 12/31/09                                   1,989           1,989


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   National Power
      9.625%, 05/15/28                                    1,400   $       1,694
   National Power (A)
      6.875%, 11/02/16                                      965             981
   Republic of Philippines
      10.625%, 03/16/25                                  12,885          18,554
      9.875%, 01/15/19                                      500             655
      9.500%, 02/02/30                                    7,170           9,634
      9.375%, 01/18/17                                    5,725           7,085
      9.000%, 02/15/13                                      600             683
      8.875%, 03/17/15                                      800             946
      8.000%, 01/15/16                                    4,200           4,767
      7.750%, 01/14/31                                   10,138          11,697
   Republic of Philippines (C)
      8.250%, 01/15/14                                      905           1,019
      7.500%, 09/25/24                                   14,734          16,576
      6.375%, 01/15/32                                    1,025           1,020
                                                                  --------------
                                                                         77,300
                                                                  --------------
RUSSIA -- 9.0%
   Kazan Orgsintez
      9.250%, 10/30/11                                      505             495
   Orient Express Finance RUB
      9.875%, 07/02/09                                   15,000             575
   Russian Federation Registered
      12.750%, 06/24/28                                   5,700          10,345
      11.000%, 07/24/18                                   7,735          11,042
   Russian Federation Registered (F)
      7.500%, 03/31/08                                      500             573
      7.500%, 03/31/30                                   56,464          64,685
      5.000%, 03/31/30                                    3,000           3,437
   VTB Capital
      6.609%, 10/31/12                                      900             883
                                                                  --------------
                                                                         92,035
                                                                  --------------
SOUTH AFRICA -- 1.0%
   Republic of South Africa
      6.500%, 06/02/14                                    7,500           7,931
      5.875%, 05/30/22                                    1,415           1,386
      8.500%, 06/23/17                                      860           1,045
                                                                  --------------
                                                                         10,362
                                                                  --------------
SOUTH KOREA -- 0.1%
   Shinhan Bank (B)
      6.819%, 09/20/36                                      630             582
   Woori Bank
      6.208%, 05/02/37                                      610             528
                                                                  --------------
                                                                          1,110
                                                                  --------------
SRI LANKA -- 0.0%
   Republic of Sri Lanka
      8.250%, 10/24/12                                      190             185
                                                                  --------------
SUPRA-NATIONAL -- 0.3%
   European Investment Bank TRY
      10.000%, 01/28/11                                   3,770           2,900
                                                                  --------------
THAILAND -- 0.2%
   Bangkok Bank Registered
      9.025%, 03/15/29                                      390             450
   True Move (A)
      10.750%, 12/16/13                                   1,250           1,304
                                                                  --------------
                                                                          1,754
                                                                  --------------

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
TUNISIA -- 0.2%
   Banque Centrale de Tunisie
      8.250%, 09/19/27                                    1,095   $       1,359
      7.375%, 04/25/12                                      465             505
                                                                  --------------
                                                                          1,864
                                                                  --------------
TURKEY -- 4.8%
   Republic of Turkey
      11.875%, 01/15/30                                   9,715          15,301
      11.000%, 01/14/13                                   1,045           1,285
      9.500%, 01/15/14                                    1,325           1,552
      8.000%, 02/14/34                                    1,800           1,987
      7.375%, 02/05/25                                    3,800           3,998
      7.250%, 03/15/15                                    4,290           4,590
      7.000%, 09/26/16                                    2,190           2,316
      7.000%, 06/05/20                                      890             923
      6.875%, 03/17/36                                    8,205           8,061
      6.750%, 04/03/18                                    7,850           8,056
   Republic of Turkey (B) TRY
      14.000%, 01/19/11                                     600             515
   Republic of Turkey TRY
      10.000%, 02/15/12                                     360             345
                                                                  --------------
                                                                         48,929
                                                                  --------------
UKRAINE -- 2.1%
   Government of Ukraine (A)
      6.875%, 03/04/11                                    4,475           4,550
      6.580%, 11/21/16                                    6,735           6,600
   Government of Ukraine Registered
      6.875%, 03/04/11                                    1,000           1,021
      6.580%, 11/21/16                                    1,600           1,567
   Government of Ukraine Registered
      (B)
      8.693%, 02/07/08                                      900             923
   Government of Ukraine Registered
      (C)
      7.650%, 06/11/13                                    5,340           5,646
   Naftogaz Ukrainy
      8.125%, 09/30/09                                      700             663
                                                                  --------------
                                                                         20,970
                                                                  --------------
UNITED ARAB EMIRATES -- 0.6%
   Jafz Sukuk (B) AED
      6.100%, 11/27/12                                   22,000           6,107
                                                                  --------------
UNITED KINGDOM -- 0.5%
   Barclays Bank
      12.500%, 03/17/13                                     600             764
   Barclays Bank (A) (B)
      0.000%, 12/17/08                                      600             686
   Credit Suisse First Boston
      International (Export/Import -
      Ukraine)
      6.800%, 10/04/12                                      600             583
   Credit Suisse First Boston for the
      City of Kiev Registered
      8.000%, 11/06/15                                      750             733
   Standard Bank (A)
      15.000%, 03/12/12                                     481             423
   Standard Bank MTN, Ser E (B)
      15.000%, 07/20/09                                     658             681


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
   UK Private Bank (A)
      8.000%, 02/06/12                                    1,000   $         905
                                                                  --------------
                                                                          4,775
                                                                  --------------
UNITED STATES -- 0.4%
   Citigroup Funding (A)
      6.000%, 05/18/15                                      800             840
   Citigroup Funding (B)
      10.000%, 01/03/17                                   1,500           1,551
   DST
      10.750%, 05/22/09                                   1,300           1,300
                                                                  --------------
                                                                          3,691
                                                                  --------------
URUGUAY -- 3.6%
   Republic of Uruguay
      9.250%, 05/17/17                                    5,025           6,055
      8.000%, 11/18/22                                   17,805          19,942
      7.625%, 03/21/36                                      600             654
      7.500%, 03/15/15                                    1,225           1,323
   Republic of Uruguay PIK
      7.875%, 01/15/33                                    3,050           3,416
   Republic of Uruguay UYU
      7.250%, 04/05/27                                   11,750             550
      5.000%, 09/14/18                                   33,530           1,839
      3.700%, 06/26/37                                   77,760           3,305
                                                                  --------------
                                                                         37,084
                                                                  --------------
VENEZUELA -- 6.1%
   Government of Venezuela
      13.625%, 08/15/18                                   1,200           1,539
      10.750%, 09/19/13                                     400             428
      9.375%, 01/13/34                                   12,955          12,890
      9.250%, 09/15/27                                   30,580          30,504
      8.500%, 10/08/14                                    3,906           3,769
      7.650%, 04/21/25                                      470             402
      6.000%, 12/09/20                                    4,830           3,647
      5.750%, 02/26/16                                    6,500           5,232
   Government of Venezuela
      Registered
      7.000%, 12/01/18                                      400             342
   Petroleos De Venezuela
      5.375%, 04/12/27                                    5,355           3,245
      5.250%, 04/12/17                                      900             639
                                                                  --------------
                                                                         62,637
                                                                  --------------
VIRGIN ISLANDS -- 0.4%
   GTL Trade Finance (A)
      7.250%, 10/20/17                                    3,920           3,979
                                                                  --------------
Total Global Bonds
   (Cost $778,216) ($ Thousands)                                        821,216
                                                                  --------------
DEPOSIT WITH COUNTERPARTY AS COLLATERAL
FOR SWAP CONTRACTS (E) -- 4.9%

UNITED STATES -- 4.9%
Deposits with Citibank as Collateral
   for Swap Contracts Outstanding                           648             648
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding TRY                                692             590
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,400           1,400

--------------------------------------------------------------------------------
                                                  Face Amount      Market Value
Description                                      (Thousands)(1)   ($ Thousands)
--------------------------------------------------------------------------------
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                    750   $         750
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  8,550           8,550
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,000           1,000
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  1,400           1,400
Deposits with Credit Suisse First
   Boston as Collateral for Swap
   Contracts Outstanding                                  3,600           3,600
Deposits with Deutsche Bank as
   Collateral for Swap Contracts
   Outstanding                                              877             877
Deposits with Deutsche Bank as
   Collateral for Swap Contracts
   Outstanding IDR                                    6,689,757             712
Deposits with Goldman Sachs as
   Collateral for Swap Contracts
   Outstanding BRL                                        4,564           2,564
Deposits with HSBC as Collateral for
   Swap Contracts Outstanding TRY                         5,284           4,508
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                            7,812           7,812
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                              249             249
Deposits with JPMorgan Chase as
   Collateral for Swap Contracts
   Outstanding                                            2,798           2,798
Deposits with Merrill Lynch as
   Collateral for Swap Contracts
   Outstanding NGN                                      288,900           2,450
Deposits with Merrill Lynch as
   Collateral for Swap Contracts
   Outstanding                                              863             863
Deposits with Merrill Lynch as
   Collateral for Swap Contracts
   Outstanding                                            2,500           2,500
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                            5,300           5,300
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              239             239
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              352             352
Deposits with Standard Bank as
   Collateral for Swap Contracts
   Outstanding                                              438             438
Deposits with UBS as Collateral for
   Swap Contracts Outstanding NGN                        45,165             383
                                                                  --------------
Total Deposit with Counterparty as Collateral for Swap
   Contracts
   (Cost $49,038) ($ Thousands)                                          49,983
                                                                  --------------


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

--------------------------------------------------------------------------------
                                               Face Amount         Market Value
Description                               (Thousands)(1)/Shares   ($ Thousands)
--------------------------------------------------------------------------------
LOAN PARTICIPATIONS -- 4.1%

EGYPT -- 0.2%
   Egyptian Urea
      Petrochemical (G) (H) (I)
      0.000%, 07/01/17                                    1,950   $       1,950
                                                                  --------------
GERMANY -- 0.1%
   Rike (H) (I)
      0.000%, 08/17/11                                    1,200           1,200
                                                                  --------------
INDONESIA -- 0.5%
   Indonesia Standby Loan 94
      (Counterparty: Deutsche Bank)
      (B) (H) (I)
      4.000%, 03/29/08                                    5,298           5,192
                                                                  --------------
MEXICO -- 1.2%
   Altos Hornos, Promissory Note # 5
      (G) (H) (I)
      0.000%, 04/29/99                                    2,500           1,625
   Altos Hornos, Promissory Note # 6
      (G) (H) (I)
      0.000%, 04/29/99                                    2,500           1,625
   Altos Hornos, Promissory Note
      (Counterparty: Deutsche
      Bank) (G) (H) (I)
      0.000%, 12/31/49                                    4,500           2,925
   Altos Hornos, Tranche A
      (Counterparty: Banc of America)
      (G) (H) (I)
      0.000%, 04/11/04                                    6,540           4,448
   Grupo Accerco Del Norte
      (Counterparty: Deutsche Bank)
      (G) (H) (I)
      0.000%, 12/31/49                                    7,750           1,356
                                                                  --------------
                                                                         11,979
                                                                  --------------
SINGAPORE -- 1.3%
   Connect International PPN
      PIK (G) (H) (I)
      0.000%, 01/01/09                                    8,102           8,184
   Neptune Loan Agreement
      0.000%, 05/12/08                                    4,700           4,700
                                                                  --------------
                                                                         12,884
                                                                  --------------
TURKEY -- 0.8%
   Cukurova, Ser A
      0.000%, 05/01/08                                    3,452           3,366
   Cukurova, Ser B
      0.000%, 05/01/12                                    4,600           4,485
                                                                  --------------
                                                                          7,851
                                                                  --------------
UNITED STATES -- 0.0%
   Baja Ferries
      5.100%, 01/26/17                                      430             430
                                                                  --------------
Total Loan Participations
   (Cost $33,320) ($ Thousands)                                          41,486
                                                                  --------------

--------------------------------------------------------------------------------
                                            Shares/Face Amount     Market Value
Description                                    (Thousands)(1)     ($ Thousands)
--------------------------------------------------------------------------------
COMMON STOCK -- 0.5%

BRAZIL -- 0.5%
GVT Holding*                                            230,000   $       4,616
                                                                  --------------
Total Common Stock
   (Cost $1,102) ($ Thousands)                                            4,616
                                                                  --------------
CORPORATE OBLIGATION (D) -- 0.2%

UNITED STATES -- 0.2%
   SLM MTN
      5.038%, 01/15/08                                    1,437           1,437
                                                                  --------------
Total Corporate Obligation
   (Cost $1,437) ($ Thousands)                                            1,437
                                                                  --------------
                                                  Number
                                                of Warrants
                                           --------------------
WARRANTS -- 0.0%

CYPRUS -- 0.0%
Teorema Holding, Expires 10/27/09*                           --             307
                                                                  --------------
Total Warrants
   (Cost $77) ($ Thousands)                                                 307
                                                                  --------------
CASH EQUIVALENT -- 7.5%
SEI Liquidity Fund, LP,
   4.980% ** ++ (D)                                  76,525,000          76,525
                                                                  --------------
Total Cash Equivalent
   (Cost $76,525) ($ Thousands)                                          76,525
                                                                  --------------
U.S. TREASURY OBLIGATION -- 3.8%
   U.S. Treasury Note
      4.875%, 08/31/08                                   38,665          39,003
                                                                  --------------
Total U.S. Treasury Obligation
   (Cost $38,839) ($ Thousands)                                          39,003
                                                                  --------------
Total Investments -- 101.6%
   (Cost $978,554) ($ Thousands)#                                 $   1,034,573
                                                                  ==============


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

A summary of the outstanding forward foreign currency contracts held by the Fund at December 31, 2007, is as follows:

---------------------------------------------------------------------------------------------
                                                                                   UNREALIZED
                             CURRENCY                 CURRENCY                  APPRECIATION/
    MATURITY                TO DELIVER               TO RECEIVE                (DEPRECIATION)
      DATE                  (THOUSANDS)              (THOUSANDS)                ($ THOUSANDS)
---------------------------------------------------------------------------------------------
1/3/08-2/6/08            BRL       49,917          USD       27,872          $           (113)
1/7/08-4/7/08            KRW    4,185,080          USD        4,541                        49
1/7/08-4/7/08            USD        4,600          KRW    4,185,080                      (108)
1/10/08                  USD          451          NGN       57,816                        39
1/14/08-1/31/08          USD        9,085          HUF    1,604,715                       188
1/14/08-3/17/08          USD        7,432          RUB      185,323                       122
1/17/08                  EUR        7,850          USD       11,177                      (303)
1/18/08                  PLN        6,216          USD        2,500                       (27)
1/18/08-3/26/08          USD       18,776          PLN       49,331                     1,269
1/21/08-1/22/08          USD        1,400          PHP       61,656                        93
1/22/08-2/4/08           USD        9,600          SGD       13,970                       128
1/25/08                  USD        3,300          INR      131,307                        27
1/28/08-4/1/08           USD        4,603          AED       16,811                         9
2/28/08                  TRY        4,259          USD        3,409                      (160)
2/28/08                  USD        2,047          TRY        2,557                        96
4/9/08                   KZT      425,619          USD        3,420                       (32)
                                                                             ----------------
                                                                             $          1,277
                                                                             ================

A summary of the open futures contracts held by the Fund at December 31, 2007, is as follows:

-------------------------------------------------------------------
                           NUMBER OF                   UNREALIZED
TYPE OF                    CONTRACTS     EXPIRATION   DEPRECIATION
CONTRACT                  LONG (SHORT)      DATE      ($ THOUSANDS)
-------------------------------------------------------------------
U.S. Long Treasury Bond        31         Mar-2008    $        (22)
                                                      =============

A summary of outstanding swap agreements held by the Fund at December 31, 2007, is as follows:

-------------------------------------------------------------------------------------------------------------------
                                                 TOTAL RETURN SWAPS
-------------------------------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                                                                                       NOTIONAL     APPRECIATION/
                                                                   EXPIRATION           AMOUNT      (DEPRECIATION)
DESCRIPTION                                                           DATE            (THOUSANDS)   ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Deutsche Bank)           08/15/10    BRL         1,400          $  199


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

                                                                                                                    UNREALIZED
                                                                                                     NOTIONAL     APPRECIATION/
                                                                                EXPIRATION            AMOUNT      (DEPRECIATION)
DESCRIPTION                                                                        DATE            (THOUSANDS)     ($ THOUSANDS)
--------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Goldman Sachs)                        01/01/17    BRL         4,500         $   (186)

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                       08/15/10    BRL        12,000            1,573

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the return on the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: JPMorgan Chase)                       05/15/11    BRL         4,214              452

Fund receives payment at maturity on the Brazilian CDI Index times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                        08/15/10    BRL         1,400              198

Fund receives payment at maturity on the JSC Gazprom/Sberbank Credit Facility times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                        05/17/08                5,300               --

Fund receives payment at maturity on Government of Indonesia,
   12.000%, 09/15/11. Fund receives payment if the return
   on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Deutsche Bank)                        03/07/12    IDR     5,900,000              (21)

Fund receives payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Citibank)                             04/03/09    NGN        82,011              104


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

                                                                                                                       UNREALIZED
                                                                                                         NOTIONAL    APPRECIATION/
                                                                                     EXPIRATION           AMOUNT     DEPRECIATION)
DESCRIPTION                                                                             DATE            (THOUSANDS)  ($ THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                             01/04/08    NGN       33,633      $      26

Fund receives payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                             12/16/08    NGN       45,003             29

Fund receives payment at maturity on the Nigerian NGN Index
   times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Standard Bank)                             02/25/09    NGN       55,618             17

Fund receives payment at maturity on the Nigerian Treasury Bond
   9.350%, 08/31/17 times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates
   over the payment period. (Counterparty: UBS)                                       08/31/17    NGN       49,550             12

Fund receives payment at maturity on Solar Garden Projects Ltd. Credit Facility times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                             12/30/09    NGN      288,900            (24)

Fund receives payment at maturity on Republic of Turkey,
   16.000%, 03/07/12. Fund receives payment if the return
   on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Credit Suisse First Boston)                03/07/12    TRY          700             63

Fund receives payment at maturity on Republic of Turkey,
   16.000%, 03/07/12. Fund receives payment if the return
   on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: HSBC Bank)                                 03/07/12    TRY        5,450            477


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

                                                                                                               UNREALIZED
                                                                                                  NOTIONAL    APPRECIATION/
                                                                                   EXPIRATION      AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                           DATE      (THOUSANDS)   ($ THOUSANDS)
---------------------------------------------------------------------------------------------------------------------------
Fund receives payment at maturity on OSJC Zaporozh
   times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Merrill Lynch)                           12/31/10         2,500       $      (3)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                                 $   2,916
                                                                                                                 ==========

---------------------------------------------------------------------------------------------------------------------------
                                                    CREDIT DEFAULT SWAPS
---------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 1.8450% (3.690% per annum) times the notional amount of Federal Republic of Brazil, 12.250%, 06/06/30.
   Upon a defined credit event, the Fund pays the notional amount and
   takes receipt of the defined deliverable obligation. (Counterparty: Citigroup)   10/20/15         4,500       $     752

Fund receives quarterly payment of 0.4000% (1.600% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)               01/20/16         8,550             (75)

Fund receives quarterly payment of 0.3425% (1.370% per annum) times the notional amount of JSC Gazprom, 8.625%, 04/28/34. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)               08/20/16         1,000             (25)

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)               12/20/08         1,400             (56)

Fund receives semi-annual payment of 2.8750% (5.750% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)               12/20/09         3,600            (228)

Fund receives semi-annual payment of 2.600% (5.200% per annum) times the notional amount of Naftogaz Ukrainy, 8.125%, 09/30/09. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Credit Suisse First Boston)               12/20/11           750             (72)

Fund receives semi-annual payment of 2.4150% (4.830% per annum) times the notional amount of Republic of Argentina, 8.280%, 12/31/33. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)                                12/20/12         3,900              90


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

                                                                                                                    UNREALIZED
                                                                                                      NOTIONAL    APPRECIATION/
                                                                                    EXPIRATION         AMOUNT    (DEPRECIATION)
DESCRIPTION                                                                            DATE         (THOUSANDS)   ($ THOUSANDS)
----------------------------------------------------------------------------------------------------------------------------
Fund receives semi-annual payment of 1.6150% (3.230% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)                                 03/20/12            3,870      $       58

Fund receives semi-annual payment of 1.6200% (3.240% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                            02/12/12              500               8

Fund receives semi-annual payment of 1.9200% (3.840% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                            03/20/12            2,865              74

Fund receives semi-annual payment of 0.8400% (1.6800% per annum) times the notional amount of Republic of Turkey, 11.875%, 01/15/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: Citigroup)                                 11/20/12            4,400              38

Fund receives payment at maturity on Republic of Venezuela
   9.250%, 07/20/17 times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Credit Suisse First Boston)               07/20/17           14,700          (1,465)

Fund receives payment at maturity on Republic of Venezuela
   9.250%, 09/15/27 times the notional amount. Fund receives payment if the return on the spread appreciates over the payment period
   and pays if the return on the spread depreciates
   over the payment period. (Counterparty: Credit Suisse First Boston)               11/20/17              800             (26)

Fund receives semi-annual payment of 0.5180% (1.035% per annum) times the notional amount on Russian Federation, 7.750%, 03/31/30. Upon a defined credit event, Fund pays the notional amount and takes receipt of the defined
   deliverable obligation. (Counterparty: JPMorgan Chase)                            09/20/17           12,000              67

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    $     (860)
                                                                                                                    ===========

-------------------------------------------------------------------------------------------------------------------------------
                                                     INTEREST RATE SWAPS
-------------------------------------------------------------------------------------------------------------------------------
Pay fixed rate of 10.630%
   and receive floating rate, rate based on
   BRL CDI Index. (Counterparty:
   Deutsche Bank)                                                                    01/02/12    BRL     8,700      $     (265)


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

                                                                                            UNREALIZED
                                                                             NOTIONAL     APPRECIATION/
                                                       EXPIRATION             AMOUNT     (DEPRECIATION)
DESCRIPTION                                               DATE             (THOUSANDS)    ($ THOUSANDS)
-------------------------------------------------------------------------------------------------------
Receive fixed rate of 10.650%
   and pay floating rate at maturity, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                     01/02/12     BRL        7,300       $     (226)

Receive fixed rate of 10.880%
   and pay floating rate at maturity, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                     01/02/12     BRL        5,300             (150)

Receive fixed rate of 11.093%
   and pay floating rate at maturity, rate based on
   BRL CDI Index. (Counterparty:
   Lehman Brothers)                                     01/02/12     BRL       14,300             (356)

-------------------------------------------------------------------------------------------------------
                                                                                            $     (997)
=======================================================================================================


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

Schedule of Investments (Unaudited)

Emerging Markets Debt Fund
December 31, 2007

Percentages are based on Net Assets of $1,018,468 ($ Thousands).

*     Non-Income Producing Security.

**    Rate shown is the 7-day effective yield as of December 31, 2007.

++    Investment in affiliated security.

(1)   In U.S. dollars unless otherwise indicated.

(A) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(B) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2007.

(C) This security or a partial position of this security is on loan at December 31, 2007. The total value of securities on loan at December 31, 2007 was $74,191 ($ Thousands).

(D) This security was purchased with cash collateral held from securities on loan. The total value of such securities as of December 31, 2007 was $77,962 ($ Thousands).

(E) Cash on loan to swap counterparty as collateral for outstanding swap contracts.

(F) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on December 31, 2007. The coupon on a step bond changes on a specified date.

(G)   Security in default on interest payments.

(H) Securities considered illiquid. The total value of such securities as of December 31, 2007 was $28,884 ($ Thousands) and represented 3.13% of Net Assets.

(I) Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total value of such securities as of December 31, 2007 was $30,873 and represented 3.03% of Net Assets.

(J) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

AED   -- United Arab Emirates Dirham
BRL   -- Brazilian Real
CDI   -- Chess Depositary Interest
COP   -- Chilean Peso
EUR   -- Euro
FLIRB -- Front Loaded Interest Reduction Bond
HUF   -- Hungarian Forint
IDR   -- Indonesian Rupiah
INR   -- India Rupee
ITL   -- Italian Lira
KRW   -- Korean Won
KZT   -- Kazakhstan Tenge
LP    -- Limited Partnership
MTN   -- Medium Term Note
MXP   -- Mexican Peso
MYR   -- Malaysian Ringgit
NGN   -- Nigerian Naira
PHP   -- Philippine Peso
PIK   -- Payment-in-Kind
PLN   -- Polish Zloty
RUB   -- Russian Ruble
Ser   -- Series
SGD   -- Singapore Dollar
TRY   -- New Turkish Lira
USD   -- U.S. Dollar
UYU   -- Uruguay Peso

Amounts designated as "--" are $0 or have been rounded to $0.

# At December 31, 2007, the tax basis cost of the Fund's investments was $978,554 ($ Thousands), and the unrealized appreciation and depreciation were $71,727 ($ Thousands) and $(15,708) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
    SEI Institutional International Trust / Quarterly Report / December 31, 2007

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          SEI Institutional International Trust


By (Signature and Title)*             /s/ Robert A. Nesher
                                      -------------------------------------
                                      Robert A. Nesher, Chief Executive Officer

Date: February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*             /s/ Robert A. Nesher
                                      -------------------------------------
                                      Robert A. Nesher, Chief Executive Officer

Date: February 29, 2008


By (Signature and Title)*             /s/ Stephen F. Panner
                                      -------------------------------------
                                      Stephen F. Panner, Controller & CFO

Date: February 29, 2008


* Print the name and title of each signing officer under his or her signature.